N-2 - USD ($) $ / shares in Thousands		Apr. 23, 2026	Dec. 31, 2021
Cover [Abstract]
Entity Central Index Key		0001803958
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-292965
Investment Company Act File Number		811-23575
Document Type		N-2
Document Registration Statement		true
Post-Effective Amendment		true
Post-Effective Amendment Number		1
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		8
Entity Registrant Name		KKR REAL ESTATE SELECT TRUST INC.
Entity Address, Address Line One		30 Hudson Yards
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10001
City Area Code		212
Local Phone Number		750-8300
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		true
Effective on Set Date, 486(b)		false
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class I	Class D	Class S	Class U
Stockholder Transaction Expenses:
Maximum Sales Load (as a percentage of the offering price) 1	None	None	3.00%	None
Maximum Dealer Manager Fees (as a percentage of the offering price) 1	None	None	0.50%	None
Dividend Reinvestment and Cash Purchase Plan Fees	None	None	None	None
1
KKR Capital Markets LLC (the “Distributor”) is the principal underwriter and distributor of the Common Stock and serves in that capacity on a best efforts basis, subject to various conditions. Shares may be offered through Selling Agents that have entered into selling agreements with the Distributor. Selling Agents typically receive the sales load with respect to Class S Shares purchased by their clients. The Distributor does not retain any portion of the sales load or dealer manager fees. Class S Shares are subject to a maximum sales load of up to 3.00% of the offering price. However, purchases of Class S Shares may be eligible for a sales load discount. Class S Shares are subject to a maximum dealer manager fee of 0.50% of the offering price. See “Purchase of Shares—Sales Loads and Dealer Manager Fees.” The Selling Agents may, in their sole discretion and subject to applicable law, reduce or waive the sales load on a non-scheduled
basis in individual cases. Although Class D Shares, Class U Shares and Class I Shares are each not subject to a sales load or dealer manager fee, investors purchasing Shares through a Selling Agent could be required to pay transactional or other fees on purchases and sales of Class D Shares, Class U Shares or Class I Shares to their Selling Agents in such amounts as their Selling Agents may determine. Any such fees will be in addition to an investor’s investment in the Fund and not deducted therefrom. Investors should consult with their Selling Agents about the sale load and any additional fees or charges their Selling Agents might impose on each class of shares.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (Percentage of Net Assets Attributable to Shares)
Management Fee 2	1.25%	1.25%	1.25%	1.25%
Incentive Fee 3	0.44%	0.44%	0.44%	0.44%
Servicing Fee 4	None	0.25%	0.25%	0.25%
Distribution Fee 5	None	None	0.60%	0.60%
Interest Payments on Borrowed Funds 6	0.46%	0.46%	0.46%	0.46%
Property Level Expenses 7	—	—	—	—
Other Expenses 8	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	2.68%	2.93%	3.53%	3.53%
Fees Waived and/or Expenses Reimbursed or Recouped 9	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or Recoupment	2.70%	2.95%	3.55%	3.55%
2
Pursuant to the Advisory Agreement, the Adviser receives a Management Fee payable monthly in arrears at the annual rate of 1.25% of the average daily value of the Fund’s net assets. See “
Management of the Fund
—
Investment Advisory Agreements and Fees
.”

3
Pursuant to the Advisory Agreement, the Adviser receives an incentive fee that is payable quarterly in arrears in an amount equal to 12.5% of the Fund’s Portfolio Operating Income for the immediately preceding quarter. See “
Management of the Fund—Investment Advisory Agreements and Fees.
”

4
Class D Shares, Class S Shares and Class U Shares are subject to a Servicing Fee that is payable monthly and accrued daily at an annualized rate of 0.25% of the net assets of the Fund attributable to such classes. The Servicing Fee is for personal services provided to stockholders and/or the maintenance of stockholder accounts and, where applicable, to reimburse the Distributor for related expenses incurred. The Servicing Fee is governed by the Fund’s Shareholder Servicing Plan. All or a portion of the Servicing Fee may be used to pay for sub-transfer
agency,
sub-accounting
and certain other administrative services. The Fund also pays for certain sub-transfer
agency,
sub-accounting
and administrative services outside of the Servicing Fee.

5
The Fund pays the Distributor a Distribution Fee that is payable monthly and accrued daily at an annualized rate of 0.60% of the net assets of the Fund attributable to Class U Shares and Class S Shares. The Distribution Fee is for the sale and marketing of the Class U Shares and Class S Shares and to reimburse the Distributor for related expenses incurred. All or a portion of the Distribution Fee may be used to pay for sub-transfer
agency,
sub-accounting
and certain other administrative services that are not required to be paid pursuant to a service fee under FINRA rules. The Distributor generally will pay all or a portion of the Distribution Fee to the Selling Agents that sell Class U Shares and Class S Shares. Payment of the Distribution Fee is governed by the Fund’s Distribution and Service Plan.

6
The table assumes the average use of leverage by the Fund (including by the Fund’s consolidated subsidiaries) in an amount equal to 5% of the Fund’s total assets (less all liabilities and indebtedness not represented by Investment Company Act leverage) and assumes the annual interest rate on borrowings is 6.7%. The Fund’s actual interest costs associated with leverage may differ from the estimates above. In addition, the Fund also expects that its unconsolidated operating entities will use borrowings, the costs of which will be indirectly borne by stockholders. In December 2022, the Fund entered into a revolving credit facility (the “Credit Agreement”) with Barclays Bank PLC, Goldman Sachs Lending Partners LLC and Wells Fargo Bank N.A. in the amount of $250,000,000. The interest rate on Benchmark Advances under the Credit Agreement is the SOFR plus applicable margin of (a) 3.05% for borrowings in U.S. dollars or Sterling or (b) 3.00% for borrowings in currencies other than U.S. dollars and Sterling. The Fund pays a non-usage
fee equal to 0.35% per annum on the daily unused portion of the committed line. In May 2025, the Fund extended the Credit Agreement for three years through May 12, 2028. The Credit Agreement also has a one year extension option through May 12, 2029. At December 31, 2025, the Fund had no borrowings outstanding under the Credit Agreement.

7
Represents estimated fees and expenses related to property management, disposition expenses, any other expenses related to investments in real property by the Fund’s consolidated subsidiaries. In addition, the Fund also expects that its unconsolidated operating entities will incur property management, disposition and other expenses related to investments in real property, the costs of which will be indirectly borne by stockholders. The Fund’s real estate operating subsidiaries have and expect in the future to hire third-party or affiliated property managers (who could also be joint venture partners for an investment) at prevailing market rates to perform management and specialized services for the Fund’s commercial real estate investments.

8
“Other Expenses” are estimated based on average Fund net assets of approximately $1,466,000,000 for the current fiscal year. “Other Expenses” include professional fees, offering expenses and other expenses, including, without limitation, filing fees, printing fees, administration fees, custody fees, director fees and insurance costs.

9
Pursuant to an Expense Limitation and Reimbursement Agreement, through April 30, 2027, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund so that certain of the Fund’s Specified Expenses will not exceed 0.50% of net assets (annualized). The Fund has agreed to repay these amounts, when and if requested by the Adviser, but only if and to the extent that Specified Expenses are less than 0.50% of net assets (annualized) (or, if a lower expense limit is then in effect, such lower limit) within 36 months after the Adviser waived or reimbursed such fees or expenses; provided, however, that the Adviser may recapture a Specified Expense in the same year it is incurred. This arrangement cannot be terminated prior to April 30, 2027 without the Board’s consent. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, including offering costs, with the exception of (i) the Management Fee, (ii) the Incentive Fee, (iii) the Servicing Fee, (iv) the Distribution Fee, (v) property level expenses, (vi) brokerage costs or other investment-related out-of-pocket
expenses, including with respect to unconsummated investments, (vii) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (viii) taxes, and (ix) extraordinary expenses (as determined in the sole discretion of the Adviser).

Other Annual Expenses [Abstract]
Purpose of Fee Table , Note [Text Block]		This table illustrates the fees and expenses of the Fund that you will incur if you buy and hold shares of the Common Stock, as a percentage of net assets attributable to each class of shares.
Basis of Transaction Fees, Note [Text Block]		as a percentage of the offering price
Other Expenses, Note [Text Block]		“Other Expenses” are estimated based on average Fund net assets of approximately $1,466,000,000 for the current fiscal year. “Other Expenses” include professional fees, offering expenses and other expenses, including, without limitation, filing fees, printing fees, administration fees, custody fees, director fees and insurance costs.
Management Fee not based on Net Assets, Note [Text Block]	Pursuant to the Advisory Agreement, the Adviser receives a Management Fee payable monthly in arrears at the annual rate of 1.25% of the average daily value of the Fund’s net assets. See “
Management of the Fund
—
Investment Advisory Agreements and Fees
		.”
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
SENIOR SECURITIES
The following table sets forth certain information regarding the Fund’s outstanding senior securities as of the end of each fiscal year for the periods presented. The financial information was derived from and should be read in conjunction with the Financial Statements of the Fund and Notes thereto, which are incorporated by reference into this prospectus and the SAI. The financial information for each fiscal year has been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm, whose unqualified report on such Financial Statements is incorporated by reference into the SAI.

Year	Total Amount Outstanding Exclusive of Treasury Securities (in thousands) (1)	Asset Coverage (in thousands) (2)	Involuntary Liquidating Preference (3)	Average Market Value (4)
Revolving Credit Facility
Year Ended December 31, 2025	N/A	N/A	N/A	N/A
Year Ended December 31, 2024	N/A	N/A	N/A	N/A
Year Ended December 31, 2023	N/A	N/A	N/A	N/A
Year Ended December 31, 2022	N/A	N/A	N/A	N/A
Year Ended December 31, 2021	$197,000	$4,608	N/A	N/A
Year Ended December 31, 2020	N/A	N/A	N/A	N/A

(1)	Total amount of each class of senior securities outstanding at the end of the period presented.
(2)
The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness as calculated for the applicable borrowings and then multiplying by $1,000.

(3)	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it.
(4)	Not applicable because the senior securities are not registered for public trading.

Senior Securities Amount	[1]		$ 197,000,000
Senior Securities Coverage per Unit	[2]		$ 4,608
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVES AND STRATEGIES
Benefits of Investing in Real Estate
Allocating a portion of your investment portfolio to real estate may provide you with a steady source of income, growth potential, portfolio diversification, a hedge against inflation, and attractive risk-adjusted returns.
Investors may benefit from adding a diversified real estate component to their investment portfolios for the following reasons:

•	Stabilized real estate combined with proactive investment management and asset management may create an attractive return profile.

•
Amidst higher levels of inflation, changes in interest rates and lower real yields, investors continue to seek collateral-backed cash flows. Assets linked to nominal gross domestic product (“GDP”) have the ability to appreciate alongside or potentially faster than nominal GDP, which is continuing to drive flows into real estate.

Market Opportunity
We believe that real estate investments with growth potential and a defensive cash flow base in the largest and most active real estate markets can provide income and sustain growth over the long term. We expect to hold investments in this strategy through economic cycles. By focusing on assets and markets with attractive long-term fundamentals that can support attractively-priced long-term capital structures, we believe that we can generate attractive absolute and relative total returns with a substantial income component.
We believe our investment strategies are attractive for the following reasons:

•
Amidst higher levels of inflation, changes in interest rates and lower real yields, investors continue to seek collateral-backed cash flows. Assets linked to nominal GDP have the ability to appreciate alongside or potentially faster than nominal GDP, which is continuing to drive flows into real estate. In this environment, we expect the strong appetite for real estate to persist driven by the structural yearn for yield as well as an increased desire for the potential inflation hedging benefits offered by the asset class.

•
Continued demographic, technological and preference changes are accelerating urbanization, and we believe certain real estate markets are poised to be the outsized beneficiaries of future economic growth. The Fund focuses on opportunities within these population centers.

•
Secular growth trends may benefit our target asset classes, including multifamily properties, single family properties that are professionally managed, industrial properties, prime single-tenant offices in innovation markets, and select specialty sectors. KKR has historical experience acquiring and operating each of these asset classes in several markets.

•
The Fund invests across the real estate capital structure, including credit, which enhances its flexibility and return potential. Through this capability, KKR allocates to senior mortgages, mezzanine loans, preferred equity, and credit securities, which can offer attractive risk-adjusted returns, consistent income, and downside protection through structural seniority. This strategy allows the Fund to remain agile across market cycles and capitalize on dislocations, particularly when credit spreads widen or traditional lenders retrench.

Investment Objectives
The Fund’s primary investment objective is to provide attractive current income with a secondary objective of long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objectives.

The Fund’s investment objectives are not fundamental and may be changed by the Board without the approval of the holders of a majority of the outstanding Common Stock or Preferred Stock, if any. The Fund is not required to provide prior notice to stockholders of any change to its investment objectives.
Investment Strategies
The Fund intends to achieve its investment objectives by investing primarily in a portfolio of real estate through exposure to three primary investment strategies:

1.
Thematically-Driven Stabilized Real Estate:
Stabilized, income-oriented commercial real estate equity investments in asset classes that we expect to benefit from secular growth trends, including multifamily properties, single family properties that are professionally managed, industrial properties, prime single tenant offices in innovation markets, and select specialty sectors, primarily in U.S. markets that offer the potential to generate high current income and, to a lesser extent, long-term capital appreciation.

2.
Prime Single Tenant:
High quality commercial real estate primarily located in or in close proximity to major metropolitan statistical areas and growth markets with favorable economic and demographic conditions and leased for long durations (typically greater than 10 years at acquisition) to single tenants that the Adviser believes have favorable credit profiles and/or performance attributes supporting highly visible long-term cash flows.

3.
Real Estate Debt and Preferred Equity:
Privately sourced debt, real estate-related securities such as MBS, and preferred equity interests that offer current income secured or backed by high quality real estate. The Fund intends to originate and selectively acquire (i) mezzanine loans, which are structurally subordinate to senior loans but senior to equity in the borrower; (ii) preferred equity, which is subordinate to debt; and (iii) interests in securitized real estate mortgages. To a lesser extent, the Fund may also originate and selectively acquire senior mortgage loans, which are generally loans secured by a first mortgage lien on a commercial property.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (plus the amount of its borrowings for investment purposes) in a portfolio of real estate, including in the form of property investments and real estate-related debt interests and to a lesser extent in traded real estate-related securities. The Fund’s 80% real estate investment policy may only be changed with 60 days’ prior notice to stockholders of the Fund.
We plan to own all or substantially all of our property investments through our wholly-owned operating partnership. The Fund’s property investments in each primary strategy are expected to be structured through privately-owned operating entities or private real estate operating companies which hold whole or partial interests in real properties. We expect to pursue these investments through various transaction types, such as large single asset purchases, portfolio purchases, platform build-ups
and public to private transactions.
As part of the Fund’s Real Estate Debt and Preferred Equity strategy, the Fund may also make investments in traded real estate-related securities such as MBS and equity or debt securities issued by REITs or real estate-related investment companies for the purposes of (i) making investments that provide current income to the Fund and provide a source of liquidity for tender offers or other liquidity requirements and (ii) opportunistically exploiting periods of market dislocation where the trading value of such securities sufficiently exceeds the relative value of private opportunities available in the Fund’s three primary investment strategies.
It is expected that the Fund’s portfolio primarily will be comprised of equity or debt interests in commercial properties located in the United States, although the Fund may also make investments in equity or debt interests in properties outside of the United States, including developed markets in Asia and Europe.
On a long-term basis, under normal circumstances, KKR expects to allocate the Fund’s portfolio among the Fund’s three primary investment strategies. Since real estate markets are often cyclical in nature, we do not target specific allocations by investment strategy or geography. The Fund will deploy capital into the investment strategy that provides the best opportunities to meet our investment objectives. For the purpose of providing liquidity for periodic share repurchases, we intend to, subject to any limitations and requirements relating to our qualification as a REIT, generally maintain an allocation to securities, cash, cash equivalents and other short-term investments, which under normal circumstances may be up to 20% of our assets. In addition, we may seek to make opportunistic purchases of securities and other real estate-related short-term investments for investment purposes. Accordingly, at times the Fund’s investments in securities, including preferred equity in private real estate, traded real estate-related securities, minority investments in real estate owning vehicles, derivatives and other securities, may exceed 40% of the Fund’s assets.
The Fund has received an exemptive relief order (the “Order”) from the SEC that permits it to, among other things, co-invest
with certain other persons, including certain affiliates of the Adviser and certain public or private funds managed by the Adviser and its affiliates, in privately negotiated transactions subject to certain terms and conditions.

Risk Factors [Table Text Block]
RISKS
The Fund is a
non-diversified
closed-end
management investment company designed primarily as a long-term investment and not as a trading vehicle. An investment in the Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. Your securities at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends, distributions or interest payments, as applicable.
Investment and Market Risk
An investment in the Fund involves a considerable amount of risk. Before making an investment decision, a prospective investor should (i) consider the suitability of this investment with respect to his or her investment objectives and personal situation and (ii) consider factors such as his or her personal net worth, income, age, risk tolerance and liquidity needs.
Your investment in shares of Common Stock represents an indirect investment in the assets owned by the Fund, and the value of these assets will fluctuate, sometimes rapidly and unpredictably, and such investment is subject to investment risk, including the possible loss of the entire principal amount invested. At any point in time, an investment in the Common Stock could be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of stockholders to reinvest dividends. The Fund will also use leverage, which would magnify the Fund’s investment, market and certain other risks.
The Fund will be materially affected by market, economic and political conditions globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates, tariffs and trade barriers. These factors are outside the Adviser’s control and could adversely affect the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make attractive new investments.
International wars or conflicts (including conflicts in South America, the Middle East and Ukraine) and geopolitical developments in foreign countries (including Venezuela), along with instability in regions such as Asia, Eastern Europe, and the Middle East, United States military actions overseas, possible terrorist attacks in the United States or around the world, public health epidemics and pandemics such as the outbreak of infectious diseases like the
COVID-19
pandemic, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide. U.S. and foreign governments have taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The impact of these measures, as well as any additional future regulatory actions, is not yet known and cannot be predicted.
Global Conflict Risk
United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict, ongoing armed conflict between Israel and Hamas, recent escalation of conflict in the Middle East and Southwest Asia and continued political and social unrest in various countries, such as Venezuela and Mexico, which have led, are currently leading, and for an unknown period of time will continue to lead to disruptions in local, regional, national, and global markets and economies affected thereby. Most recently, on February 28, 2026, the United States and Israel launched a major assault on Iran with the stated aim of toppling the regime in Tehran, triggering regional Iranian retaliation across the Gulf, including attacks against targets in Qatar, the United Arab Emirates (UAE), Kuwait, Bahrain and Saudi

Arabia. An escalation in this or other global conflicts may have a material adverse impact on the Fund, its portfolio companies and the market generally, including as a result of intense regional and global military and/or economic retaliation, major maritime disruptions in the Strait of Hormuz, and large-scale cyber warfare.
In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication (SWIFT) payment system. Certain countries, including the United States, have provided and may continue to provide military aid or other assistance to Ukraine and to Israel, or have undertaken or will undertake military strikes in Southwest Asia, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the escalation of conflict in the Middle East and Southwest Asia and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyber-attacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.
Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the escalation of conflict in the Middle East and Southwest Asia and subsequent sanctions or related actions, may lead to increased volume and price volatility. The extent and duration of the ongoing conflicts, resulting sanctions and any related market disruptions are impossible to predict, but could be substantial, particularly if current or new sanctions continue for an extended period of time or if geopolitical tensions result in expanded military operations on a global scale. Any such disruptions may also have the effect of heightening many of the other risks described in this section. If these disruptions or other matters of global concern continue for an extensive period of time, to the extent that we, our portfolio companies, third-party service providers, investors, or related customer bases have material operations or assets in such conflict zones, they may be materially adversely affected.
Repurchase Offers Risk
As described in this prospectus, the Fund intends, but is not obligated, to conduct quarterly tender offers, also referred to as “repurchase offers,” for up to 5.0% of the aggregate NAV of its outstanding Common Stock at the applicable NAV per share as of the applicable valuation date. However, the repurchase of shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio investments, and may limit the ability of the Fund to participate in new investment opportunities. When the Fund uses leverage, repurchases of shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect stockholders who do not tender their shares by increasing Fund expenses and reducing any net investment income. Certain stockholders may from time to time own or control a significant percentage of the Common Stock. Repurchase requests by these stockholders of these shares of Common Stock of the Fund may cause repurchases to be oversubscribed, with the result that stockholders may only be able to have a portion of their shares repurchased in connection with any repurchase offer.
Repurchase offers have been oversubscribed in the past and may also be oversubscribed in the future. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if stockholders tender an amount of shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the shares tendered on a pro rata basis, and stockholders will have to wait until the next repurchase offer to make another repurchase request. Stockholders will be subject to the risk of net asset value fluctuations during that period. Thus, there is also a risk that some stockholders, in anticipation of proration, may tender more shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The net asset value of shares tendered in a repurchase offer may fluctuate between the date a stockholder submits a repurchase request and the repurchase request deadline, and to the extent there is any delay between the repurchase request deadline and the repurchase pricing date. The net asset value on the repurchase request deadline or the repurchase pricing date may be higher or lower than on the date a stockholder submits a repurchase request. There can be no assurance that the Fund will conduct repurchase offers in any particular period, and stockholders may be unable to tender shares for repurchase for an indefinite period of time.
Inflation Risk
Inflation in the U.S. remains above targeted levels and, despite recent interest rate cuts by the U.S. Federal Reserve, interest rates remain high generally. Other developed economies are similarly experiencing, or have experienced in recent years, higher than normal inflation rates. It remains uncertain whether the substantial inflation in such economies will be sustained over an extended period of time or have a significant effect on the U.S. or other economies. Inflation and rapid fluctuations in inflation rates have had in the past, and may in the future have, negative effects on the economies and financial markets of various countries. For example, if a portfolio entity is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. As inflation declines, a portfolio entity may not be able to reduce expenses commensurate with any resulting reduction in revenue. Furthermore, wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, countries have imposed wage and price controls or otherwise intervened in the economy, and certain central banks have raised interest rates. Past governmental efforts to curb inflation have also involved more drastic economic measures that have had a materially adverse effect on the level of economic activity in the countries where such measures were employed, and similar governmental efforts could be taken in the future to curb inflation and could have similar effects. There can be no assurance that inflation will not become a more serious problem in the future and have a material adverse impact on our returns.
Continued inflation could have an adverse impact on the Fund’s borrowings and general and administrative expenses of the Fund, as these costs could increase at a rate higher than the Fund’s rental and other revenue. Inflation could also have an adverse effect on consumer spending, which could impact the Fund’s potential tenants’ revenues and, in turn, their ability to pay rent. In addition, leases that have a long-term duration or that include renewal options that specify a maximum rate increase may result in below-market lease rates over time, if the Fund does not accurately estimate inflation or market lease rates. Any provisions of the Fund’s leases designed to mitigate the risk of inflation and unexpected increases in market lease rates, such as periodic rental increases, may not adequately protect the Fund from the impact of inflation or unexpected increases in market lease rates. If subject to below-market lease rates on a significant number of properties pursuant to long-term leases, and operating and other expenses are increasing faster than anticipated, then the Fund’s business, financial condition, results of operations, cash flows and ability to satisfy debt service obligations or pay distributions on Common Stock could be materially adversely affected.
Trade Risk
In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future tenants and adversely affect the revenues and profitability of the Fund’s tenants whose businesses rely on goods imported from such impacted jurisdictions.
There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy. Further governmental actions related to the imposition of tariffs or other trade barriers or changes to international trade agreements or policies, could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of companies whose businesses rely on goods imported from outside of the United States.
Distributions Risk
There can be no assurance that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or maintain certain levels of cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time. Subject to the requirements of the Investment Company Act, the Fund may make distributions from sources other than cash flow from operations, including, without limitation, the sale of assets, borrowings, return of capital, or offering proceeds. See “
Distributions
” for a description of return of capital and its impacts.
Liquidity Risk
The Fund is designed primarily for long-term investors and an investment in the Common Stock should be considered illiquid. The Common Stock is not currently listed for trading on any securities exchange. There is no public market for the Common Stock and none is expected to develop. The Common Stock therefore is not readily marketable and stockholders must be prepared to hold Common Stock for an indefinite period of time. Stockholders may not be able to sell their Common Stock at all or at a favorable price. Because the Fund is a closed-end
management investment company, the shares of Common Stock may not be redeemed at the option of the stockholder and may not currently be exchanged for shares of any other fund.
Although the Fund may offer to repurchase Common Stock from stockholders, no assurance can be given that these repurchases will occur as contemplated or at all. If the Fund conducts repurchase offers it will do so at times and in amounts that will depend on the Board. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of portfolio securities or loans in a timely manner.
Even if the Fund makes a tender offer, there is no guarantee that stockholders will be able to sell all of the Common Stock that they desire to sell in any particular tender offer. If a tender offer is oversubscribed by stockholders, the Fund will generally repurchase only a pro rata portion of the Common Stock tendered by each stockholder. A large stockholder in the Fund seeking repurchase may cause a greater likelihood of all stockholders seeking repurchase having their requests reduced pro rata. The potential for proration may cause some stockholders to tender more Common Stock for repurchase than they otherwise would wish to have repurchased, which may adversely affect others wishing to participate in the tender offer. In addition, in extreme cases, the Fund may not be able to complete repurchases due to its inability to liquidate a portion of its portfolio.
In any given quarter, the Adviser may or may not recommend to the Board that the Fund conduct a tender offer. For example, if adverse market conditions cause the Fund’s investments to become illiquid or trade at depressed prices, or if the Adviser believes that conducting a tender offer for 5.0% of the aggregate NAV of the

Fund’s outstanding Common Stock would impose an undue burden on stockholders who do not tender compared to the benefits of giving stockholders the opportunity to sell all or a portion of their Common Stock at NAV, the Fund may choose not to conduct a tender offer or may choose to conduct a tender offer for less than 5.0% of the aggregate NAV of its outstanding Common Stock. Regardless of the recommendation of the Adviser, the Board may or may not determine to cause the Fund to conduct a tender offer for any given quarter.
The Fund intends to comply with an exemption under FINRA Rule 5110 that requires the Fund to make at least two tender offers per calendar year. However, there may be quarters in which no tender offer is made, and it is possible that no future tender offers will be conducted by the Fund at all. If a tender offer is not made, stockholders may not be able to sell their Common Stock as it is unlikely that a secondary market for the Common Stock will develop or, if a secondary market does develop, stockholders may be able to sell their Common Stock only at substantial discounts from NAV. If the Fund does continue to conduct tender offers, it may be required to sell its more liquid, higher quality portfolio securities to purchase shares of Common Stock that are tendered, which may increase risks for remaining stockholders and increase fund expenses as a percent of assets. In addition, while the Fund is permitted to borrow money to finance the repurchase of Common Stock pursuant to tender offers, there can be no assurance that the Fund will be able to obtain such financing if it attempts to do so. Moreover, if the Fund’s portfolio does not provide adequate liquidity to fund tender offers, the Fund may extend the last day of any tender offer or choose to pay tendering stockholders with a promissory note, which will cause the stockholder to be paid at a later date than if the tender offer were not extended or if the promissory note were not issued.
Reliance on the Adviser and Investment Professionals
The success of the Fund depends on the ability of the Adviser and its respective affiliates to identify and consummate suitable investments and to dispose of investments of the Fund at a profit. The Adviser and its affiliates will rely on the skill and expertise of the Fund’s investment team, and others providing investment and other advice and services with respect to the Fund. There can be no assurance that these key investment professionals or other persons will continue to be associated with or available to the Adviser or its affiliates throughout the life of the Fund. The loss or reduction of the services of one or more of such persons could have an adverse impact on the Fund. See “
Management of the Fund
.”
Furthermore, although the Adviser’s team members and other investment professionals intend to devote sufficient time to the Fund so that it can carry out its proposed activities, certain of the Adviser’s team members are also responsible for the day-to-day
activities and investments of certain other funds, investment vehicles and accounts managed by KKR, as further described in “Potential Conflicts of Interest” below.
Except for rights under the Investment Company Act and our charter, investors generally have no right or power to take part in the management of the Fund, and as a result, the investment performance of the Fund will depend on the actions of the Adviser. In addition, certain changes in the Adviser or its affiliates or circumstances relating to the Adviser or its affiliates may have an adverse effect on the Fund or one or more of its real estate and real estate-related assets including potential acceleration of credit facilities.
Finally, although the Adviser expects to have access to the appropriate resources, relationships, and expertise of KKR (subject to information-sharing policies and procedures with respect to KKR Credit), there can be no assurance that such resources, relationships, and expertise will be available for every transaction. In addition, investment professionals and committee members may be replaced or added, and management, operating, and investment procedures may be modified at any time.
Delay in Use of Proceeds Risk
Although the Fund currently intends to invest the proceeds from any sale of the Common Stock offered hereby as soon as practicable, the deployment of proceeds may be delayed if suitable investments are unavailable at the time. Pending investment, the net proceeds of the offering may be invested in permitted temporary investments, which include short-term U.S. government securities, bank certificates of deposit and other short-term liquid investments. The rate of return on these investments, which affects the amount of cash available to make distributions, may be less than the return obtainable from the type of investments in the real estate industry the Fund seeks to originate or acquire. Such investments may also make it more difficult for us to qualify as a REIT. Therefore, delays the Fund encounters in the selection, due diligence and origination or acquisition of investments would likely limit its ability to pay distributions and lower overall returns. In the event we are unable to find suitable investments such temporary investments may be maintained for longer periods which would be dilutive to overall investment returns. This could cause a substantial delay in the time it takes for your investment to realize its full potential return.
Competition Risk
Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. The Fund’s profitability depends, in large part, on its ability to acquire target assets at attractive prices. In acquiring its target assets, the Fund will compete with a variety of institutional investors, including specialty finance companies, public and private funds (including other funds managed by KKR), REITs, commercial and investment banks, commercial finance and insurance companies and other financial institutions. Also, as a result of this competition, desirable investments in the Fund’s target assets may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that it will be able to identify and make investments that are consistent with its investment objectives. The Fund cannot assure you that the competitive pressures it faces will not have a material adverse effect on its business, financial condition and results of operations or the Fund’s ability to locate, consummate and exit investments that satisfy its investment objectives.
Non-Diversification
Risk
As a
non-diversified
investment company, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by events impacting a single investment, geographic location, security or investment type.
In addition, the Fund has not established any investment criteria limiting the geographic concentration of its private commercial real estate investments and does not plan to establish any investment criteria to limit its exposure to these risks for future investments. As a result, private commercial real estate investments underlying its investments may be overly concentrated in certain geographic areas and the Fund may experience losses as a result. Additionally, the Fund is not limited in the size of any single private commercial real estate investment it may make and certain of its investments may represent a significant percentage of the Fund’s assets. Any such investment may carry the risk associated with a significant asset concentration. Such risks could cause the Fund to experience a material adverse effect, which would result in the value of a stockholder’s investment in the Fund being diminished.
Illiquid Investment Risk
Many of the Fund’s investments will be illiquid, including
the
Fund’s private commercial real estate investments. A variety of factors could make it difficult for the Fund to dispose of any of its illiquid assets on acceptable terms even if a disposition is in the best interests of the Fund’s stockholders. The Fund cannot predict whether it will be able to sell any asset for the price or on the terms set by it or whether any price or other terms offered by a prospective purchaser would be acceptable to the Fund. The Fund also cannot predict the length of time needed to find a willing purchaser and to close the sale of an asset. The Fund may be required to expend cash to correct defects or to make improvements before an asset can be sold, and there can be no assurance that it will have cash available to correct those defects or to make those improvements. As a result, the Fund’s ability to sell investments in response to changes in economic and other conditions could be limited. Limitations on the

Fund’s ability to respond to adverse changes in the performance of its investments may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions.
Real Estate Investment Risk
The Fund’s investments will be subject to the risks inherent in the ownership and operation of real estate and real estate-related businesses and assets. These risks include, but are not limited to:

•	the burdens of ownership of real property;

•	general and local economic conditions (such as an oversupply of space or a reduction in demand for space);

•	the supply and demand for properties (including competition based on rental rates);

•	energy and supply shortages;

•	fluctuations in average occupancy and room rates;

•	the attractiveness, type and location of the properties and changes in the relative popularity of commercial properties as an investment;

•	the financial condition and resources of tenants , buyers and sellers of properties;

•	increased mortgage defaults;

•	the quality of maintenance, insurance and management services;

•	changes in the availability of debt financing which may render the sale or refinancing of properties difficult or impracticable;

•	changes in building, environmental and other laws and/or regulations (including those governing usage and improvements), fiscal policies and zoning laws;

•	changes in real property tax rates;

•	changes in interest rates and the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable;

•	changes in operating costs and expenses;

•	energy and supply shortages;

•	uninsured losses or delays from casualties or condemnation;

•	negative developments in the economy that depress travel or leasing activity;

•	environmental liabilities;

•	contingent liabilities on disposition of assets;

•	uninsured or uninsurable casualties;

•	acts of God, including earthquakes, hurricanes and other natural disasters;

•	social unrest and civil disturbances, epidemics, pandemics or other public crises;

•	terrorist attacks and war;

•
risks and operating problems arising out of the presence of certain construction materials, structural or property level latent defects, work stoppages, shortages of labor, strikes, union relations and contracts, fluctuating prices and supply of labor and/or other labor-related factor; and

•	other factors which are beyond the control of the Adviser and its affiliates.

In addition, the Fund’s investments will be subject to various risks which could cause fluctuations in occupancy, rental rates, operating income and expenses or which could render the sale or financing of its properties difficult or unattractive. For example, following the termination or expiration of a tenant’s lease, there may be a period of time before the Fund will begin receiving rental payments under a replacement lease. During that period, the Fund will continue to bear fixed expenses such as interest, real estate taxes, maintenance and other operating expenses. In addition, declining economic conditions may impair the Fund’s ability to attract replacement tenants and achieve rental rates equal to or greater than the rents paid under previous leases. Increased competition for tenants may require the Fund to make capital improvements to properties which would not have otherwise been planned. Ultimately, to the extent that the Fund is unable to renew leases or re-let
space as leases expire, decreased cash flow from tenants will result, which could adversely impact the Fund’s operating results.
Commercial Real Estate Industry Risk
The Fund’s business and operations are dependent on the commercial real estate industry generally, which in turn is dependent upon broad economic conditions. Challenging economic and financial market conditions may cause the Fund to experience an increase in the number of private commercial real estate investments that result in losses, including delinquencies, non-performing
assets and a decrease in the value of the property or, in the case of real estate debt and traded real estate-related securities, collateral which secures its investments, all of which could adversely affect the Fund’s results of operations. The Fund may need to establish significant provisions for losses or impairment, and be forced to sell assets at undesirable prices, which may result in the Fund’s NAV declining and the Fund incurring substantial losses. Additionally, economic conditions can negatively impact the businesses of tenants of the Fund’s private commercial real estate investments, which in turn could cause the Fund to experience increased delinquencies or decreasing rents, either of which would negatively impact the Fund’s income.
These conditions may increase the volatility of the value of private commercial real estate investments made by the Fund. These developments also may make it more difficult for the Fund to accurately value its investments or to sell its investments on a timely basis. These developments, including changes in interest rates, could adversely affect the ability of the Fund to use leverage for investment purposes and increase the cost of such leverage, which would reduce returns. Such developments could, in turn, diminish significantly the Fund’s revenue from investments and adversely affect the Fund’s NAV.
Private Commercial Real Estate Risk
Lease defaults, terminations by one or more tenants or landlord-tenant disputes may reduce the Fund’s revenues and net income. Any of these situations may result in extended periods during which there is a significant decline in revenues or no revenues generated by a property. If this occurred, it could adversely affect the Fund’s results of operations.
The Fund’s financial position and its ability to make distributions may also be adversely affected by financial difficulties experienced by any major tenants, including bankruptcy, insolvency or a general downturn in the business, or in the event any major tenants do not renew or extend their relationship as their lease terms expire. A tenant in bankruptcy may be able to restrict the ability to collect unpaid rents or interest during the bankruptcy proceeding. Furthermore, dealing with a tenants’ bankruptcy or other default may divert management’s attention and cause the Fund to incur substantial legal and other costs.
The Fund’s investments in real estate will be pressured in challenging economic and rental market conditions. If the Fund is unable to re-let
or renew leases for all or substantially all of the space at these properties, if the rental rates upon such renewal or re-letting
are significantly lower than expected, or if the Fund’s reserves for these purposes prove inadequate, the Fund will experience a reduction in net income and may be required to reduce or eliminate cash distributions.

The Fund may obtain only limited warranties when it purchases an equity investment in private commercial real estate. The purchase of properties with limited warranties increases the risk that the Fund may lose some or all of its invested capital in the property, as well as the loss of rental income from that property if an issue should arise that decreases the value of that property and is not covered by the limited warranties. If any of these results occur, it may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions.
Prime Single Tenant Risk
The Fund depends on its tenants for revenue, and therefore the Fund’s revenue is dependent on the success and economic viability of its tenants. Certain of the Fund’s investments in prime single tenant properties may be leased out to single tenants that the Adviser believes have favorable credit profiles and/or performance attributes supporting highly visible long-term cash flows. Adverse impacts to such tenants, including as a result of changes in market or economic conditions, natural disasters, outbreaks of an infectious disease, pandemic or any other serious public health concern, political events or other factors that may impact the operation of these properties, may have negative effects on our business and financial results. As a result, such tenants may in the future be, required to suspend operations at our properties for what could be an extended period of time. Further, if such tenants default under their leases, we may not be able to promptly enter into a new lease or operating arrangement for such properties, rental rates or other terms under any new leases or operating arrangement may be less favorable than the terms of the current lease or operating arrangement or we may be required to make capital improvements to such properties for a new tenant, any of which could adversely impact our operating results.
Emerging Markets Risk
The Fund may invest in emerging markets. These markets tend to be very inefficient and illiquid as well as subject to political and other factors to a heightened degree relative to non-emerging
markets. Many emerging markets are developing both economically and politically and in some cases have relatively unstable governments and economies based on only a few commodities or industries. Many emerging market countries do not have firmly established product markets and companies in these markets might lack depth of management and can be very vulnerable to political or economic developments such as nationalization of key industries. Additional risks associated with investment in emerging markets include: (i) greater risk of expropriation, confiscatory taxation, nationalization, social and political instability (including the risk of changes of government following elections or otherwise) and economic instability; (ii) the relatively small current size of some of the markets for securities and other investments in emerging markets issuers and the current relatively low volume of trading, resulting in lack of liquidity and in price volatility; (iii) increased risk of national policies which restrict the Fund’s investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; (iv) the absence of developed legal structures governing private or foreign investment and private property; (v) the potential for higher rates of inflation or hyper-inflation; (vi) increased currency risk and risk of the imposition, extension or continuation of foreign exchange controls including managed adjustments in relative currency values; (vii) increased interest rate risk; (viii) increased credit risk; (ix) lower levels of democratic accountability; (x) greater differences in accounting standards and auditing practices which result in increased risk of unreliable financial information and (xi) different corporate governance frameworks. The emerging markets risks described above also increase counterparty risks for investments in those markets. In addition, investor risk aversion to emerging markets can have a significant adverse effect on the value and/or liquidity of investments made in or exposed to such markets and can accentuate any downward movement in the actual or anticipated value of such investments which is caused by any of the factors described above.
Litigation Risk
In the ordinary course of its business, the Fund may be subject to litigation from time to time. The outcome of such proceedings may materially adversely affect the value of the Fund and may continue without resolution for long periods of time. Any litigation may consume substantial amounts of the Adviser’s time and attention, and that time and the devotion of these resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation.
The acquisition, ownership and disposition of real properties carries certain specific litigation risks. Litigation may be commenced with respect to a property acquired by the Fund or its subsidiaries in relation to activities that took place prior to the Fund’s acquisition of such property. In addition, at the time of disposition of an individual property, a potential buyer may claim that it should have been afforded the opportunity to purchase the asset or alternatively that such potential buyer should be awarded due diligence expenses incurred or statutory damages for misrepresentation relating to disclosure made, if such buyer is passed over in favor of another as part of the Fund’s efforts to maximize sale proceeds. Similarly, successful buyers may later sue the Fund under various damage theories, including those sounding in tort, for losses associated with latent defects or other problems not uncovered in due diligence.
Insurance Risk
Certain types of losses, generally of a catastrophic nature, such as earthquakes, floods and hurricanes may be uninsurable or not economically insurable. The Fund may not obtain or be able to require tenants to obtain certain types of insurance if it is deemed commercially unreasonable. Under such circumstances, the insurance proceeds, if any, might not be adequate to restore the economic value of the property, which might decrease the value of the property. As a result, the insured company could lose its investments in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.
Environmental Risk
The Fund may be exposed to substantial risk of loss arising from investments involving undisclosed or unknown environmental, health or occupational safety matters, or inadequate reserves, insurance or insurance proceeds for such matters that have been previously identified. Under various U.S. federal, state and local and
non-U.S.
laws, ordinances and regulations, an owner of real property may be liable for the costs of removal or remediation of certain hazardous or toxic substances on or in such property. Such laws may also impose joint and several liability, which can result in a party being obligated to pay for greater than its share, or even all, of the liability involved. Such liability may also be imposed without regard to whether the owner knew of, or was responsible for, the presence of such hazardous or toxic substances and may be imposed on the owner in connection with the activities of a tenant at the property. The cost of any required remediation and the owner’s liability therefore as to any property are generally not limited under such laws and could exceed the value of the property and/or the aggregate assets of the owner. The presence of such substances, or the failure to properly remediate contamination from such substances, would adversely affect the owner’s ability to sell the real estate or to borrow funds using such property as collateral, which could have an adverse effect on the Fund’s return from such investment. Environmental claims with respect to a specific investment could exceed the value of such investment, and under certain circumstances, subject the other assets of the Fund to such liabilities. In addition, some environmental laws create a lien on contaminated property in favor of governments or government agencies for costs they incur in connection with the contamination.
The ongoing presence of environmental contamination, pollutants or other hazardous materials on a property (whether known at the time of acquisition or not) could also result in personal injury (and associated liability) to persons on the property and persons removing such materials, future or continuing property damage (which would adversely affect property value) or claims by third parties, including as a result of exposure to such materials through the spread of contaminants.
In addition, the Fund’s operating costs and performance may be adversely affected by compliance obligations under environmental protection statutes, rules and regulations relating to investments of the Fund, including additional compliance obligations arising from any change to such statutes, rules and regulations.

Statutes, rules and regulations may also restrict development of, and use of, property. Certain clean-up
actions brought by governmental agencies and private parties could also impose obligations in relation to the Fund’s investments and result in additional costs to the Fund. If the Fund is deemed liable for any such environmental liabilities and is unable to seek recovery against its tenant, the Fund’s business, financial condition and results of operations could be materially and adversely affected, and the amount available to make distributions could be reduced.
Further, even in cases where the Fund is indemnified by the seller with respect to an investment against liabilities arising out of violations of environmental laws and regulations, there can be no assurance as to the financial viability of the seller to satisfy such indemnities or the ability of the Fund to achieve enforcement of such indemnities.
Joint Venture Risk
The Fund may in the future enter into joint ventures with third parties to make investments. The Fund may also make investments in partnerships or other co-ownership
arrangements or participations. Such investments may involve risks not otherwise present with other methods of investment, including, for instance, the following risks and conflicts of interest:

•	the joint venture partner in an investment could become insolvent or bankrupt;

•	fraud or other misconduct by the joint venture partner;

•
the Fund may share decision-making authority with its joint venture partner regarding certain major decisions affecting the ownership of the joint venture and the joint venture property, such as the sale of the property or the making of additional capital contributions for the benefit of the property, which may prevent the Fund from taking actions that are opposed by its joint venture partner;

•
under certain joint venture arrangements, neither party may have the power to control the venture and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the joint venture, which could adversely impact the operations and profitability of the joint venture and/or the amount and timing of distributions the Fund receives from such joint venture;

•
the joint venture partner may at any time have economic or business interests or goals that are or that become in conflict with the Fund’s business interests or goals, including, for instance, the operation of the properties;

•	the joint venture partner may be structured differently than the Fund for tax purposes and this could create conflicts of interest and risk to the Fund’s ability to qualify as a REIT;

•
the Fund may rely upon its joint venture partner to manage the day-to-day
operations of the joint venture and underlying assets, as well as to prepare financial information for the joint venture and any failure to perform these obligations may have a negative impact on the Fund’s performance and results of operations;

•
the joint venture partner may experience a change of control, which could result in new management of the joint venture partner with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business;

•
such joint venture partner may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s policies or objectives, including the Fund’s policy with respect to maintaining its qualification as a REIT;

•	the terms of the joint ventures could restrict the Fund’s ability to sell or transfer its interest to a third-party when it desires on advantageous terms, which could result in reduced liquidity;

•
the Fund or its joint venture partner may have the right to trigger a buy-sell
arrangement, which could cause the Fund to sell its interest, or acquire its partner’s interest, at a time when the Fund otherwise would not have initiated such a transaction;

•	the joint venture partner may not have sufficient personnel or appropriate levels of expertise to adequately support the Fund’s initiatives; and

•
to the extent it is permissible under the Investment Company Act for the Fund to partner with other vehicles advised by the Adviser, the Adviser may have conflicts of interest that may not be resolved in the Fund’s favor.

In addition, disputes between the Fund and its joint venture partner may result in litigation or arbitration that would increase the Fund’s expenses and prevent the Fund’s officers and directors from focusing their time and efforts on the Fund’s business. Any of the above might subject the Fund to liabilities and thus reduce its returns on the investment with the joint venture partner. The Fund may at times enter into arrangements that provide for unfunded commitments and, even when not contractually obligated to do so, may be incentivized to fund future commitments related to its investments.
Recourse Financings Risk
In certain cases, financings for the Fund’s commercial real estate properties may be recourse to the Fund. Generally, commercial real estate financings are structured as non-recourse
to the borrower, which limits a lender’s recourse to the property pledged as collateral for the loan, and not the other assets of the borrower or to any parent of borrower, in the event of a loan default. However, lenders customarily will require that a creditworthy parent entity enter into so-called
“recourse carveout” guarantees to protect the lender against certain bad-faith
or other intentional acts of the borrower in violation of the loan documents. A “bad boy” guarantee typically provides that the lender can recover losses from the guarantors for certain bad acts, such as fraud or intentional misrepresentation, intentional waste, willful misconduct, criminal acts, misappropriation of funds, voluntary incurrence of prohibited debt and environmental losses sustained by lender. In addition, “bad boy” guarantees typically provide that the loan will be a full personal recourse obligation of the guarantor, for certain actions, such as prohibited transfers of the collateral or changes of control and voluntary bankruptcy of the borrower. These financing arrangements with respect to our investments generally require “bad boy” guarantees from us and/or certain of our subsidiaries and in the event that such a guarantee is called, our assets could be adversely affected. Moreover, our “bad boy” guarantees could apply to actions of the joint venture partners associated with our investments. While the Adviser expects to negotiate indemnities from such joint venture partners to protect against such risks, there remains the possibility that the acts of such joint venture partner could result in liability to us under such guarantees. We may provide “bad boy” guarantees on behalf of other funds, investment vehicles and accounts managed by KKR investing alongside us and as such guarantees are not for borrowed money, they will typically not be included under our leverage limitations.
Valuation Risk
The price the Fund pays for its private commercial real estate investments will be based on the Adviser’s projections of market demand, occupancy levels, rental income, the costs of any development, redevelopment or renovation of a property, borrower expertise and other factors. If any of the Adviser’s projections are inaccurate or it ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.
For the purposes of calculating the Fund’s NAV, private commercial real estate investments will initially be valued at cost, which the Fund expects to represent fair value at that time. Thereafter, valuations of properties will be derived from independent property appraisals overseen and coordinated by the Adviser in its role as the Fund’s valuation designee.

Within the parameters of the Fund’s valuation guidelines and applicable SEC and accounting rules and guidance, the valuation methodologies used to value the Fund’s private commercial real estate investments will involve subjective judgments and projections that may not materialize. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not materialize. Valuations and appraisals of the Fund’s private commercial real estate investments will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Adviser and the Independent Valuation Advisor and any third-party pricing services. Valuations and appraisals of the Fund’s private commercial real estate investments are only conducted on a periodic basis. If the relevant asset’s value changes after such appraisal, it will be difficult for KKR to quantify the impact of such change and the necessary information to make a full assessment of the value may not be immediately available, which may require the Adviser to make an assessment of fair value with incomplete information. The participation of KKR in our valuation process could result in a conflict of interest, since the Management Fee is based on our average daily net assets and KAA’s obligations under the Shareholder Priority Plan are tied to our NAV per share. Pursuant to the requirements of Rule
2a-5,
the Adviser will ensure that portfolio managers do not exert substantial influence on the valuation of portfolio investments. A material change in a private commercial real estate investment or a new appraisal of a private commercial real estate investment may have a material impact on our overall NAV, resulting in a sudden increase or decrease to our NAV per share. Further, valuations do not necessarily represent the price at which an asset would sell, since market prices of assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset could be sold in the market, and the difference between carrying value and the ultimate sales price could be material.
In addition, accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of the appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of our real property investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies, an unanticipated structural or environmental event at a property or material changes in market, economic and political conditions globally and in the jurisdictions and sectors in which a property operates, may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. As a result, our NAV per share may not reflect a material event until such time as sufficient information is available and the impact of such an event on a property’s valuation is evaluated, such that our NAV may be appropriately updated in accordance with our valuation guidelines. The Adviser will rely on the Independent Valuation Advisor and third-party pricing services’ appraisals in determining the fair value of the private commercial real estate investments as well as any Level 2 securities, such as MBS, in which the Fund may invest. There will be no retroactive adjustment in the valuation of such assets, the offering price of the Common Stock, the price the Fund paid to repurchase Common Stock or
NAV-based
fees the Fund paid to KKR and the Distributor to the extent such valuations prove to not accurately reflect the realizable value of the Fund’s assets. Because the price you will pay for Common Stock in this offering, and the price at which your shares may be repurchased in quarterly tender offers by the Fund, are based on NAV per share of Common Stock, you may pay more than realizable value or receive less than realizable value for your investment.
Risks Related to Specific Private Commercial Real Estate Property Types
The Fund intends to invest in a variety of private commercial real estate property types, including multifamily properties, single family properties that are professionally managed, industrial properties, prime single-tenant offices in innovation markets, and select specialty sectors, which may expose the Fund to risks. For example, the Fund’s investments in multifamily properties may be affected by declining rents or may incur vacancies either by the expiration and non-renewal
of tenant leases or the continued default of tenants under their leases, resulting in reduced revenues and less cash available to distribute to stockholders. Fluctuations in manufacturing activity in the United States may adversely affect the tenants of the Fund’s industrial properties and therefore the demand for and profitability of its industrial properties. Office properties are subject to risks that the tenants of those office properties face, including the overall health of the economy, the possibility of a downturn in the businesses operated by the tenants, lack of demand or obsolescence of the products or services provided by the tenants, and the non-competitiveness
of the office tenants relative to their competitors. Specialty properties are subject to risks specific to their specialty use. For example, student housing properties are subject to seasonality and increased leasing risk and may be adversely affected by a change in university admission policies.
Single Family Rental Market Risk
A portion of the Fund’s portfolio will consist of interests in private investment vehicles that own or otherwise have interests in single family rental properties, including both detached single family homes and attached single family homes such as rowhouses or townhouses. The Fund may also have direct interests in single family rental properties or debt instruments or preferred equity securities providing exposure to such properties. The Fund’s investment strategy involves sourcing assets through operators that purchase, renovate, maintain, and manage a large number of single family rental properties and leasing them to qualified residents through third-party property managers or leasing agents. Until recently, the single family rental business consisted primarily of private and individual investors in local markets and was managed individually or by small, non-institutional
owners and property managers, many of which may have more specialized market knowledge than the Adviser. It may be difficult for investors to evaluate the Fund’s potential future performance without the benefit of established long-term track records from companies implementing a similar business model.
Investors also face risks caused by proposed state and federal laws intended to prohibit institutional investors from engaging in the single family rental market. A downturn or slowdown in the rental demand for single family housing caused by adverse economic, regulatory, or environmental conditions, or other events may have a significant impact on the value of the Fund’s assets or operating results. There may be seasonal fluctuations in rental demand, with demand higher in the spring and summer than in the late fall and winter. Such seasonal fluctuations may impact the Fund’s performance.
In addition to general, regional, national and international economic conditions, the Fund’s performance will be impacted by the economic conditions in the markets where the Fund holds single family assets. The Adviser may not be able to select these markets appropriately. However, certain of these markets have experienced substantial economic downturns in certain years and could experience similar or worse economic downturns in the future. There is no assurance as to the extent property values and operating fundamentals will improve. If historical economic downturns recur, the value of these assets could decline, which could adversely affect the Fund’s performance and its ability to make distributions to stockholders.
Rental Risk Generally
Lease defaults, terminations by one or more tenants or landlord-tenant disputes may reduce the Fund’s revenues and net income. Any of these situations may result in extended periods during which there is a significant decline in revenues or no revenues generated by a property. If this occurred, it could adversely affect the Fund’s performance.
Risk of Competition for Quality Residents
The Fund depends on rental income from tenants for a substantial amount of its income. As a result, the Fund’s performance in residential investments depends in large part upon its ability to invest in properties that attract and retain qualified residents. The Fund, and the real estate operators through which the Fund acquires single family rental investments, face competition for residents from other lessors of single family properties, apartment buildings, and condominium units. Competing properties may be newer, better located, and more attractive to residents. Many of these competitors may successfully attract residents with better incentives and amenities. Additionally, some competing housing options may qualify for government subsidies that may make such options more accessible and therefore more attractive than properties the Fund invests in. These sources of competition could adversely affect the ability of the Fund and the relevant real estate operator to obtain quality residents and lease single family properties on favorable terms.
In addition, increases in unemployment levels and other adverse changes in economic conditions in the markets in which the Fund holds single family rental investments may adversely affect the creditworthiness of potential residents, which may decrease the overall number of qualified residents for properties within such markets. The Fund could also be adversely affected by overbuilding or high vacancy rates of homes in such markets, which could result in an excess supply of homes and reduce occupancy and rental rates. Continuing development of apartment buildings and condominium units in many markets will increase the supply of housing and exacerbate competition for residents.
In addition, improving economic conditions, along with the availability of low residential mortgage interest rates and government sponsored programs to promote home ownership, have made home ownership more accessible for potential renters who have strong credit. These factors may encourage potential renters to purchase residences rather than lease them, thereby causing a decline in the number and quality of potential residents available to the Fund.
Mortgage Loan Risk
The Fund may originate and selectively acquire senior mortgage loans which are generally loans secured by a first mortgage lien on a commercial property and are subject to risks of delinquency and foreclosure and risks of loss that are greater than similar risks associated with loans made on the security of single family residential property. In addition, certain of the mortgage loans in which the Fund invests may be structured so that all or a substantial portion of the principal will not be paid until maturity, which increases the risk of default at that time. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things: tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, including environmental legislation, acts of God, terrorism, social unrest, civil disturbances, epidemics and other public crises.
In the event of any default under a mortgage loan held directly by the Fund, it will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan, which could have a material adverse effect on the profitability of the Fund. In the event of the bankruptcy of a mortgage loan borrower, the mortgage loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession
to the extent the lien is unenforceable under state law.
Foreclosure of a mortgage loan can be an expensive and lengthy process which could have a substantial negative effect on our anticipated return on the foreclosed mortgage loan. RMBS evidence interests in or are secured by pools of residential mortgage loans and CMBS evidence interests in or are secured by a single commercial mortgage loan or a pool of commercial mortgage loans. Accordingly, the MBS in which the Fund invests are subject to all of the risks of the underlying mortgage loans.
Mezzanine Loan Risk
The Fund may invest in mezzanine loans that take the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning the real property or the entity that owns the interest in the entity owning the real property. These types of investments involve a higher degree of risk than first mortgage lien loans secured by income producing real property because the investment may become unsecured as a result of foreclosure by the senior lender. In the event of a bankruptcy of the entity providing the pledge of its ownership interests as security, the Fund may not have full recourse to the assets of such entity, or the assets of the entity may not be sufficient to satisfy the Fund’s mezzanine loan. If a borrower defaults on the Fund’s mezzanine loan or debt senior to the Fund’s loan, or in the event of a borrower bankruptcy, the Fund’s mezzanine loan will be satisfied only after the senior debt. As a result, the Fund may not recover some or all of its investment. In addition, mezzanine loans may have higher loan-to-value
ratios than conventional mortgage loans, resulting in less equity in the real property and increasing the risk of loss of principal.
Back Leverage Risk
The Fund may use “back leverage,” where a lender borrows money from a third-party to finance its loan to a borrower, for certain investments. The use of back leverage potentially enhances the return profile of investments, and accordingly, of the Fund overall, but also increases the risks associated with collateralized assets held through the same leverage facilities. The use of back leverage also could limit the ability of a collateralized vehicle to make distributions.
CMBS Risk
CMBS are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. The Fund has historically invested a significant portion of its portfolio in CMBS.
In addition, the securitization of investments in the Fund’s portfolio might magnify the Fund’s exposure to losses because any equity interest the Fund retains in the issuing entity would be subordinate to the notes issued to investors and the Fund would, therefore, absorb all of the losses sustained with respect to a securitized pool of assets before the owners of the notes experience any losses. The inability to securitize the Fund’s portfolio may hurt the Fund’s performance and ability to grow its business. At the same time, the securitization of the Fund’s loans or investments might expose the Fund to losses, as the residual loans or investments in which the Fund does not sell interests will tend to be riskier and more likely to generate losses. Moreover, the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) contains a risk retention requirement for all asset-backed securities, which requires issuers of both public and private securities to retain not less than 5% of the credit risk of the assets collateralizing any asset-backed security issuance. Significant restrictions exist, and additional restrictions may be added in the future, regarding who may hold risk retention interests, the structure of the entities that hold risk retention interests and when and how such risk retention interests may be transferred. Therefore, such risk retention interests will generally be illiquid. As a result of the risk retention requirements, the Fund may be required to purchase and retain certain interests in a securitization into which the Fund sells mortgage loans or when the Fund acts as issuer, may be required to sell certain interests in a securitization at prices below levels that such interests have historically yielded or may be required to enter into certain arrangements related to risk retention that we have not historically been required to enter into and, accordingly, the risk retention rules may increase the Fund’s potential liabilities or reduce its potential profits in connection with securitization of mortgage loans. It is likely, therefore, that these risk retention rules will increase the administrative and operational costs of asset securitizations.
Additional risks may be presented by the type and use of a particular commercial property. Special risks are presented by certain property types. Commercial property values and net operating income are subject to volatility, which may result in net operating income becoming insufficient to cover debt service on the related mortgage loan. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate asset rather than upon the liquidation value of the underlying real estate. Furthermore, the net operating income from and value of any commercial property is subject to various risks, including changes in general or local economic conditions and/or specific industry segments; the solvency of the related tenants; declines in real estate values; declines in rental or occupancy rates; increases in interest rates, real estate tax rates and other operating expenses; changes in governmental rules, regulations and fiscal policies; acts of God; terrorist threats and attacks; and social unrest, civil disturbances, epidemics and other public crises. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on commercial properties than on those secured by loans on residential properties. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one-to
four-family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one-to
four-family mortgage loans.
The exercise of remedies and successful realization of liquidation proceeds relating to CMBS is also highly dependent on the performance of the servicer or special servicer. In many cases, overall control over the special servicing of related underlying mortgage loans will be held by a “directing certificate holder” or a “controlling class representative,” which is appointed by the holders of the most subordinate class of CMBS in such series. The Fund may not have the right to appoint the directing certificate holder. In connection with the servicing of the specially serviced mortgage loans, the related special servicer may, at the direction of the directing certificate holder, take actions with respect to the specially serviced mortgage loans that could adversely affect the Fund’s interests. There may be a limited number of special servicers available, particularly those that do not have conflicts of interest.
The Adviser will value the Fund’s potential CMBS investments based on loss-adjusted yields, taking into account estimated future losses on the mortgage loans included in the securitization’s pool of loans, and the estimated impact of these losses on expected future cash flows. The Adviser’s loss estimates may not prove accurate, as actual results may vary from estimates. In the event that the Adviser overestimates the pool level losses relative to the price the Fund pays for a particular CMBS investment, the Fund may experience losses with respect to such investment. Credit markets, including the CMBS market, have periodically experienced decreased liquidity on the primary and secondary markets during periods of market volatility. Such market conditions could re-occur
and would impact the valuations of our investments and impair our ability to sell such investments if we were required to liquidate all or a portion of our CMBS investments quickly. Additionally, certain securities investments, such as horizontal or other risk retention investments in CMBS, may have certain holding period and other restrictions that would limit our ability to sell such investments.
RMBS Risk
RMBS are, generally, securities that represent interest in a pools of residential mortgage loans secured by one to four family residential mortgage loans. Our investments in RMBS are subject to the risks of defaults, foreclosure timeline extension, fraud, home price depreciation and unfavorable modification of loan principal amount, interest rate and amortization of principal accompanying the underlying residential mortgage loans. To the extent that assets underlying our investments are concentrated geographically, by property type or in certain other respects, we may be subject to certain of the foregoing risks to a greater extent. In the event of defaults on the residential mortgage loans that underlie our investments in RMBS and the exhaustion of any underlying or any additional credit support, we may not realize our anticipated return on our investments and we may incur a loss on these investments.
We may also acquire
non-agency
RMBS, which are backed by residential property but, in contrast to agency RMBS, their principal and interest are not guaranteed by federally chartered entities such as the Fannie Mae and Freddie Mac and, in the case of Ginnie Mae, the U.S. government. In addition, we may invest in government mortgage pass-through securities, which represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated by private lenders and guaranteed by a federal agency, including those issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Ginnie Mae certificates are direct obligations of the U.S. Government and, as such, are backed by the “full faith and credit” of the United States. Fannie Mae is a federally chartered, privately owned corporation and Freddie Mac is a corporate instrumentality of the United States. Fannie Mae and Freddie Mac certificates are not backed by the full faith and credit of the United States but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the Treasury. The Treasury has no legal obligation to provide such line of credit and may choose not to do so.
Risks Related to Investments in Publicly Traded REITs
The Fund’s investments in the securities of publicly traded REITs will be subject to a variety of risks affecting those REITs directly. Share prices of publicly traded REITs may decline because of adverse developments affecting the real estate industry and real property values, including supply and demand for properties, the economic health of the country or of different regions, the strength of specific industries that rent properties and interest rates. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency and defaults by borrowers and tenants.
Below Investment Grade (High Yield or Junk) Securities Risk
The Fund’s investments in traded real estate-related securities (including both direct and indirect investments) may consist of below investment grade securities. Lower grade securities may be particularly susceptible to economic downturns and are inherently speculative. It is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.
Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in Common Stock, both in the short-term and the long-term.
Capital Markets Risk
The Fund expects to fund a portion of its commercial real estate investments with property-level financing. The Fund’s business may be adversely affected by disruptions in the debt and equity capital markets and institutional lending market, including the lack of access to capital or prohibitively high costs of obtaining or replacing capital. There can be no assurance that any financing will be available to the Fund in the future on acceptable terms, if at all, or that it will be able to satisfy the conditions precedent required to use its credit facilities, if entered into, which could reduce the number, or alter the type, of investments that the Fund would make otherwise. This may reduce the Fund’s income. To the extent that financing proves to be unavailable when needed, the Fund may be compelled to modify its investment strategies to optimize the performance of the portfolio. Any failure to obtain financing could have a material adverse effect on the continued development or growth of the Fund’s business and harm the Fund’s ability to operate and make distributions.
Interest Rate Risk
The Fund’s investments will expose it to interest rate risk, meaning that changes in prevailing market interest rates could negatively affect the value of such investments. If interest rates increase, so could the Fund’s interest costs for new debt, including variable rate debt obligations under any credit facility or other financing. This increased cost could make the financing of any development or acquisition more costly. Changes in interest rates could limit the Fund’s ability to refinance existing debt when it matures or cause it to pay higher interest rates upon refinancing, which would negatively impact liquidity and profitability. In addition, an increase in interest rates could decrease the access third parties have to credit or the amount they are willing to pay for the Fund’s assets. Factors that will affect market interest rates include, without limitation, inflation, deflation, slow or stagnant economic growth or recession, unemployment, money supply, governmental monetary policies, international disorders and instability in domestic and foreign financial markets.
Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. Changes in the level of interest rates also can affect, among other things, the Fund’s ability to acquire certain traded real estate-related securities at attractive prices and enter into hedging transactions. Interest rates are highly sensitive to many factors, including governmental monetary and tax policies, domestic and international economic and political conditions, and other factors beyond the Fund’s control. If market interest rates increase further in the future, the interest rate on any variable rate borrowings will increase and will create higher debt service requirements, which would adversely affect the Fund’s cash flow and could adversely impact the Fund’s results of operations. Interest rate changes may also impact the Fund’s NAV as certain traded real estate-related securities and hedge derivatives, if any, are marked to market. Generally, as interest rates increase, the value of the Fund’s fixed rate securities decreases, which will decrease the book value of the Fund’s equity.
Furthermore, shifts in the Treasury yield curve reflecting an increase in interest rates would also affect the yield required on certain traded real estate-related securities and therefore their value. For instance, increasing interest rates would reduce the value of the fixed rate assets the Fund holds at the time because the higher yields required by increased interest rates result in lower market prices on existing fixed rate assets in order to adjust the yield upward to meet the market and vice versa
. This would have similar effects on the Fund’s real estate-related securities portfolio and the Fund’s financial position and operations as a change in interest rates generally.
SOFR Risk
SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the FRBNY. If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.
Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the previously used rate, LIBOR. SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates during certain periods. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.
Derivatives Risk
The Fund may invest in derivative instruments, such as options contracts, futures contracts, options on futures contracts, indexed securities, credit linked notes, credit default swaps and other swap agreements for investment, hedging and risk management purposes. The Fund may invest without limitation in Treasury futures, interest rate swaps, swaptions or similar instruments and combinations thereof. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets or reference rates. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, interest rate risk, credit risk and management risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to its derivative transactions will affect the value of those instruments. By using derivatives that expose the Fund to counterparties, the Fund assumes the risk that its counterparties could experience financial hardships that could call into question their continued ability to perform their obligations. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. As a result, concentrations of such derivatives in any one counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. If the Fund invests in a derivative instrument, it could lose more than the principal amount invested.
The Fund has limited its engagement in derivative transactions so as to qualify as a “limited derivatives user” for purposes of Rule
18f-4
under the Investment Company Act such that the Fund is subject to substantially fewer substantive requirements under that rule than would be the case if it did not so qualify. However, there is no guarantee that the Fund will meet or continue to meet such qualifications, and, as a result, there is a risk that the Fund may become subject to more onerous requirements under Rule
18f-4
than currently intended. Further, the Fund could be required to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund relative to the Fund’s prior performance. Although the Fund has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.
Derivative instruments can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance.
Leverage Risk
The Fund may use leverage in connection with its investments. This leverage may take the form of entity or property level debt. Property level debt is and will be incurred by operating entities held by the Fund or by joint ventures entered into by one of the Fund’s operating entities and secured by real estate owned by such operating entities. Such operating entities would solely own real estate assets and would borrow from a lender using the owned property as mortgage collateral. If an operating entity were to default on a loan, the lender’s recourse would be to the mortgaged property and the lender would typically not have a claim to other assets of the Fund or its subsidiaries. There are no limits under the Investment Company Act on the amount of leverage an operating entity may incur. When such property level debt is not recourse to the Fund, the Fund will not treat such borrowings as senior securities (as defined in the Investment Company Act) for purposes of complying with the Investment Company Act’s limitations on leverage unless (i) the operating entity is a wholly-owned subsidiary of the Fund, (ii) the Fund has sole majority control over the governance of a joint venture (which excludes shared control arrangements where the consents of both the Fund and another party are required for all material decisions) or (iii) the financial statements of the operating entity or joint venture holding such debt will be consolidated in the Fund’s financial statements. Property level debt may include covenants restricting when an operating entity held by the Fund can make distributions to the Fund. Defaults on the property level debt may result in the Fund losing its investment in the applicable property. Defaults on entity level debt may result in limits or restrictions on the Fund’s operations, including the Fund’s ability to pay distributions. The Fund will pay (and stockholders will bear) any costs and expenses relating to the use of leverage by the Fund, to the extent the Fund bears such costs, which will result in a reduction in the NAV of the Common Stock.
Leverage may result in greater volatility of the NAV of, and distributions on, the Common Stock because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from Borrowings or the issuance of Preferred Stock, if any, are borne entirely by holders of Common Stock. Common Stock income may fall if the interest rate on Borrowings or the dividend rate on Preferred Stock rises, and may fluctuate as the interest rate on Borrowings or the dividend rate on Preferred Stock varies. So long as the Fund is able to realize a higher net return on its investment portfolio than the then-current cost of any leverage together with other related expenses, the effect of the leverage will be to cause holders of Common Stock to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, the Fund’s use of leverage will result in increased operating costs. Thus, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to holders of Common Stock will be reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to holders of Common Stock than if the Fund were not so leveraged.
Any decline in the NAV of the Fund will be borne entirely by holders of Common Stock. Therefore, if the market value of the Fund’s portfolio declines, the Fund’s use of leverage will result in a greater decrease in NAV to holders of Common Stock than if the Fund were not leveraged.
Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral. Such restrictions may be more stringent than those imposed by the Investment Company Act and limit the Fund’s ability to effectively manage its portfolio.
In addition, the Fund may enter into investment management techniques (including reverse repurchase agreements and derivative transactions) that have similar effects as leverage, but which are not subject to the foregoing 33
1
/
3
% limitation if effected in compliance with applicable SEC rules and guidance. To the extent that the Fund does not effect such transactions in compliance with the requirements of Rule
18f-4,
such transactions may be treated as senior securities representing indebtedness for purposes of the requirement under the Investment Company Act that the Fund may not enter into any such transactions if the Fund’s borrowings would thereby exceed 33
1
/
3
% of its total assets, less all liabilities and indebtedness of the Fund not represented by senior securities. Either way, such transactions may represent a form of economic leverage and will create risks.
There can be no assurance that the Fund’s leveraging strategy will be successful.
The Fund has limited its engagement in derivative transactions so as to qualify as a “limited derivatives user” for purposes of Rule
18f-4
such that the Fund is subject to substantially fewer substantive requirements under that rule than would be the case if it did not so qualify. However, there is no guarantee that the Fund will meet or continue to meet such qualifications, and, as a result, there is a risk that the Fund may become subject to more onerous requirements under Rule
18f-4
than currently intended. Further, the Fund could be required to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund relative to the Fund’s prior performance. Although the Fund has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.
Unlike other registered investment companies that use derivatives more significantly, limited derivatives users are not required to adopt a derivatives risk management program, comply with the “value at risk” limit on fund leverage risk, or comply with certain board oversight and reporting requirements. Limited derivatives users are required, however, to adopt and implement written policies and procedures reasonably designed to manage the regulated fund’s derivatives risk. In order for the Fund to qualify as a limited derivatives user, the Fund’s derivatives “exposure” (as defined in Rule
18f-4)
cannot exceed 10% of its net assets, excluding certain currency or interest rate derivatives used for hedging purposes.
Risks Related to the Banking Sector
In early 2023, bank closures in the U.S. and Europe caused uncertainty for financial services companies—especially in the banking sector, and U.S. middle market banks in particular—and fear of instability in the global financial system generally. Many financial institutions experienced volatile stock prices and significant losses in their equity value, and there is concern that depositors have withdrawn, or could withdraw in the future, significant sums from their accounts at these institutions (each, a “Distress Event”). As a result, U.S. governmental agencies (including the U.S. Federal Deposit Insurance Corporation (the “FDIC”) and the U.S. Federal Reserve Bank) intervened directly and indirectly to protect the uninsured depositors of banks that have recently closed or who have experienced a significant Distress Event. Simultaneously, as a result of depositary outflows and other existential issues, the Swiss Financial Market Supervisory Authority intervened in the collapse of Credit Suisse, one of the global systemically important banks, brokering its partial sale to UBS. There is a risk that other financial institutions could undergo Distress Events as a result of contagion disconnected from market fundamentals or for other reasons, and it is unclear what steps regulators would take, if any, in the event of further bank closures or continuing (or increasing) market distress.
Banks and other financial institutions, including those that could undergo Distress Events could provide credit facilities and/or other forms of financing to the Fund or its portfolio investments. There can be no assurance that such financial institutions will honor their obligations as creditors or that another financial institution would be willing and able to provide replacement financing or similar capabilities and on similar terms.
If a financial institution closes, whether as a result of a Distress Event or otherwise, there is no guarantee that its uninsured depositors, which could include the Fund and/or its portfolio investments, will be made whole or, even if made whole, that such deposits will become available for withdrawal in short order. Pursuant to statute, U.S. bank accounts are insured by the FDIC in an amount up to $250,000. While the U.S. government has considered raising that limit, there can be no guarantee that such limit will be increased. As a consequence, for example, if a Distress Event occurs, the Fund or portfolio investments could be delayed or prevented from accessing a portion or all of their bank accounts or making required payments under their debt or other contractual obligations. Stockholders could be impacted in their ability to receive distributions and/or capital gains for related reasons.
Distress Events could have a potentially adverse effect on the ability of the Adviser to manage the Fund and its investments, and on the ability of the Adviser, the Fund and any portfolio investment to maintain operations, which in each case could result in significant losses and in unconsummated investment acquisitions and dispositions. Such losses could include: a loss of funds; an obligation to pay fees and expenses in the event the

Fund is not able to close a transaction (whether due to the inability to draw capital on a credit line provided by a financial institution experiencing a Distress Event, the inability of the Fund to access capital contributions or otherwise); the inability of the Fund to acquire or dispose of investments, or acquire or dispose of such investments at prices that the Adviser believes reflect the fair value of such investments; and the inability of portfolio investments to make payroll, fulfill obligations or maintain operations. If a Distress Event leads to a loss of access to a financial institution’s services, it is also possible that the Fund or a portfolio investment will incur additional expenses or delays in putting in place alternative arrangements or that such alternative arrangements will be less favorable than those formerly in place (with respect to economic terms, service levels, access to capital, or otherwise). Although the Adviser expects to exercise contractual remedies under agreements with financial institutions in the event of a Distress Event, there can be no assurance that such remedies will be successful or avoid losses or delays. The Fund and its portfolio investments are subject to similar risks if any financial institution utilized by investors in the Fund or by suppliers, vendors, service providers or other counterparties of the Fund or a portfolio investment becomes subject to a Distress Event, which could have a material adverse effect on the Fund.
Many financial institutions require, as a condition to using their services (including lending services), that the Adviser and/or the Fund maintain all or a set amount or percentage of their respective accounts or assets with the financial institution, which heightens the risks associated with a Distress Event with respect to such financial institutions. Although the Adviser seeks to do business with financial institutions that it believes are creditworthy and capable of fulfilling their respective obligations to the Fund, the Adviser is under no obligation to use a minimum number of financial institutions with respect to the Fund or to maintain account balances at or below the relevant insured amounts.
Uncertainty caused by bank failures—and general concern regarding the financial health and outlook for other financial institutions—could have an overall negative effect on banking systems and financial markets generally. Any developments could also have other implications for broader economic and monetary policy, including interest rate policy. For the foregoing reasons, there can be no assurances that conditions in the banking sector and in global financial markets will not worsen and/or adversely affect the Fund or one or more of its portfolio investments or its overall performance.
Potential Conflicts of Interest Risk
The Adviser will experience conflicts of interest in connection with the management of the Fund, relating to the allocation of the Adviser’s time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Adviser and its affiliates; compensation to the Adviser; services provided by the Adviser and its affiliates to issuers in which the Fund invests; investments by the Fund and other clients of the Adviser, subject to the limitations of the Investment Company Act; the formation of additional investment funds by the Adviser; differing recommendations given by the Adviser to the Fund versus other clients; and the Adviser’s use of information gained from issuers in the Fund’s portfolio to aid investments by other clients, subject to applicable law. Certain of the Fund’s unconsolidated subsidiaries utilize KKR affiliates for property management and/or asset management services to the assets owned by such subsidiaries. For their services, such affiliates receive market based compensation on an arms’ length basis. For more information about these arrangements with affiliates, see “
Conflicts of Interest
.”
In addition, the Adviser’s investment professionals will, from time to time, acquire confidential or material, non-public
information concerning an entity in which the Fund has invested, or propose to invest, and the possession of such information generally will limit the Adviser’s ability to buy or sell particular securities of such entity on behalf of the Fund, thereby limiting the investment opportunities or exit strategies available to the Fund. In addition, holdings in the securities of an issuer by the Adviser or its affiliates will affect the ability of the Fund to make certain acquisitions of, or enter into certain transactions with, such issuer. From time to time, broker-dealers and investment advisers affiliated with the Adviser will also acquire confidential or material non-public
information concerning entities in which the Fund has invested or proposes to invest, which could restrict the Adviser’s ability to buy or sell (or otherwise transact in) securities of such entities, thus limiting investment opportunities or exit strategies available to the Fund. See “
Conflicts of Interest
.”
Our directors and officers have duties to our company under applicable Maryland law and our charter in connection with their direction of the management of the Fund. At the same time, we, as sole member, have duties to the general partner of our operating partnership which, in turn, as general partner of our operating partnership, has duties to our operating partnership and to the limited partners under Delaware law in connection with the management of our operating partnership. If there is a conflict between the interests of us or our stockholders, on the one hand, and the interests of the limited partners of our operating partnership other than us or our subsidiaries, on the other, we anticipate that the partnership agreement of our operating partnership will provide that any action or failure to act by us as general partner that gives priority to the separate interests of us or our stockholders that does not result in a violation of the contractual rights of the limited partners of our operating partnership under the partnership agreement will not violate the duties that the general partner owes to our operating partnership and its partners.
Allocation of Investment Opportunities Risk
Certain other existing or future funds, investment vehicles and accounts managed by KKR and its affiliates and KKR proprietary entities invest in securities, properties and other assets in which the Fund seeks to invest. The Adviser’s allocation policy is designed to fairly and equitably distribute investment opportunities over time and in accordance with the Order, if required, among funds or pools of capital managed by the Adviser and its affiliates. Allocation of identified investment opportunities among the Fund, KKR and other KKR investment vehicles presents inherent conflicts of interest where demand exceeds available supply. The Adviser expects there could be overlap of investment opportunities for the Fund and other KKR investment vehicles and KKR proprietary accounts, and the Fund’s share of investment opportunities may be materially affected by competition from other KKR investment vehicles and KKR proprietary entities. Investors should note that the conflicts inherent in making such allocation decisions will not always be resolved in favor of the Fund. See “
Investment Objectives and Strategies – Allocation of Investment Opportunities
” and “Conflicts of Interest.”
Cyber-Security Risk and Identity Theft Risk
Increased reliance on internet-based programs and applications to conduct transactions and store data creates growing operational and security risks. Targeted cyber-attacks or accidental events can lead to breaches in computer and data systems security, and subsequent unauthorized access to sensitive transactional and personal information held or maintained by KKR, its affiliates, and third-party service providers or counterparties. Any breaches that occur could result in a failure to maintain the security, confidentiality, or privacy of sensitive data, including personal information relating to investors and the beneficial owners of investors, and could lead to theft, data corruption, or overall disruption in operational systems. Criminals could use data taken in breaches in identity theft, obtaining loans or payments under false identities and other crimes that have the potential to affect the value of assets in which the Fund invests. These risks have the potential to disrupt KKR’s ability to engage in transactions, cause direct financial loss and reputational damage or lead to violations of applicable laws related to data and privacy protection and consumer protection. Cybersecurity risks also necessitate ongoing prevention and compliance costs.
Incentive Fee Risk
The Incentive Fee may create an incentive for the Adviser to make investments in order to maximize Portfolio Operating Income under the Incentive Fee even if such investments may not benefit our NAV, cause us to use more leverage than the Adviser otherwise would in the absence of the Incentive Fee or to otherwise make riskier investments on our behalf. While the Board does not monitor specific investment decisions by the Adviser and the particular timing of individual investment decisions as they relate to the Incentive Fee, the Board, as part of its fiduciary duties and responsibilities under the Investment Company Act (relating to future determinations as to whether to renew the Advisory Agreement), considers whether the Incentive Fee is fair and reasonable.

Payment of Management and Incentive Fees in Shares Risk
The Fund relies on exemptive relief from the SEC that permits the Fund to pay the Adviser all or a portion of its Management Fees and Incentive Fees in shares of Common Stock in lieu of paying the Adviser an equivalent amount of such fees in cash, which may dilute third-party interests in the Fund.
Non-U.S.
Investment Risks
We have in the past and may continue to invest in real estate located outside of the United States and real estate debt issued in, and/or backed by real estate in, countries outside the United States, including Asia and Europe.
Non-U.S.
real estate and real estate- related investments involve certain factors not typically associated with investing in real estate and real estate-related investments in the U.S., including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which such investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between U.S. and
non-U.S.
real estate markets, including potential price volatility in and relative illiquidity of some
non-U.S.
markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and differences in government supervision and regulation; (v) certain economic, social and political risks, including potential exchange-control regulations, potential restrictions on
non-U.S.
investment and repatriation of capital, the risks associated with political, economic or social instability, including the risk of sovereign defaults, regulatory change, and the possibility of expropriation or confiscatory taxation or the imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds, and adverse economic and political developments; (vi) the possible imposition of non-
U.S. taxes on income and gains and gross sales or other proceeds recognized with respect to such investments; (vii) differing and potentially less well-developed or well-tested corporate laws regarding stakeholder rights, creditors’ rights (including the rights of secured parties), fiduciary duties and the protection of investors; (viii) different laws and regulations including differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (ix) political hostility to investments by foreign investors; (x) less publicly available information; (xi) obtaining or enforcing a court judgement abroad; (xii) restrictions on foreign investment in other jurisdictions; and (xiii) difficulties in effecting repatriation of capital. Economic sanctions and other similar governmental actions or developments could, among other things, restrict or eliminate the Fund’s ability to purchase or sell certain
non-U.S.
securities or other instruments, and the Fund may be forced to sell or otherwise dispose of
non-U.S.
securities or other instruments at inopportune times or prices. Furthermore, while we may have the capacity, but not the obligation, to mitigate such additional risks, including through the utilization of certain foreign exchange hedging instruments, there is no guarantee that we will be successful in mitigating such risks and in turn may introduce additional risks and expenses linked to such efforts.
Property Manager Risk
The Adviser hires property managers to manage our properties and leasing agents to lease vacancies in our properties. These property managers may be our affiliates or partners in joint ventures that we enter into. The property managers have significant decision-making authority with respect to the management of our properties. Our ability to direct and control how our properties are managed on a day-to-day
basis may be limited because we engage other parties to perform this function. Thus, the success of our business may depend in large part on the ability of our property managers to manage the day-to-day
operations and the ability of our leasing agents to lease vacancies in our properties. Any adversity experienced by, or problems in our relationship with, our property managers or leasing agents could adversely impact the operation and profitability of our properties.
Risks Related to the Fund’s REIT Status
If we do not qualify as a REIT, we will be subject to tax as a regular corporation and could face a substantial tax liability.

We expect to operate so as to qualify as a REIT under the Code. However, qualification as a REIT involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize our REIT status. Furthermore, new tax legislation, administrative guidance or court decisions, in each instance potentially with retroactive effect, could make it more difficult or impossible for us to qualify as a REIT. If we fail to qualify as a REIT in any tax year, then:

•
we would be taxed as a regular domestic corporation, which under current laws, among other things, means being unable to deduct distributions to stockholders in computing taxable income and being subject to federal income tax on our taxable income at regular corporate income tax rates;

•	any resulting tax liability could be substantial and could have a material adverse effect on our book value;

•
unless we were entitled to relief under applicable statutory provisions, we would be required to pay taxes, and therefore, our cash available for distribution to stockholders would be reduced for each of the years during which we did not qualify as a REIT and for which we had taxable income; and

•	we generally would not be eligible to requalify as a REIT for the subsequent four full taxable years.
To maintain our REIT status, we may have to borrow funds on a short-term basis during unfavorable market conditions.
To qualify as a REIT, we generally must distribute annually to our stockholders a minimum of 90% of our net taxable income, determined without regard to the dividends-paid deduction and excluding net capital gains. We will be subject to regular corporate income taxes on any undistributed REIT taxable income each year. Additionally, we will be subject to a 4% nondeductible excise tax on any amount by which distributions paid by us in any calendar year are less than the sum of 85% of our ordinary income, 95% of our capital gain net income and 100% of our undistributed income from previous years. Payments we make to our stockholders for share repurchases will not be taken into account for purposes of these distribution requirements. If we do not have sufficient cash to make distributions necessary to preserve our REIT status for any year or to avoid taxation, we may be forced to borrow funds or sell assets even if the market conditions at that time are not favorable for these borrowings or sales. These options could increase our costs or reduce our equity.
Compliance with REIT requirements may cause us to forego otherwise attractive opportunities, which may hinder or delay our ability to meet our investment objectives and reduce your overall return.
To qualify as a REIT, we are required at all times to satisfy tests relating to, among other things, the sources of our income, the nature and diversification of our assets, the ownership of our stock and the amounts we distribute to our stockholders. Compliance with the REIT requirements may impair our ability to operate solely on the basis of maximizing profits. For example, we may be required to make distributions to stockholders at disadvantageous times or when we do not have funds readily available for distribution.
Compliance with REIT requirements may force us to liquidate or restructure otherwise attractive investments.
To qualify as a REIT, at the end of each calendar quarter, at least 75% of the value of our assets must consist of cash, cash items, government securities and qualified real estate assets. The remainder of our investments in securities (other than qualified real estate assets and government securities) generally cannot include more than 10% of the voting securities (other than securities that qualify for the straight debt safe harbor) of any one issuer or more than 10% of the value of the outstanding securities of more than any one issuer unless we and such issuer jointly elect for such issuer to be treated as a “taxable REIT subsidiary” under the Code. Debt will generally meet the “straight debt” safe harbor if the debt is a written unconditional promise to pay on demand or on a specified date a certain sum of money, the debt is not convertible, directly or indirectly, into stock, and the interest rate and the interest payment dates of the debt are not contingent on the profits, the borrower’s discretion, or similar factors. Additionally, no more than 5% of the value of our assets (other than government securities and qualified real estate assets) can consist of the securities of any one issuer, and no more than 25% of the value of our assets may be represented by securities of one or more taxable REIT subsidiaries. If we fail to comply with these requirements at the end of any calendar quarter, we must dispose of a portion of our assets within 30 days after the end of the calendar quarter or qualify for certain statutory relief provisions in order to avoid losing our REIT qualification and suffering adverse tax consequences. In order to satisfy these requirements and maintain our qualification as a REIT, we may be forced to liquidate assets from our portfolio or not make otherwise attractive investments. These actions could have the effect of reducing our income and amounts available for distribution to our stockholders.
Our charter does not permit any person or group to beneficially or constructively own more than 9.8% in value or number of shares, whichever is more restrictive, of our outstanding Common Stock or of the aggregate of our outstanding capital stock of all classes or series, and attempts to acquire the Common Stock or our capital stock of all other classes or series in excess of these 9.8% limits would not be effective without an exemption (prospectively or retroactively) from these limits by the Board.
For us to qualify as a REIT under the Code, not more than 50% of the value of our outstanding stock may be owned, directly or indirectly, by five or fewer individuals (including certain entities treated as individuals for this purpose) during the last half of a taxable year. For the purpose of assisting our qualification as a REIT for U.S. federal income tax purposes, among other purposes, our charter prohibits beneficial or constructive ownership by any person or group of more than 9.8%, in value or number of shares, whichever is more restrictive, of the outstanding shares of our Common Stock, or 9.8% in value or number of shares, whichever is more restrictive, of the aggregate of our outstanding capital stock of all classes or series, which we refer to as the “Ownership Limit.” The constructive ownership rules under the Code and our charter are complex and may cause shares of the outstanding Common Stock or capital stock owned by a group of related persons to be deemed to be constructively owned by one person. As a result, the acquisition of less than 9.8% of our outstanding Common Stock or our capital stock by a person could cause another person to constructively own in excess of 9.8% of our outstanding Common Stock or our capital stock, respectively, and thus violate the Ownership Limit. There can be no assurance that the Board, as permitted in the charter, will not decrease this Ownership Limit in the future. Any attempt to own or transfer shares of the Common Stock or capital stock in excess of the Ownership Limit without the consent of the Board will result in the transfer being void.
The Ownership Limit may have the effect of precluding a change in control of us by a third-party, even if such change in control would be in the best interests of our stockholders or would result in receipt of a premium to the price of the Common Stock (and even if such change in control would not reasonably jeopardize our REIT status). The exemptions to the Ownership Limit granted to date may limit the Board’s power to increase the Ownership Limit or grant further exemptions in the future.
The Board is authorized to revoke our REIT election without stockholder approval, which may cause adverse consequences to our stockholders.
Our charter authorizes the Board to revoke or otherwise terminate our REIT election, without the approval of our stockholders, if it determines that changes to U.S. federal income tax laws and regulations or other considerations mean it is no longer in our best interests to qualify, or attempt to qualify, as a REIT. In this event, we would become subject to U.S. federal income tax on our taxable income and we would no longer be required to distribute most of our net income to our stockholders, which may cause a reduction in the total return to our stockholders.

Tax Risks of Investing in the Fund
Non-U.S.
holders may be subject to U.S. federal income tax upon their disposition of shares of the Common Stock or upon their receipt of certain distributions from us.
In addition to any potential withholding tax on ordinary dividends, a
non-U.S.
holder (as such term is defined below under “Certain U.S. Federal Income Tax Considerations—Taxation of U.S. Holders of Our Common Stock”), other than a “qualified shareholder” or a “withholding qualified holder,” that disposes of a “U.S. real property interest” (“USRPI”) (which includes shares of stock of a U.S. corporation whose assets consist principally of USRPIs), is generally subject to U.S. federal income tax under the Foreign Investment in Real Property Tax Act of 1980, as amended (“FIRPTA”), on the amount received from such disposition. Such tax does not apply, however, to the disposition of stock in a REIT that is “domestically controlled.” Generally, a REIT is domestically controlled if less than 50% of its stock, by value, has been owned directly or indirectly by
non-U.S.
persons during a continuous five-year period ending on the date of disposition or, if shorter, during the entire period of the REIT’s existence. We cannot assure you that we currently qualify as a domestically controlled REIT or that we will qualify as a domestically controlled REIT at any time in the future. If we were to fail to so qualify, amounts received by a
non-U.S.
holder on certain dispositions of shares of our Common Stock (including a redemption) would be subject to tax under FIRPTA, unless (i) our shares of Common Stock were regularly traded on an established securities market and (ii) the
non-U.S.
holder did not, at any time during a specified testing period, hold more than 10% of our Common Stock. We expect to treat our Common Stock as “regularly traded” on an established securities market for purposes of the preceding test. See “
Certain U.S. Federal Income Tax Considerations—Taxation of
Non-U.S.
Holders of Our Common Stock—Sales of Our Common Stock
.”
A
non-U.S.
holder other than a “qualified shareholder” or a “withholding qualified holder,” that receives a distribution from a REIT that is attributable to gains from the disposition of a USRPI as described above, including in connection with a repurchase of our Common Stock, is generally subject to U.S. federal income tax under FIRPTA to the extent such distribution is attributable to gains from such disposition, regardless of whether the difference between the fair market value and the tax basis of the USRPI giving rise to such gains is attributable to periods prior to or during such
non-U.S.
holder’s ownership of our Common Stock. In addition, a repurchase of our Common Stock, to the extent not treated as a sale or exchange, may be subject to withholding as an ordinary dividend. See “
Certain U.S. Federal Income Tax Considerations—Taxation of
Non-U.S.
Holders of Our Common Stock—Distributions, and—Repurchases of our Common Stock
.”
We seek to act in the best interests of the Fund as a whole and not in consideration of the particular tax consequences to any specific holder of our stock. Potential
non-U.S.
holders should inform themselves as to the U.S. tax consequences, and the tax consequences within the countries of their citizenship, residence, domicile, and place of business, with respect to the purchase, ownership and disposition of shares of our Common Stock
.
Investments outside the United States may subject us to additional taxes and could present additional complications to our ability to satisfy the REIT qualification requirements.
Non-U.S.
investments may subject us to various
non-U.S.
tax liabilities, including withholding taxes. In addition, operating in functional currencies other than the U.S. dollar and in environments in which real estate transactions are typically structured differently than they are in the United States or are subject to different legal rules may present complications to our ability to structure
non-U.S.
investments in a manner that enables us to satisfy the REIT qualification requirements.
We may incur tax liabilities that would reduce our cash available for distribution to you.
Even if we qualify and maintain our status as a REIT, we may become subject to U.S. federal income taxes and related state and local taxes. For example, net income from the sale of properties that are “dealer” properties sold by a REIT (a “prohibited transaction” under the Code) will be subject to a 100% tax. We may not make sufficient distributions to avoid excise taxes applicable to REITs. Similarly, if we were to fail an income test (and did not lose our REIT status because such failure was due to reasonable cause and not willful neglect) we would be subject to tax on the income that does not meet the income test requirements. We also may decide to retain net capital gain we earn from the sale or other disposition of our investments and pay income tax directly on such income. In that event, our stockholders would be treated as if they earned that income and paid the tax on it directly. However, stockholders that are tax-exempt,
such as charities or qualified pension plans, would have no benefit from their deemed payment of such tax liability unless they file U.S. federal income tax returns and thereon seek a refund of such tax. We also may be subject to state and local taxes on our income or property, including franchise, payroll, mortgage recording and transfer taxes, either directly or at the level of the other companies through which we indirectly own our assets, such as our taxable REIT subsidiaries, which are subject to full U.S. federal, state, local and foreign corporate-level income taxes. Any taxes we pay directly or indirectly will reduce our cash available for distribution to you.
You may have current tax liability on distributions you elect to reinvest in our Common Stock.
If you participate in our distribution reinvestment plan, you will be deemed to have received, and for U.S. federal income tax purposes will be taxed on, the amount reinvested in shares of our Common Stock to the extent the amount reinvested was not a tax-free
return of capital. Therefore, unless you are a
tax-exempt
entity, you may be forced to use funds from other sources to pay your tax liability on the reinvested dividends.
Generally, ordinary dividends payable by REITs do not qualify for reduced U.S. federal income tax rates.
Currently, the maximum tax rate applicable to qualified dividend income payable to certain non-corporate
U.S. stockholders is 20%. Dividends payable by REITs, however, generally are not eligible for the reduced rate. Although this does not adversely affect the taxation of REITs or dividends payable by REITs, the more favorable rates applicable to regular corporate qualified dividends could cause certain non-corporate
investors to perceive investments in REITs to be relatively less attractive than investments in the stocks of non-REIT
corporations that pay dividends, which could adversely affect the value of the shares of REITs, including our Common Stock. However, taxpayers that are individuals, trusts or estates may be entitled to claim a deduction in determining their taxable income of 20% of ordinary REIT dividends (dividends other than capital gain dividends and dividends attributable to certain qualified dividend income received by us), which reduces the effective tax rate on such dividends. See “
Certain U.S. Federal Income Tax Considerations—Taxation of U.S. Holders of Our Common Stock—Distributions Generally
.” You are urged to consult with your tax advisor regarding the effect of this change on your effective tax rate with respect to REIT dividends.
We may be subject to adverse legislative or regulatory tax changes that could increase our tax liability, reduce our operating flexibility and reduce the price of our Common Stock.
In recent years, numerous legislative, judicial and administrative changes have been made in the provisions of U.S. federal income tax laws applicable to investments similar to an investment in shares of our Common Stock. Additional changes to the tax laws are likely to continue to occur, and we cannot assure you that any such changes will not adversely affect the taxation of our stockholders. Any such changes could have an adverse effect on an investment in our shares or on the market value or the resale potential of our assets. You are urged to consult with your tax advisor with respect to the impact of recent legislation on your investment in our shares and the status of legislative, regulatory or administrative developments and proposals and their potential effect on an investment in our shares. Although REITs generally receive certain tax advantages compared to entities taxed as regular corporations, it is possible that future legislation would result in a REIT having fewer tax advantages, and it could become more advantageous for a company that invests in real estate to elect to be treated for U.S. federal income tax purposes as a corporation. As a result, our charter authorizes the Board to revoke or otherwise terminate our REIT election, without the approval of our stockholders, if it determines that changes to U.S. federal income tax laws and regulations or other considerations mean it is no longer in our best interests to qualify, or attempt to qualify, as a REIT. The impact of tax reform on an investment in our shares is uncertain. Prospective investors should consult their own tax advisors regarding changes in tax laws.

In addition, unilateral or internationally agreed or disputed changes in international tax policy, laws or regulations or in the policies or positions of relevant tax authorities, including U.S. tax authorities and the application of tariffs or other U.S. executive actions regarding the dispute, application, administration or interpretation of tax laws, regulations or treaties, could also increase the taxes or levies (including tariffs) payable by us or in respect of our assets and tenants, possibly with retroactive effect or could otherwise have a material impact on international financial or governmental agreements and arrangements or international economic conditions, each of which could negatively impact our business.
The failure of a mezzanine loan to qualify as a real estate asset could adversely affect our ability to qualify as a REIT.
We may acquire mezzanine loans, for which the United States Internal Revenue Service (the “IRS”) has provided a safe harbor but not rules of substantive law. Pursuant to the safe harbor, if a mezzanine loan meets certain requirements, it will be treated by the IRS as a real estate asset for purposes of the REIT asset tests, and interest derived from the mezzanine loan will be treated as qualifying mortgage interest for purposes of the REIT 75% income test. We may acquire mezzanine loans that do not meet all of the requirements of this safe harbor. In the event we own a mezzanine loan that does not meet the safe harbor, the IRS could challenge such loan’s treatment as a real estate asset for purposes of the REIT asset and income tests and, if such a challenge were sustained, we could fail to qualify as a REIT.
If our operating partnership failed to qualify as a partnership or is not otherwise disregarded for U.S. federal income tax purposes, we would cease to qualify as a REIT.
If the IRS were to successfully challenge the status of our operating partnership as a partnership or disregarded entity for U.S. federal income tax purposes, it would be taxable as a corporation. In the event that this occurs, it would reduce the amount of distributions that our operating partnership could make to us. This would also result in our failing to qualify as a REIT and becoming subject to a corporate-level tax on our income, which would substantially reduce our cash available to pay distributions and the yield on your investment.

Effects of Leverage [Text Block]
Effects of
Leverage
The following table is designed to illustrate the effects of leverage on Common Stock total return, assuming hypothetical annual investment portfolio total returns (comprised of income and changes in the value of investments held in the Fund’s portfolio), of
-10%,
-5%,
0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. See “
Risks—Leverage Risk
.”
The table further reflects the issuance of leverage representing 5% of the Fund’s total assets (less all liabilities and indebtedness not represented by Investment Company Act leverage), net of expenses and the Fund’s currently projected annual rate of interest on its leverage of 6.7% (calculated net of any applicable interest rate hedging transactions) and approximately 31% utilization of a facility equal to 17% of equity. To cover interest payments on such leverage, the Fund would need to achieve a 0.44% annual return.

Assumed Return on Portfolio (Net of Expenses)	-10.00%	-5.00%	0.00%	5.00%	10.00%
Corresponding Return to Common Stockholders	-10.99%	-5.72%	-0.46%	4.80%	10.07%

Effects of Leverage [Table Text Block]
The table further reflects the issuance of leverage representing 5% of the Fund’s total assets (less all liabilities and indebtedness not represented by Investment Company Act leverage), net of expenses and the Fund’s currently projected annual rate of interest on its leverage of 6.7% (calculated net of any applicable interest rate hedging transactions) and approximately 31% utilization of a facility equal to 17% of equity. To cover interest payments on such leverage, the Fund would need to achieve a 0.44% annual return.

Assumed Return on Portfolio (Net of Expenses)	-10.00%	-5.00%	0.00%	5.00%	10.00%
Corresponding Return to Common Stockholders	-10.99%	-5.72%	-0.46%	4.80%	10.07%

Return at Minus Ten [Percent]		(10.99%)
Return at Minus Five [Percent]		(5.72%)
Return at Zero [Percent]		(0.46%)
Return at Plus Five [Percent]		4.80%
Return at Plus Ten [Percent]		10.07%
Effects of Leverage, Purpose [Text Block]	The following table is designed to illustrate the effects of leverage on Common Stock total return, assuming hypothetical annual investment portfolio total returns (comprised of income and changes in the value of investments held in the Fund’s portfolio), of
-10%,
-5%,
0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. See “
Risks—Leverage Risk
		.”
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES
The following description of the terms of the stock of the Fund is only a summary. For a complete description, please refer to the Maryland General Corporation Law (the “MGCL”), and the Fund’s charter and bylaws. The Fund’s charter and bylaws are exhibits to the Fund’s registration statement, of which this prospectus forms a part.
The Fund’s authorized stock consists of 500,000,000 shares of common stock, par value $0.001 per share. Of the total shares of stock authorized, 100,000,000 are designated as Class S Shares, 100,000,000 are designated as Class T shares of Common Stock, 100,000,000 are designated as Class D Shares, 100,000,000 are designated as Class U Shares, and 100,000,000 are designated as Class I Shares. Class S Shares, Class D Shares, Class U Shares and Class I Shares are available for purchase.
There is currently no market for the Fund’s shares, and the Fund does not expect that a market for its shares will develop in the foreseeable future, if ever. A majority of the entire Board may, without any action by the stockholders, amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authority to issue. Under Maryland law, the Fund’s stockholders generally will not be personally liable for the Fund’s debts or obligations.
Shares of Common Stock
General
All shares of Common Stock offered pursuant to this prospectus will be, upon issuance, duly authorized, fully paid and nonassessable. The Fund currently offers four classes of its shares of Common Stock on a continuous basis: Class S Shares, Class D Shares, Class U Shares and Class I Shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. Each share class has different fees, as set forth in “Summary of Fund Expenses.” Certain share class details are set forth in “Plan of Distribution.” Common stockholders are entitled to receive distributions when, as and if authorized by the Board and declared by the Fund out of assets legally available for the payment of distributions. Common stockholders have no preference, conversion (except as provided in any multiple class plan adopted by the Fund), exchange or sinking fund rights, have no redemption rights at the option of the stockholder, have no preemptive rights to subscribe for any of the Fund’s securities and have no appraisal rights unless the Board determines that appraisal rights apply, with respect to all or any classes of the Fund’s stock, to one or more transactions occurring after the date of such determination in connection with which common stockholders would otherwise be entitled to exercise appraisal rights. All shares of Common Stock have equal earnings, assets, distribution, liquidation and other rights except as provided in the charter and any multiple class plan adopted by the Fund. Stockholders are subject to transfer restrictions and there is no guarantee that they will be able to sell their shares. See “
Certain Provisions in the Charter and Bylaws—Transfer Restrictions
” below.
Distributions
Distributions may be paid to common stockholders if, as and when authorized by the Board and declared by the Fund out of assets legally available therefor. The amount of dividends and other distributions may vary among the classes of Common Stock based on their NAV per share and differing fees and other expenses.
The Fund does not have any shares of Preferred Stock authorized or outstanding as of the date of this prospectus. If in the future any shares of Preferred Stock are authorized and outstanding, common stockholders generally will not be entitled to receive any distributions from the Fund unless (1) the Fund has paid all accumulated dividends on the Preferred Stock, (2) the Fund has redeemed the full number of shares of Preferred Stock required to be redeemed by any provision for mandatory redemption of such Preferred Stock, (3) immediately after such a distribution, the Fund has an asset coverage of at least 200%, (4) the assets in the

Fund’s portfolio meet any asset coverage requirements set forth by the Fund’s lenders or any applicable nationally recognized statistical rating organization (“NRSRO”), in each case, after giving effect to such a distribution and (5) there is no event of default existing under the terms of any of the Fund’s borrowings, in each case, after giving effect to such distributions.
So long as senior securities representing indebtedness of the Fund are outstanding, stockholders generally will not be entitled to receive any distributions from the Fund unless (1) there is no event of default existing under the terms of such indebtedness, (2) immediately after such a distribution, the Fund has an asset coverage of at least 300% and (3) the assets in the Fund’s portfolio meet any asset coverage requirements set forth by the Fund’s lenders or any applicable NRSRO, in each case, after giving effect to such a distribution.
Liquidation Rights
The Fund’s stockholders are entitled to the then-current NAV per share of the assets legally available for distribution to the Fund’s stockholders in the event of the liquidation, dissolution or winding up of the Fund, after payment of or adequate provision for all of the Fund’s known debts and liabilities, including any outstanding debt securities or other borrowings and any interest thereon. These rights are subject to the preferential rights of outstanding shares of any other class or series of the Fund’s stock, including any Preferred Stock.
Voting Rights
Each outstanding share of Common Stock generally entitles the holder to cast one vote on all matters submitted to a vote of the Fund’s stockholders, including the election of directors. The presence in person or by proxy of stockholders entitled to cast a majority of all the votes entitled to be cast (without regard to class) at a meeting of the Fund’s stockholders constitutes a quorum at the meeting, unless applicable law or regulatory requirements or the Fund’s charter require a separate vote of one or more classes of the Fund’s stock, in which case the presence in person or by proxy of the stockholders entitled to cast a majority of all the votes entitled to be cast by stockholders of each such class of stock on such a matter will constitute a quorum.
There is no cumulative voting in the election of directors. Consequently, at any meeting of the Fund’s stockholders called for the purpose of electing directors, the holders of a majority of the outstanding shares of Common Stock entitled to vote will be able to elect all of the directors, except that holders of a majority of the outstanding shares of Preferred Stock, if any, will have the right, voting as a separate class, to elect two directors at all times.
Mandatory Redemptions
Shares of Common Stock are not redeemable at the option of a stockholder. Subject to the Investment Company Act, shares of Common Stock are redeemable at the option of the Fund without consent or other action by the stockholder or other person if the Fund determines that:

•
the Common Stock has been transferred in violation of the Fund’s charter or bylaws, or has vested in any person other than by operation of law as a result of the death, divorce, dissolution, bankruptcy, insolvency or adjudicated incompetence of the stockholder;

•
ownership of the Common Stock by a stockholder or other person is likely to cause the Fund to be in violation of, or require registration of the Common Stock under, or subject the Fund to additional registration or regulation under, the securities, commodities, or other laws of the U.S. or any other relevant jurisdiction;

•
continued ownership of the Common Stock by a stockholder may be harmful or injurious to the business or reputation of the Fund, the Board, KKR or any of their affiliates, or may subject the Fund or any stockholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

•	any of the representations and warranties made by a stockholder or other person in connection with the acquisition of Common Stock were not true when made or have ceased to be true; or

•
with respect to a stockholder subject to special laws or compliance requirements, such as those imposed by the Special Laws or Regulations, the stockholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold any Common Stock.

Shares of Common Stock will be redeemed at the NAV per share of the class of Common Stock being redeemed.
Preferred Stock
The Fund’s charter authorizes the Board to classify and reclassify any unissued shares of Common Stock into shares of other classes or series of stock, including Preferred Stock, without the approval of common stockholders. Common stockholders have no preemptive right to purchase any shares of Preferred Stock that the Fund may issue. As of the date of this prospectus, the Fund had no Preferred Stock authorized or outstanding. The Fund may elect to issue Preferred Stock in the future as part of a leveraging strategy.
Prior to the issuance of shares of any class or series, the Board is required by Maryland law and by the Fund’s charter to set the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption of each such class or series. Thus, the Board could authorize the Fund to issue shares of Preferred Stock with terms that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for common stockholders or otherwise be in their best interests. Any issuance of Preferred Stock, however, must comply with the requirements of the Investment Company Act. If the Fund elects to issue Preferred Stock (and/or notes or other debt securities), its ability to make distributions to its common stockholders may be limited by the terms of such Preferred Stock or debt securities, the asset coverage requirements and other limitations imposed by the Investment Company Act, Maryland law and the Fund’s lenders.
Under the Investment Company Act, holders of the Preferred Stock would be entitled to elect two directors of the Fund at all times and to elect a majority of the Fund’s directors if at any time accrued dividends on the Preferred Stock are unpaid in an amount equal to two full years’ dividends. Holders of the Preferred Stock would continue to have the right to elect a majority of the Fund’s directors until all dividends in arrears on the Preferred Stock have been paid. In addition, holders of the Preferred Stock would also be entitled to vote separately as a class on certain matters, which may at times give holders of Preferred Stock disproportionate influence over the Fund’s affairs.

Security Voting Rights [Text Block]
Voting Rights
Each outstanding share of Common Stock generally entitles the holder to cast one vote on all matters submitted to a vote of the Fund’s stockholders, including the election of directors. The presence in person or by proxy of stockholders entitled to cast a majority of all the votes entitled to be cast (without regard to class) at a meeting of the Fund’s stockholders constitutes a quorum at the meeting, unless applicable law or regulatory requirements or the Fund’s charter require a separate vote of one or more classes of the Fund’s stock, in which case the presence in person or by proxy of the stockholders entitled to cast a majority of all the votes entitled to be cast by stockholders of each such class of stock on such a matter will constitute a quorum.
There is no cumulative voting in the election of directors. Consequently, at any meeting of the Fund’s stockholders called for the purpose of electing directors, the holders of a majority of the outstanding shares of Common Stock entitled to vote will be able to elect all of the directors, except that holders of a majority of the outstanding shares of Preferred Stock, if any, will have the right, voting as a separate class, to elect two directors at all times.

Security Liquidation Rights [Text Block]
Liquidation Rights
The Fund’s stockholders are entitled to the then-current NAV per share of the assets legally available for distribution to the Fund’s stockholders in the event of the liquidation, dissolution or winding up of the Fund, after payment of or adequate provision for all of the Fund’s known debts and liabilities, including any outstanding debt securities or other borrowings and any interest thereon. These rights are subject to the preferential rights of outstanding shares of any other class or series of the Fund’s stock, including any Preferred Stock.

Outstanding Securities [Table Text Block]
Outstanding Securities
The following table sets forth information about the Fund’s outstanding shares of Common Stock as of February 28, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class I Shares	100,000,000	None	34,901,138.91
Class D Shares	100,000,000	None	7,262.19
Class S Shares	100,000,000	None	1,817.45
Class U Shares	100,000,000	None	27,389,284.02

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
The Fund is designed primarily for long-term investors and an investment in the Common Stock should be considered illiquid. The Common Stock is not currently listed for trading on any securities exchange. There is no public market for the Common Stock and none is expected to develop. The Common Stock therefore is not readily marketable and stockholders must be prepared to hold Common Stock for an indefinite period of time. Stockholders may not be able to sell their Common Stock at all or at a favorable price. Because the Fund is a closed-end
management investment company, the shares of Common Stock may not be redeemed at the option of the stockholder and may not currently be exchanged for shares of any other fund.
Although the Fund may offer to repurchase Common Stock from stockholders, no assurance can be given that these repurchases will occur as contemplated or at all. If the Fund conducts repurchase offers it will do so at times and in amounts that will depend on the Board. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of portfolio securities or loans in a timely manner.
Even if the Fund makes a tender offer, there is no guarantee that stockholders will be able to sell all of the Common Stock that they desire to sell in any particular tender offer. If a tender offer is oversubscribed by stockholders, the Fund will generally repurchase only a pro rata portion of the Common Stock tendered by each stockholder. A large stockholder in the Fund seeking repurchase may cause a greater likelihood of all stockholders seeking repurchase having their requests reduced pro rata. The potential for proration may cause some stockholders to tender more Common Stock for repurchase than they otherwise would wish to have repurchased, which may adversely affect others wishing to participate in the tender offer. In addition, in extreme cases, the Fund may not be able to complete repurchases due to its inability to liquidate a portion of its portfolio.
In any given quarter, the Adviser may or may not recommend to the Board that the Fund conduct a tender offer. For example, if adverse market conditions cause the Fund’s investments to become illiquid or trade at depressed prices, or if the Adviser believes that conducting a tender offer for 5.0% of the aggregate NAV of the

Fund’s outstanding Common Stock would impose an undue burden on stockholders who do not tender compared to the benefits of giving stockholders the opportunity to sell all or a portion of their Common Stock at NAV, the Fund may choose not to conduct a tender offer or may choose to conduct a tender offer for less than 5.0% of the aggregate NAV of its outstanding Common Stock. Regardless of the recommendation of the Adviser, the Board may or may not determine to cause the Fund to conduct a tender offer for any given quarter.
The Fund intends to comply with an exemption under FINRA Rule 5110 that requires the Fund to make at least two tender offers per calendar year. However, there may be quarters in which no tender offer is made, and it is possible that no future tender offers will be conducted by the Fund at all. If a tender offer is not made, stockholders may not be able to sell their Common Stock as it is unlikely that a secondary market for the Common Stock will develop or, if a secondary market does develop, stockholders may be able to sell their Common Stock only at substantial discounts from NAV. If the Fund does continue to conduct tender offers, it may be required to sell its more liquid, higher quality portfolio securities to purchase shares of Common Stock that are tendered, which may increase risks for remaining stockholders and increase fund expenses as a percent of assets. In addition, while the Fund is permitted to borrow money to finance the repurchase of Common Stock pursuant to tender offers, there can be no assurance that the Fund will be able to obtain such financing if it attempts to do so. Moreover, if the Fund’s portfolio does not provide adequate liquidity to fund tender offers, the Fund may extend the last day of any tender offer or choose to pay tendering stockholders with a promissory note, which will cause the stockholder to be paid at a later date than if the tender offer were not extended or if the promissory note were not issued.

Single Family Rental Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Single Family Rental Market Risk
A portion of the Fund’s portfolio will consist of interests in private investment vehicles that own or otherwise have interests in single family rental properties, including both detached single family homes and attached single family homes such as rowhouses or townhouses. The Fund may also have direct interests in single family rental properties or debt instruments or preferred equity securities providing exposure to such properties. The Fund’s investment strategy involves sourcing assets through operators that purchase, renovate, maintain, and manage a large number of single family rental properties and leasing them to qualified residents through third-party property managers or leasing agents. Until recently, the single family rental business consisted primarily of private and individual investors in local markets and was managed individually or by small, non-institutional
owners and property managers, many of which may have more specialized market knowledge than the Adviser. It may be difficult for investors to evaluate the Fund’s potential future performance without the benefit of established long-term track records from companies implementing a similar business model.
Investors also face risks caused by proposed state and federal laws intended to prohibit institutional investors from engaging in the single family rental market. A downturn or slowdown in the rental demand for single family housing caused by adverse economic, regulatory, or environmental conditions, or other events may have a significant impact on the value of the Fund’s assets or operating results. There may be seasonal fluctuations in rental demand, with demand higher in the spring and summer than in the late fall and winter. Such seasonal fluctuations may impact the Fund’s performance.
In addition to general, regional, national and international economic conditions, the Fund’s performance will be impacted by the economic conditions in the markets where the Fund holds single family assets. The Adviser may not be able to select these markets appropriately. However, certain of these markets have experienced substantial economic downturns in certain years and could experience similar or worse economic downturns in the future. There is no assurance as to the extent property values and operating fundamentals will improve. If historical economic downturns recur, the value of these assets could decline, which could adversely affect the Fund’s performance and its ability to make distributions to stockholders.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The Fund may use leverage in connection with its investments. This leverage may take the form of entity or property level debt. Property level debt is and will be incurred by operating entities held by the Fund or by joint ventures entered into by one of the Fund’s operating entities and secured by real estate owned by such operating entities. Such operating entities would solely own real estate assets and would borrow from a lender using the owned property as mortgage collateral. If an operating entity were to default on a loan, the lender’s recourse would be to the mortgaged property and the lender would typically not have a claim to other assets of the Fund or its subsidiaries. There are no limits under the Investment Company Act on the amount of leverage an operating entity may incur. When such property level debt is not recourse to the Fund, the Fund will not treat such borrowings as senior securities (as defined in the Investment Company Act) for purposes of complying with the Investment Company Act’s limitations on leverage unless (i) the operating entity is a wholly-owned subsidiary of the Fund, (ii) the Fund has sole majority control over the governance of a joint venture (which excludes shared control arrangements where the consents of both the Fund and another party are required for all material decisions) or (iii) the financial statements of the operating entity or joint venture holding such debt will be consolidated in the Fund’s financial statements. Property level debt may include covenants restricting when an operating entity held by the Fund can make distributions to the Fund. Defaults on the property level debt may result in the Fund losing its investment in the applicable property. Defaults on entity level debt may result in limits or restrictions on the Fund’s operations, including the Fund’s ability to pay distributions. The Fund will pay (and stockholders will bear) any costs and expenses relating to the use of leverage by the Fund, to the extent the Fund bears such costs, which will result in a reduction in the NAV of the Common Stock.
Leverage may result in greater volatility of the NAV of, and distributions on, the Common Stock because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from Borrowings or the issuance of Preferred Stock, if any, are borne entirely by holders of Common Stock. Common Stock income may fall if the interest rate on Borrowings or the dividend rate on Preferred Stock rises, and may fluctuate as the interest rate on Borrowings or the dividend rate on Preferred Stock varies. So long as the Fund is able to realize a higher net return on its investment portfolio than the then-current cost of any leverage together with other related expenses, the effect of the leverage will be to cause holders of Common Stock to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, the Fund’s use of leverage will result in increased operating costs. Thus, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to holders of Common Stock will be reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to holders of Common Stock than if the Fund were not so leveraged.
Any decline in the NAV of the Fund will be borne entirely by holders of Common Stock. Therefore, if the market value of the Fund’s portfolio declines, the Fund’s use of leverage will result in a greater decrease in NAV to holders of Common Stock than if the Fund were not leveraged.
Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral. Such restrictions may be more stringent than those imposed by the Investment Company Act and limit the Fund’s ability to effectively manage its portfolio.
In addition, the Fund may enter into investment management techniques (including reverse repurchase agreements and derivative transactions) that have similar effects as leverage, but which are not subject to the foregoing 33
1
/
3
% limitation if effected in compliance with applicable SEC rules and guidance. To the extent that the Fund does not effect such transactions in compliance with the requirements of Rule
18f-4,
such transactions may be treated as senior securities representing indebtedness for purposes of the requirement under the Investment Company Act that the Fund may not enter into any such transactions if the Fund’s borrowings would thereby exceed 33
1
/
3
% of its total assets, less all liabilities and indebtedness of the Fund not represented by senior securities. Either way, such transactions may represent a form of economic leverage and will create risks.
There can be no assurance that the Fund’s leveraging strategy will be successful.
The Fund has limited its engagement in derivative transactions so as to qualify as a “limited derivatives user” for purposes of Rule
18f-4
such that the Fund is subject to substantially fewer substantive requirements under that rule than would be the case if it did not so qualify. However, there is no guarantee that the Fund will meet or continue to meet such qualifications, and, as a result, there is a risk that the Fund may become subject to more onerous requirements under Rule
18f-4
than currently intended. Further, the Fund could be required to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund relative to the Fund’s prior performance. Although the Fund has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.
Unlike other registered investment companies that use derivatives more significantly, limited derivatives users are not required to adopt a derivatives risk management program, comply with the “value at risk” limit on fund leverage risk, or comply with certain board oversight and reporting requirements. Limited derivatives users are required, however, to adopt and implement written policies and procedures reasonably designed to manage the regulated fund’s derivatives risk. In order for the Fund to qualify as a limited derivatives user, the Fund’s derivatives “exposure” (as defined in Rule
18f-4)
cannot exceed 10% of its net assets, excluding certain currency or interest rate derivatives used for hedging purposes.

Commercial Real Estate Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Commercial Real Estate Industry Risk
The Fund’s business and operations are dependent on the commercial real estate industry generally, which in turn is dependent upon broad economic conditions. Challenging economic and financial market conditions may cause the Fund to experience an increase in the number of private commercial real estate investments that result in losses, including delinquencies, non-performing
assets and a decrease in the value of the property or, in the case of real estate debt and traded real estate-related securities, collateral which secures its investments, all of which could adversely affect the Fund’s results of operations. The Fund may need to establish significant provisions for losses or impairment, and be forced to sell assets at undesirable prices, which may result in the Fund’s NAV declining and the Fund incurring substantial losses. Additionally, economic conditions can negatively impact the businesses of tenants of the Fund’s private commercial real estate investments, which in turn could cause the Fund to experience increased delinquencies or decreasing rents, either of which would negatively impact the Fund’s income.
These conditions may increase the volatility of the value of private commercial real estate investments made by the Fund. These developments also may make it more difficult for the Fund to accurately value its investments or to sell its investments on a timely basis. These developments, including changes in interest rates, could adversely affect the ability of the Fund to use leverage for investment purposes and increase the cost of such leverage, which would reduce returns. Such developments could, in turn, diminish significantly the Fund’s revenue from investments and adversely affect the Fund’s NAV.

Potential Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk
The Adviser will experience conflicts of interest in connection with the management of the Fund, relating to the allocation of the Adviser’s time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Adviser and its affiliates; compensation to the Adviser; services provided by the Adviser and its affiliates to issuers in which the Fund invests; investments by the Fund and other clients of the Adviser, subject to the limitations of the Investment Company Act; the formation of additional investment funds by the Adviser; differing recommendations given by the Adviser to the Fund versus other clients; and the Adviser’s use of information gained from issuers in the Fund’s portfolio to aid investments by other clients, subject to applicable law. Certain of the Fund’s unconsolidated subsidiaries utilize KKR affiliates for property management and/or asset management services to the assets owned by such subsidiaries. For their services, such affiliates receive market based compensation on an arms’ length basis. For more information about these arrangements with affiliates, see “
Conflicts of Interest
.”
In addition, the Adviser’s investment professionals will, from time to time, acquire confidential or material, non-public
information concerning an entity in which the Fund has invested, or propose to invest, and the possession of such information generally will limit the Adviser’s ability to buy or sell particular securities of such entity on behalf of the Fund, thereby limiting the investment opportunities or exit strategies available to the Fund. In addition, holdings in the securities of an issuer by the Adviser or its affiliates will affect the ability of the Fund to make certain acquisitions of, or enter into certain transactions with, such issuer. From time to time, broker-dealers and investment advisers affiliated with the Adviser will also acquire confidential or material non-public
information concerning entities in which the Fund has invested or proposes to invest, which could restrict the Adviser’s ability to buy or sell (or otherwise transact in) securities of such entities, thus limiting investment opportunities or exit strategies available to the Fund. See “
Conflicts of Interest
.”
Our directors and officers have duties to our company under applicable Maryland law and our charter in connection with their direction of the management of the Fund. At the same time, we, as sole member, have duties to the general partner of our operating partnership which, in turn, as general partner of our operating partnership, has duties to our operating partnership and to the limited partners under Delaware law in connection with the management of our operating partnership. If there is a conflict between the interests of us or our stockholders, on the one hand, and the interests of the limited partners of our operating partnership other than us or our subsidiaries, on the other, we anticipate that the partnership agreement of our operating partnership will provide that any action or failure to act by us as general partner that gives priority to the separate interests of us or our stockholders that does not result in a violation of the contractual rights of the limited partners of our operating partnership under the partnership agreement will not violate the duties that the general partner owes to our operating partnership and its partners.

SOFR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
SOFR Risk
SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the FRBNY. If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.
Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the previously used rate, LIBOR. SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates during certain periods. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Competition Risk
Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. The Fund’s profitability depends, in large part, on its ability to acquire target assets at attractive prices. In acquiring its target assets, the Fund will compete with a variety of institutional investors, including specialty finance companies, public and private funds (including other funds managed by KKR), REITs, commercial and investment banks, commercial finance and insurance companies and other financial institutions. Also, as a result of this competition, desirable investments in the Fund’s target assets may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that it will be able to identify and make investments that are consistent with its investment objectives. The Fund cannot assure you that the competitive pressures it faces will not have a material adverse effect on its business, financial condition and results of operations or the Fund’s ability to locate, consummate and exit investments that satisfy its investment objectives.

Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distributions Risk
There can be no assurance that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or maintain certain levels of cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time. Subject to the requirements of the Investment Company Act, the Fund may make distributions from sources other than cash flow from operations, including, without limitation, the sale of assets, borrowings, return of capital, or offering proceeds. See “
Distributions
” for a description of return of capital and its impacts.

Recourse Financings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Recourse Financings Risk
In certain cases, financings for the Fund’s commercial real estate properties may be recourse to the Fund. Generally, commercial real estate financings are structured as non-recourse
to the borrower, which limits a lender’s recourse to the property pledged as collateral for the loan, and not the other assets of the borrower or to any parent of borrower, in the event of a loan default. However, lenders customarily will require that a creditworthy parent entity enter into so-called
“recourse carveout” guarantees to protect the lender against certain bad-faith
or other intentional acts of the borrower in violation of the loan documents. A “bad boy” guarantee typically provides that the lender can recover losses from the guarantors for certain bad acts, such as fraud or intentional misrepresentation, intentional waste, willful misconduct, criminal acts, misappropriation of funds, voluntary incurrence of prohibited debt and environmental losses sustained by lender. In addition, “bad boy” guarantees typically provide that the loan will be a full personal recourse obligation of the guarantor, for certain actions, such as prohibited transfers of the collateral or changes of control and voluntary bankruptcy of the borrower. These financing arrangements with respect to our investments generally require “bad boy” guarantees from us and/or certain of our subsidiaries and in the event that such a guarantee is called, our assets could be adversely affected. Moreover, our “bad boy” guarantees could apply to actions of the joint venture partners associated with our investments. While the Adviser expects to negotiate indemnities from such joint venture partners to protect against such risks, there remains the possibility that the acts of such joint venture partner could result in liability to us under such guarantees. We may provide “bad boy” guarantees on behalf of other funds, investment vehicles and accounts managed by KKR investing alongside us and as such guarantees are not for borrowed money, they will typically not be included under our leverage limitations.

Reliance on the Adviser and Investment Professionals [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on the Adviser and Investment Professionals
The success of the Fund depends on the ability of the Adviser and its respective affiliates to identify and consummate suitable investments and to dispose of investments of the Fund at a profit. The Adviser and its affiliates will rely on the skill and expertise of the Fund’s investment team, and others providing investment and other advice and services with respect to the Fund. There can be no assurance that these key investment professionals or other persons will continue to be associated with or available to the Adviser or its affiliates throughout the life of the Fund. The loss or reduction of the services of one or more of such persons could have an adverse impact on the Fund. See “
Management of the Fund
.”
Furthermore, although the Adviser’s team members and other investment professionals intend to devote sufficient time to the Fund so that it can carry out its proposed activities, certain of the Adviser’s team members are also responsible for the day-to-day
activities and investments of certain other funds, investment vehicles and accounts managed by KKR, as further described in “Potential Conflicts of Interest” below.
Except for rights under the Investment Company Act and our charter, investors generally have no right or power to take part in the management of the Fund, and as a result, the investment performance of the Fund will depend on the actions of the Adviser. In addition, certain changes in the Adviser or its affiliates or circumstances relating to the Adviser or its affiliates may have an adverse effect on the Fund or one or more of its real estate and real estate-related assets including potential acceleration of credit facilities.
Finally, although the Adviser expects to have access to the appropriate resources, relationships, and expertise of KKR (subject to information-sharing policies and procedures with respect to KKR Credit), there can be no assurance that such resources, relationships, and expertise will be available for every transaction. In addition, investment professionals and committee members may be replaced or added, and management, operating, and investment procedures may be modified at any time.

Trade Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Trade Risk
In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future tenants and adversely affect the revenues and profitability of the Fund’s tenants whose businesses rely on goods imported from such impacted jurisdictions.
There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy. Further governmental actions related to the imposition of tariffs or other trade barriers or changes to international trade agreements or policies, could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of companies whose businesses rely on goods imported from outside of the United States.

Cyber-Security Risk and Identity Theft Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber-Security Risk and Identity Theft Risk
Increased reliance on internet-based programs and applications to conduct transactions and store data creates growing operational and security risks. Targeted cyber-attacks or accidental events can lead to breaches in computer and data systems security, and subsequent unauthorized access to sensitive transactional and personal information held or maintained by KKR, its affiliates, and third-party service providers or counterparties. Any breaches that occur could result in a failure to maintain the security, confidentiality, or privacy of sensitive data, including personal information relating to investors and the beneficial owners of investors, and could lead to theft, data corruption, or overall disruption in operational systems. Criminals could use data taken in breaches in identity theft, obtaining loans or payments under false identities and other crimes that have the potential to affect the value of assets in which the Fund invests. These risks have the potential to disrupt KKR’s ability to engage in transactions, cause direct financial loss and reputational damage or lead to violations of applicable laws related to data and privacy protection and consumer protection. Cybersecurity risks also necessitate ongoing prevention and compliance costs.

Risk of Competition for Quality Residents [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Competition for Quality Residents
The Fund depends on rental income from tenants for a substantial amount of its income. As a result, the Fund’s performance in residential investments depends in large part upon its ability to invest in properties that attract and retain qualified residents. The Fund, and the real estate operators through which the Fund acquires single family rental investments, face competition for residents from other lessors of single family properties, apartment buildings, and condominium units. Competing properties may be newer, better located, and more attractive to residents. Many of these competitors may successfully attract residents with better incentives and amenities. Additionally, some competing housing options may qualify for government subsidies that may make such options more accessible and therefore more attractive than properties the Fund invests in. These sources of competition could adversely affect the ability of the Fund and the relevant real estate operator to obtain quality residents and lease single family properties on favorable terms.
In addition, increases in unemployment levels and other adverse changes in economic conditions in the markets in which the Fund holds single family rental investments may adversely affect the creditworthiness of potential residents, which may decrease the overall number of qualified residents for properties within such markets. The Fund could also be adversely affected by overbuilding or high vacancy rates of homes in such markets, which could result in an excess supply of homes and reduce occupancy and rental rates. Continuing development of apartment buildings and condominium units in many markets will increase the supply of housing and exacerbate competition for residents.
In addition, improving economic conditions, along with the availability of low residential mortgage interest rates and government sponsored programs to promote home ownership, have made home ownership more accessible for potential renters who have strong credit. These factors may encourage potential renters to purchase residences rather than lease them, thereby causing a decline in the number and quality of potential residents available to the Fund.

Rental Risk Generally [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Rental Risk Generally
Lease defaults, terminations by one or more tenants or landlord-tenant disputes may reduce the Fund’s revenues and net income. Any of these situations may result in extended periods during which there is a significant decline in revenues or no revenues generated by a property. If this occurred, it could adversely affect the Fund’s performance.

Payment of Management and Incentive Fees in Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Payment of Management and Incentive Fees in Shares Risk
The Fund relies on exemptive relief from the SEC that permits the Fund to pay the Adviser all or a portion of its Management Fees and Incentive Fees in shares of Common Stock in lieu of paying the Adviser an equivalent amount of such fees in cash, which may dilute third-party interests in the Fund.

CMBS Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CMBS Risk
CMBS are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. The Fund has historically invested a significant portion of its portfolio in CMBS.
In addition, the securitization of investments in the Fund’s portfolio might magnify the Fund’s exposure to losses because any equity interest the Fund retains in the issuing entity would be subordinate to the notes issued to investors and the Fund would, therefore, absorb all of the losses sustained with respect to a securitized pool of assets before the owners of the notes experience any losses. The inability to securitize the Fund’s portfolio may hurt the Fund’s performance and ability to grow its business. At the same time, the securitization of the Fund’s loans or investments might expose the Fund to losses, as the residual loans or investments in which the Fund does not sell interests will tend to be riskier and more likely to generate losses. Moreover, the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) contains a risk retention requirement for all asset-backed securities, which requires issuers of both public and private securities to retain not less than 5% of the credit risk of the assets collateralizing any asset-backed security issuance. Significant restrictions exist, and additional restrictions may be added in the future, regarding who may hold risk retention interests, the structure of the entities that hold risk retention interests and when and how such risk retention interests may be transferred. Therefore, such risk retention interests will generally be illiquid. As a result of the risk retention requirements, the Fund may be required to purchase and retain certain interests in a securitization into which the Fund sells mortgage loans or when the Fund acts as issuer, may be required to sell certain interests in a securitization at prices below levels that such interests have historically yielded or may be required to enter into certain arrangements related to risk retention that we have not historically been required to enter into and, accordingly, the risk retention rules may increase the Fund’s potential liabilities or reduce its potential profits in connection with securitization of mortgage loans. It is likely, therefore, that these risk retention rules will increase the administrative and operational costs of asset securitizations.
Additional risks may be presented by the type and use of a particular commercial property. Special risks are presented by certain property types. Commercial property values and net operating income are subject to volatility, which may result in net operating income becoming insufficient to cover debt service on the related mortgage loan. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate asset rather than upon the liquidation value of the underlying real estate. Furthermore, the net operating income from and value of any commercial property is subject to various risks, including changes in general or local economic conditions and/or specific industry segments; the solvency of the related tenants; declines in real estate values; declines in rental or occupancy rates; increases in interest rates, real estate tax rates and other operating expenses; changes in governmental rules, regulations and fiscal policies; acts of God; terrorist threats and attacks; and social unrest, civil disturbances, epidemics and other public crises. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on commercial properties than on those secured by loans on residential properties. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one-to
four-family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one-to
four-family mortgage loans.
The exercise of remedies and successful realization of liquidation proceeds relating to CMBS is also highly dependent on the performance of the servicer or special servicer. In many cases, overall control over the special servicing of related underlying mortgage loans will be held by a “directing certificate holder” or a “controlling class representative,” which is appointed by the holders of the most subordinate class of CMBS in such series. The Fund may not have the right to appoint the directing certificate holder. In connection with the servicing of the specially serviced mortgage loans, the related special servicer may, at the direction of the directing certificate holder, take actions with respect to the specially serviced mortgage loans that could adversely affect the Fund’s interests. There may be a limited number of special servicers available, particularly those that do not have conflicts of interest.
The Adviser will value the Fund’s potential CMBS investments based on loss-adjusted yields, taking into account estimated future losses on the mortgage loans included in the securitization’s pool of loans, and the estimated impact of these losses on expected future cash flows. The Adviser’s loss estimates may not prove accurate, as actual results may vary from estimates. In the event that the Adviser overestimates the pool level losses relative to the price the Fund pays for a particular CMBS investment, the Fund may experience losses with respect to such investment. Credit markets, including the CMBS market, have periodically experienced decreased liquidity on the primary and secondary markets during periods of market volatility. Such market conditions could re-occur
and would impact the valuations of our investments and impair our ability to sell such investments if we were required to liquidate all or a portion of our CMBS investments quickly. Additionally, certain securities investments, such as horizontal or other risk retention investments in CMBS, may have certain holding period and other restrictions that would limit our ability to sell such investments.

Delay in Use of Proceeds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Delay in Use of Proceeds Risk
Although the Fund currently intends to invest the proceeds from any sale of the Common Stock offered hereby as soon as practicable, the deployment of proceeds may be delayed if suitable investments are unavailable at the time. Pending investment, the net proceeds of the offering may be invested in permitted temporary investments, which include short-term U.S. government securities, bank certificates of deposit and other short-term liquid investments. The rate of return on these investments, which affects the amount of cash available to make distributions, may be less than the return obtainable from the type of investments in the real estate industry the Fund seeks to originate or acquire. Such investments may also make it more difficult for us to qualify as a REIT. Therefore, delays the Fund encounters in the selection, due diligence and origination or acquisition of investments would likely limit its ability to pay distributions and lower overall returns. In the event we are unable to find suitable investments such temporary investments may be maintained for longer periods which would be dilutive to overall investment returns. This could cause a substantial delay in the time it takes for your investment to realize its full potential return.

Property Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Property Manager Risk
The Adviser hires property managers to manage our properties and leasing agents to lease vacancies in our properties. These property managers may be our affiliates or partners in joint ventures that we enter into. The property managers have significant decision-making authority with respect to the management of our properties. Our ability to direct and control how our properties are managed on a day-to-day
basis may be limited because we engage other parties to perform this function. Thus, the success of our business may depend in large part on the ability of our property managers to manage the day-to-day
operations and the ability of our leasing agents to lease vacancies in our properties. Any adversity experienced by, or problems in our relationship with, our property managers or leasing agents could adversely impact the operation and profitability of our properties.

Joint Venture Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Joint Venture Risk
The Fund may in the future enter into joint ventures with third parties to make investments. The Fund may also make investments in partnerships or other co-ownership
arrangements or participations. Such investments may involve risks not otherwise present with other methods of investment, including, for instance, the following risks and conflicts of interest:

•	the joint venture partner in an investment could become insolvent or bankrupt;

•	fraud or other misconduct by the joint venture partner;

•
the Fund may share decision-making authority with its joint venture partner regarding certain major decisions affecting the ownership of the joint venture and the joint venture property, such as the sale of the property or the making of additional capital contributions for the benefit of the property, which may prevent the Fund from taking actions that are opposed by its joint venture partner;

•
under certain joint venture arrangements, neither party may have the power to control the venture and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the joint venture, which could adversely impact the operations and profitability of the joint venture and/or the amount and timing of distributions the Fund receives from such joint venture;

•
the joint venture partner may at any time have economic or business interests or goals that are or that become in conflict with the Fund’s business interests or goals, including, for instance, the operation of the properties;

•	the joint venture partner may be structured differently than the Fund for tax purposes and this could create conflicts of interest and risk to the Fund’s ability to qualify as a REIT;

•
the Fund may rely upon its joint venture partner to manage the day-to-day
operations of the joint venture and underlying assets, as well as to prepare financial information for the joint venture and any failure to perform these obligations may have a negative impact on the Fund’s performance and results of operations;

•
the joint venture partner may experience a change of control, which could result in new management of the joint venture partner with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business;

•
such joint venture partner may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s policies or objectives, including the Fund’s policy with respect to maintaining its qualification as a REIT;

•	the terms of the joint ventures could restrict the Fund’s ability to sell or transfer its interest to a third-party when it desires on advantageous terms, which could result in reduced liquidity;

•
the Fund or its joint venture partner may have the right to trigger a buy-sell
arrangement, which could cause the Fund to sell its interest, or acquire its partner’s interest, at a time when the Fund otherwise would not have initiated such a transaction;

•	the joint venture partner may not have sufficient personnel or appropriate levels of expertise to adequately support the Fund’s initiatives; and

•
to the extent it is permissible under the Investment Company Act for the Fund to partner with other vehicles advised by the Adviser, the Adviser may have conflicts of interest that may not be resolved in the Fund’s favor.

In addition, disputes between the Fund and its joint venture partner may result in litigation or arbitration that would increase the Fund’s expenses and prevent the Fund’s officers and directors from focusing their time and efforts on the Fund’s business. Any of the above might subject the Fund to liabilities and thus reduce its returns on the investment with the joint venture partner. The Fund may at times enter into arrangements that provide for unfunded commitments and, even when not contractually obligated to do so, may be incentivized to fund future commitments related to its investments.

Risks Related to the Fund's REIT Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Fund’s REIT Status
If we do not qualify as a REIT, we will be subject to tax as a regular corporation and could face a substantial tax liability.

We expect to operate so as to qualify as a REIT under the Code. However, qualification as a REIT involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize our REIT status. Furthermore, new tax legislation, administrative guidance or court decisions, in each instance potentially with retroactive effect, could make it more difficult or impossible for us to qualify as a REIT. If we fail to qualify as a REIT in any tax year, then:

•
we would be taxed as a regular domestic corporation, which under current laws, among other things, means being unable to deduct distributions to stockholders in computing taxable income and being subject to federal income tax on our taxable income at regular corporate income tax rates;

•	any resulting tax liability could be substantial and could have a material adverse effect on our book value;

•
unless we were entitled to relief under applicable statutory provisions, we would be required to pay taxes, and therefore, our cash available for distribution to stockholders would be reduced for each of the years during which we did not qualify as a REIT and for which we had taxable income; and

•	we generally would not be eligible to requalify as a REIT for the subsequent four full taxable years.
To maintain our REIT status, we may have to borrow funds on a short-term basis during unfavorable market conditions.
To qualify as a REIT, we generally must distribute annually to our stockholders a minimum of 90% of our net taxable income, determined without regard to the dividends-paid deduction and excluding net capital gains. We will be subject to regular corporate income taxes on any undistributed REIT taxable income each year. Additionally, we will be subject to a 4% nondeductible excise tax on any amount by which distributions paid by us in any calendar year are less than the sum of 85% of our ordinary income, 95% of our capital gain net income and 100% of our undistributed income from previous years. Payments we make to our stockholders for share repurchases will not be taken into account for purposes of these distribution requirements. If we do not have sufficient cash to make distributions necessary to preserve our REIT status for any year or to avoid taxation, we may be forced to borrow funds or sell assets even if the market conditions at that time are not favorable for these borrowings or sales. These options could increase our costs or reduce our equity.
Compliance with REIT requirements may cause us to forego otherwise attractive opportunities, which may hinder or delay our ability to meet our investment objectives and reduce your overall return.
To qualify as a REIT, we are required at all times to satisfy tests relating to, among other things, the sources of our income, the nature and diversification of our assets, the ownership of our stock and the amounts we distribute to our stockholders. Compliance with the REIT requirements may impair our ability to operate solely on the basis of maximizing profits. For example, we may be required to make distributions to stockholders at disadvantageous times or when we do not have funds readily available for distribution.
Compliance with REIT requirements may force us to liquidate or restructure otherwise attractive investments.
To qualify as a REIT, at the end of each calendar quarter, at least 75% of the value of our assets must consist of cash, cash items, government securities and qualified real estate assets. The remainder of our investments in securities (other than qualified real estate assets and government securities) generally cannot include more than 10% of the voting securities (other than securities that qualify for the straight debt safe harbor) of any one issuer or more than 10% of the value of the outstanding securities of more than any one issuer unless we and such issuer jointly elect for such issuer to be treated as a “taxable REIT subsidiary” under the Code. Debt will generally meet the “straight debt” safe harbor if the debt is a written unconditional promise to pay on demand or on a specified date a certain sum of money, the debt is not convertible, directly or indirectly, into stock, and the interest rate and the interest payment dates of the debt are not contingent on the profits, the borrower’s discretion, or similar factors. Additionally, no more than 5% of the value of our assets (other than government securities and qualified real estate assets) can consist of the securities of any one issuer, and no more than 25% of the value of our assets may be represented by securities of one or more taxable REIT subsidiaries. If we fail to comply with these requirements at the end of any calendar quarter, we must dispose of a portion of our assets within 30 days after the end of the calendar quarter or qualify for certain statutory relief provisions in order to avoid losing our REIT qualification and suffering adverse tax consequences. In order to satisfy these requirements and maintain our qualification as a REIT, we may be forced to liquidate assets from our portfolio or not make otherwise attractive investments. These actions could have the effect of reducing our income and amounts available for distribution to our stockholders.
Our charter does not permit any person or group to beneficially or constructively own more than 9.8% in value or number of shares, whichever is more restrictive, of our outstanding Common Stock or of the aggregate of our outstanding capital stock of all classes or series, and attempts to acquire the Common Stock or our capital stock of all other classes or series in excess of these 9.8% limits would not be effective without an exemption (prospectively or retroactively) from these limits by the Board.
For us to qualify as a REIT under the Code, not more than 50% of the value of our outstanding stock may be owned, directly or indirectly, by five or fewer individuals (including certain entities treated as individuals for this purpose) during the last half of a taxable year. For the purpose of assisting our qualification as a REIT for U.S. federal income tax purposes, among other purposes, our charter prohibits beneficial or constructive ownership by any person or group of more than 9.8%, in value or number of shares, whichever is more restrictive, of the outstanding shares of our Common Stock, or 9.8% in value or number of shares, whichever is more restrictive, of the aggregate of our outstanding capital stock of all classes or series, which we refer to as the “Ownership Limit.” The constructive ownership rules under the Code and our charter are complex and may cause shares of the outstanding Common Stock or capital stock owned by a group of related persons to be deemed to be constructively owned by one person. As a result, the acquisition of less than 9.8% of our outstanding Common Stock or our capital stock by a person could cause another person to constructively own in excess of 9.8% of our outstanding Common Stock or our capital stock, respectively, and thus violate the Ownership Limit. There can be no assurance that the Board, as permitted in the charter, will not decrease this Ownership Limit in the future. Any attempt to own or transfer shares of the Common Stock or capital stock in excess of the Ownership Limit without the consent of the Board will result in the transfer being void.
The Ownership Limit may have the effect of precluding a change in control of us by a third-party, even if such change in control would be in the best interests of our stockholders or would result in receipt of a premium to the price of the Common Stock (and even if such change in control would not reasonably jeopardize our REIT status). The exemptions to the Ownership Limit granted to date may limit the Board’s power to increase the Ownership Limit or grant further exemptions in the future.
The Board is authorized to revoke our REIT election without stockholder approval, which may cause adverse consequences to our stockholders.
Our charter authorizes the Board to revoke or otherwise terminate our REIT election, without the approval of our stockholders, if it determines that changes to U.S. federal income tax laws and regulations or other considerations mean it is no longer in our best interests to qualify, or attempt to qualify, as a REIT. In this event, we would become subject to U.S. federal income tax on our taxable income and we would no longer be required to distribute most of our net income to our stockholders, which may cause a reduction in the total return to our stockholders.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk
Inflation in the U.S. remains above targeted levels and, despite recent interest rate cuts by the U.S. Federal Reserve, interest rates remain high generally. Other developed economies are similarly experiencing, or have experienced in recent years, higher than normal inflation rates. It remains uncertain whether the substantial inflation in such economies will be sustained over an extended period of time or have a significant effect on the U.S. or other economies. Inflation and rapid fluctuations in inflation rates have had in the past, and may in the future have, negative effects on the economies and financial markets of various countries. For example, if a portfolio entity is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. As inflation declines, a portfolio entity may not be able to reduce expenses commensurate with any resulting reduction in revenue. Furthermore, wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, countries have imposed wage and price controls or otherwise intervened in the economy, and certain central banks have raised interest rates. Past governmental efforts to curb inflation have also involved more drastic economic measures that have had a materially adverse effect on the level of economic activity in the countries where such measures were employed, and similar governmental efforts could be taken in the future to curb inflation and could have similar effects. There can be no assurance that inflation will not become a more serious problem in the future and have a material adverse impact on our returns.
Continued inflation could have an adverse impact on the Fund’s borrowings and general and administrative expenses of the Fund, as these costs could increase at a rate higher than the Fund’s rental and other revenue. Inflation could also have an adverse effect on consumer spending, which could impact the Fund’s potential tenants’ revenues and, in turn, their ability to pay rent. In addition, leases that have a long-term duration or that include renewal options that specify a maximum rate increase may result in below-market lease rates over time, if the Fund does not accurately estimate inflation or market lease rates. Any provisions of the Fund’s leases designed to mitigate the risk of inflation and unexpected increases in market lease rates, such as periodic rental increases, may not adequately protect the Fund from the impact of inflation or unexpected increases in market lease rates. If subject to below-market lease rates on a significant number of properties pursuant to long-term leases, and operating and other expenses are increasing faster than anticipated, then the Fund’s business, financial condition, results of operations, cash flows and ability to satisfy debt service obligations or pay distributions on Common Stock could be materially adversely affected.

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Incentive Fee Risk
The Incentive Fee may create an incentive for the Adviser to make investments in order to maximize Portfolio Operating Income under the Incentive Fee even if such investments may not benefit our NAV, cause us to use more leverage than the Adviser otherwise would in the absence of the Incentive Fee or to otherwise make riskier investments on our behalf. While the Board does not monitor specific investment decisions by the Adviser and the particular timing of individual investment decisions as they relate to the Incentive Fee, the Board, as part of its fiduciary duties and responsibilities under the Investment Company Act (relating to future determinations as to whether to renew the Advisory Agreement), considers whether the Incentive Fee is fair and reasonable.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
The Fund may invest in derivative instruments, such as options contracts, futures contracts, options on futures contracts, indexed securities, credit linked notes, credit default swaps and other swap agreements for investment, hedging and risk management purposes. The Fund may invest without limitation in Treasury futures, interest rate swaps, swaptions or similar instruments and combinations thereof. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets or reference rates. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, interest rate risk, credit risk and management risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to its derivative transactions will affect the value of those instruments. By using derivatives that expose the Fund to counterparties, the Fund assumes the risk that its counterparties could experience financial hardships that could call into question their continued ability to perform their obligations. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. As a result, concentrations of such derivatives in any one counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. If the Fund invests in a derivative instrument, it could lose more than the principal amount invested.
The Fund has limited its engagement in derivative transactions so as to qualify as a “limited derivatives user” for purposes of Rule
18f-4
under the Investment Company Act such that the Fund is subject to substantially fewer substantive requirements under that rule than would be the case if it did not so qualify. However, there is no guarantee that the Fund will meet or continue to meet such qualifications, and, as a result, there is a risk that the Fund may become subject to more onerous requirements under Rule
18f-4
than currently intended. Further, the Fund could be required to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund relative to the Fund’s prior performance. Although the Fund has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.
Derivative instruments can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance.

Risks Related to Specific Private Commercial Real Estate Property Types [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Specific Private Commercial Real Estate Property Types
The Fund intends to invest in a variety of private commercial real estate property types, including multifamily properties, single family properties that are professionally managed, industrial properties, prime single-tenant offices in innovation markets, and select specialty sectors, which may expose the Fund to risks. For example, the Fund’s investments in multifamily properties may be affected by declining rents or may incur vacancies either by the expiration and non-renewal
of tenant leases or the continued default of tenants under their leases, resulting in reduced revenues and less cash available to distribute to stockholders. Fluctuations in manufacturing activity in the United States may adversely affect the tenants of the Fund’s industrial properties and therefore the demand for and profitability of its industrial properties. Office properties are subject to risks that the tenants of those office properties face, including the overall health of the economy, the possibility of a downturn in the businesses operated by the tenants, lack of demand or obsolescence of the products or services provided by the tenants, and the non-competitiveness
of the office tenants relative to their competitors. Specialty properties are subject to risks specific to their specialty use. For example, student housing properties are subject to seasonality and increased leasing risk and may be adversely affected by a change in university admission policies.

Below Investment Grade (High Yield or Junk) Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade (High Yield or Junk) Securities Risk
The Fund’s investments in traded real estate-related securities (including both direct and indirect investments) may consist of below investment grade securities. Lower grade securities may be particularly susceptible to economic downturns and are inherently speculative. It is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.
Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in Common Stock, both in the short-term and the long-term.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Risk
An investment in the Fund involves a considerable amount of risk. Before making an investment decision, a prospective investor should (i) consider the suitability of this investment with respect to his or her investment objectives and personal situation and (ii) consider factors such as his or her personal net worth, income, age, risk tolerance and liquidity needs.
Your investment in shares of Common Stock represents an indirect investment in the assets owned by the Fund, and the value of these assets will fluctuate, sometimes rapidly and unpredictably, and such investment is subject to investment risk, including the possible loss of the entire principal amount invested. At any point in time, an investment in the Common Stock could be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of stockholders to reinvest dividends. The Fund will also use leverage, which would magnify the Fund’s investment, market and certain other risks.
The Fund will be materially affected by market, economic and political conditions globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates, tariffs and trade barriers. These factors are outside the Adviser’s control and could adversely affect the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make attractive new investments.
International wars or conflicts (including conflicts in South America, the Middle East and Ukraine) and geopolitical developments in foreign countries (including Venezuela), along with instability in regions such as Asia, Eastern Europe, and the Middle East, United States military actions overseas, possible terrorist attacks in the United States or around the world, public health epidemics and pandemics such as the outbreak of infectious diseases like the
COVID-19
pandemic, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide. U.S. and foreign governments have taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The impact of these measures, as well as any additional future regulatory actions, is not yet known and cannot be predicted.

Tax Risks of Investing in the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks of Investing in the Fund
Non-U.S.
holders may be subject to U.S. federal income tax upon their disposition of shares of the Common Stock or upon their receipt of certain distributions from us.
In addition to any potential withholding tax on ordinary dividends, a
non-U.S.
holder (as such term is defined below under “Certain U.S. Federal Income Tax Considerations—Taxation of U.S. Holders of Our Common Stock”), other than a “qualified shareholder” or a “withholding qualified holder,” that disposes of a “U.S. real property interest” (“USRPI”) (which includes shares of stock of a U.S. corporation whose assets consist principally of USRPIs), is generally subject to U.S. federal income tax under the Foreign Investment in Real Property Tax Act of 1980, as amended (“FIRPTA”), on the amount received from such disposition. Such tax does not apply, however, to the disposition of stock in a REIT that is “domestically controlled.” Generally, a REIT is domestically controlled if less than 50% of its stock, by value, has been owned directly or indirectly by
non-U.S.
persons during a continuous five-year period ending on the date of disposition or, if shorter, during the entire period of the REIT’s existence. We cannot assure you that we currently qualify as a domestically controlled REIT or that we will qualify as a domestically controlled REIT at any time in the future. If we were to fail to so qualify, amounts received by a
non-U.S.
holder on certain dispositions of shares of our Common Stock (including a redemption) would be subject to tax under FIRPTA, unless (i) our shares of Common Stock were regularly traded on an established securities market and (ii) the
non-U.S.
holder did not, at any time during a specified testing period, hold more than 10% of our Common Stock. We expect to treat our Common Stock as “regularly traded” on an established securities market for purposes of the preceding test. See “
Certain U.S. Federal Income Tax Considerations—Taxation of
Non-U.S.
Holders of Our Common Stock—Sales of Our Common Stock
.”
A
non-U.S.
holder other than a “qualified shareholder” or a “withholding qualified holder,” that receives a distribution from a REIT that is attributable to gains from the disposition of a USRPI as described above, including in connection with a repurchase of our Common Stock, is generally subject to U.S. federal income tax under FIRPTA to the extent such distribution is attributable to gains from such disposition, regardless of whether the difference between the fair market value and the tax basis of the USRPI giving rise to such gains is attributable to periods prior to or during such
non-U.S.
holder’s ownership of our Common Stock. In addition, a repurchase of our Common Stock, to the extent not treated as a sale or exchange, may be subject to withholding as an ordinary dividend. See “
Certain U.S. Federal Income Tax Considerations—Taxation of
Non-U.S.
Holders of Our Common Stock—Distributions, and—Repurchases of our Common Stock
.”
We seek to act in the best interests of the Fund as a whole and not in consideration of the particular tax consequences to any specific holder of our stock. Potential
non-U.S.
holders should inform themselves as to the U.S. tax consequences, and the tax consequences within the countries of their citizenship, residence, domicile, and place of business, with respect to the purchase, ownership and disposition of shares of our Common Stock
.
Investments outside the United States may subject us to additional taxes and could present additional complications to our ability to satisfy the REIT qualification requirements.
Non-U.S.
investments may subject us to various
non-U.S.
tax liabilities, including withholding taxes. In addition, operating in functional currencies other than the U.S. dollar and in environments in which real estate transactions are typically structured differently than they are in the United States or are subject to different legal rules may present complications to our ability to structure
non-U.S.
investments in a manner that enables us to satisfy the REIT qualification requirements.
We may incur tax liabilities that would reduce our cash available for distribution to you.
Even if we qualify and maintain our status as a REIT, we may become subject to U.S. federal income taxes and related state and local taxes. For example, net income from the sale of properties that are “dealer” properties sold by a REIT (a “prohibited transaction” under the Code) will be subject to a 100% tax. We may not make sufficient distributions to avoid excise taxes applicable to REITs. Similarly, if we were to fail an income test (and did not lose our REIT status because such failure was due to reasonable cause and not willful neglect) we would be subject to tax on the income that does not meet the income test requirements. We also may decide to retain net capital gain we earn from the sale or other disposition of our investments and pay income tax directly on such income. In that event, our stockholders would be treated as if they earned that income and paid the tax on it directly. However, stockholders that are tax-exempt,
such as charities or qualified pension plans, would have no benefit from their deemed payment of such tax liability unless they file U.S. federal income tax returns and thereon seek a refund of such tax. We also may be subject to state and local taxes on our income or property, including franchise, payroll, mortgage recording and transfer taxes, either directly or at the level of the other companies through which we indirectly own our assets, such as our taxable REIT subsidiaries, which are subject to full U.S. federal, state, local and foreign corporate-level income taxes. Any taxes we pay directly or indirectly will reduce our cash available for distribution to you.
You may have current tax liability on distributions you elect to reinvest in our Common Stock.
If you participate in our distribution reinvestment plan, you will be deemed to have received, and for U.S. federal income tax purposes will be taxed on, the amount reinvested in shares of our Common Stock to the extent the amount reinvested was not a tax-free
return of capital. Therefore, unless you are a
tax-exempt
entity, you may be forced to use funds from other sources to pay your tax liability on the reinvested dividends.
Generally, ordinary dividends payable by REITs do not qualify for reduced U.S. federal income tax rates.
Currently, the maximum tax rate applicable to qualified dividend income payable to certain non-corporate
U.S. stockholders is 20%. Dividends payable by REITs, however, generally are not eligible for the reduced rate. Although this does not adversely affect the taxation of REITs or dividends payable by REITs, the more favorable rates applicable to regular corporate qualified dividends could cause certain non-corporate
investors to perceive investments in REITs to be relatively less attractive than investments in the stocks of non-REIT
corporations that pay dividends, which could adversely affect the value of the shares of REITs, including our Common Stock. However, taxpayers that are individuals, trusts or estates may be entitled to claim a deduction in determining their taxable income of 20% of ordinary REIT dividends (dividends other than capital gain dividends and dividends attributable to certain qualified dividend income received by us), which reduces the effective tax rate on such dividends. See “
Certain U.S. Federal Income Tax Considerations—Taxation of U.S. Holders of Our Common Stock—Distributions Generally
.” You are urged to consult with your tax advisor regarding the effect of this change on your effective tax rate with respect to REIT dividends.
We may be subject to adverse legislative or regulatory tax changes that could increase our tax liability, reduce our operating flexibility and reduce the price of our Common Stock.
In recent years, numerous legislative, judicial and administrative changes have been made in the provisions of U.S. federal income tax laws applicable to investments similar to an investment in shares of our Common Stock. Additional changes to the tax laws are likely to continue to occur, and we cannot assure you that any such changes will not adversely affect the taxation of our stockholders. Any such changes could have an adverse effect on an investment in our shares or on the market value or the resale potential of our assets. You are urged to consult with your tax advisor with respect to the impact of recent legislation on your investment in our shares and the status of legislative, regulatory or administrative developments and proposals and their potential effect on an investment in our shares. Although REITs generally receive certain tax advantages compared to entities taxed as regular corporations, it is possible that future legislation would result in a REIT having fewer tax advantages, and it could become more advantageous for a company that invests in real estate to elect to be treated for U.S. federal income tax purposes as a corporation. As a result, our charter authorizes the Board to revoke or otherwise terminate our REIT election, without the approval of our stockholders, if it determines that changes to U.S. federal income tax laws and regulations or other considerations mean it is no longer in our best interests to qualify, or attempt to qualify, as a REIT. The impact of tax reform on an investment in our shares is uncertain. Prospective investors should consult their own tax advisors regarding changes in tax laws.

In addition, unilateral or internationally agreed or disputed changes in international tax policy, laws or regulations or in the policies or positions of relevant tax authorities, including U.S. tax authorities and the application of tariffs or other U.S. executive actions regarding the dispute, application, administration or interpretation of tax laws, regulations or treaties, could also increase the taxes or levies (including tariffs) payable by us or in respect of our assets and tenants, possibly with retroactive effect or could otherwise have a material impact on international financial or governmental agreements and arrangements or international economic conditions, each of which could negatively impact our business.
The failure of a mezzanine loan to qualify as a real estate asset could adversely affect our ability to qualify as a REIT.
We may acquire mezzanine loans, for which the United States Internal Revenue Service (the “IRS”) has provided a safe harbor but not rules of substantive law. Pursuant to the safe harbor, if a mezzanine loan meets certain requirements, it will be treated by the IRS as a real estate asset for purposes of the REIT asset tests, and interest derived from the mezzanine loan will be treated as qualifying mortgage interest for purposes of the REIT 75% income test. We may acquire mezzanine loans that do not meet all of the requirements of this safe harbor. In the event we own a mezzanine loan that does not meet the safe harbor, the IRS could challenge such loan’s treatment as a real estate asset for purposes of the REIT asset and income tests and, if such a challenge were sustained, we could fail to qualify as a REIT.
If our operating partnership failed to qualify as a partnership or is not otherwise disregarded for U.S. federal income tax purposes, we would cease to qualify as a REIT.
If the IRS were to successfully challenge the status of our operating partnership as a partnership or disregarded entity for U.S. federal income tax purposes, it would be taxable as a corporation. In the event that this occurs, it would reduce the amount of distributions that our operating partnership could make to us. This would also result in our failing to qualify as a REIT and becoming subject to a corporate-level tax on our income, which would substantially reduce our cash available to pay distributions and the yield on your investment.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Risk
The Fund may invest in emerging markets. These markets tend to be very inefficient and illiquid as well as subject to political and other factors to a heightened degree relative to non-emerging
markets. Many emerging markets are developing both economically and politically and in some cases have relatively unstable governments and economies based on only a few commodities or industries. Many emerging market countries do not have firmly established product markets and companies in these markets might lack depth of management and can be very vulnerable to political or economic developments such as nationalization of key industries. Additional risks associated with investment in emerging markets include: (i) greater risk of expropriation, confiscatory taxation, nationalization, social and political instability (including the risk of changes of government following elections or otherwise) and economic instability; (ii) the relatively small current size of some of the markets for securities and other investments in emerging markets issuers and the current relatively low volume of trading, resulting in lack of liquidity and in price volatility; (iii) increased risk of national policies which restrict the Fund’s investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; (iv) the absence of developed legal structures governing private or foreign investment and private property; (v) the potential for higher rates of inflation or hyper-inflation; (vi) increased currency risk and risk of the imposition, extension or continuation of foreign exchange controls including managed adjustments in relative currency values; (vii) increased interest rate risk; (viii) increased credit risk; (ix) lower levels of democratic accountability; (x) greater differences in accounting standards and auditing practices which result in increased risk of unreliable financial information and (xi) different corporate governance frameworks. The emerging markets risks described above also increase counterparty risks for investments in those markets. In addition, investor risk aversion to emerging markets can have a significant adverse effect on the value and/or liquidity of investments made in or exposed to such markets and can accentuate any downward movement in the actual or anticipated value of such investments which is caused by any of the factors described above.

Non-U.S. Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S.
Investment Risks
We have in the past and may continue to invest in real estate located outside of the United States and real estate debt issued in, and/or backed by real estate in, countries outside the United States, including Asia and Europe.
Non-U.S.
real estate and real estate- related investments involve certain factors not typically associated with investing in real estate and real estate-related investments in the U.S., including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which such investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between U.S. and
non-U.S.
real estate markets, including potential price volatility in and relative illiquidity of some
non-U.S.
markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and differences in government supervision and regulation; (v) certain economic, social and political risks, including potential exchange-control regulations, potential restrictions on
non-U.S.
investment and repatriation of capital, the risks associated with political, economic or social instability, including the risk of sovereign defaults, regulatory change, and the possibility of expropriation or confiscatory taxation or the imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds, and adverse economic and political developments; (vi) the possible imposition of non-
U.S. taxes on income and gains and gross sales or other proceeds recognized with respect to such investments; (vii) differing and potentially less well-developed or well-tested corporate laws regarding stakeholder rights, creditors’ rights (including the rights of secured parties), fiduciary duties and the protection of investors; (viii) different laws and regulations including differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (ix) political hostility to investments by foreign investors; (x) less publicly available information; (xi) obtaining or enforcing a court judgement abroad; (xii) restrictions on foreign investment in other jurisdictions; and (xiii) difficulties in effecting repatriation of capital. Economic sanctions and other similar governmental actions or developments could, among other things, restrict or eliminate the Fund’s ability to purchase or sell certain
non-U.S.
securities or other instruments, and the Fund may be forced to sell or otherwise dispose of
non-U.S.
securities or other instruments at inopportune times or prices. Furthermore, while we may have the capacity, but not the obligation, to mitigate such additional risks, including through the utilization of certain foreign exchange hedging instruments, there is no guarantee that we will be successful in mitigating such risks and in turn may introduce additional risks and expenses linked to such efforts.

Real Estate Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Investment Risk
The Fund’s investments will be subject to the risks inherent in the ownership and operation of real estate and real estate-related businesses and assets. These risks include, but are not limited to:

•	the burdens of ownership of real property;

•	general and local economic conditions (such as an oversupply of space or a reduction in demand for space);

•	the supply and demand for properties (including competition based on rental rates);

•	energy and supply shortages;

•	fluctuations in average occupancy and room rates;

•	the attractiveness, type and location of the properties and changes in the relative popularity of commercial properties as an investment;

•	the financial condition and resources of tenants , buyers and sellers of properties;

•	increased mortgage defaults;

•	the quality of maintenance, insurance and management services;

•	changes in the availability of debt financing which may render the sale or refinancing of properties difficult or impracticable;

•	changes in building, environmental and other laws and/or regulations (including those governing usage and improvements), fiscal policies and zoning laws;

•	changes in real property tax rates;

•	changes in interest rates and the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable;

•	changes in operating costs and expenses;

•	energy and supply shortages;

•	uninsured losses or delays from casualties or condemnation;

•	negative developments in the economy that depress travel or leasing activity;

•	environmental liabilities;

•	contingent liabilities on disposition of assets;

•	uninsured or uninsurable casualties;

•	acts of God, including earthquakes, hurricanes and other natural disasters;

•	social unrest and civil disturbances, epidemics, pandemics or other public crises;

•	terrorist attacks and war;

•
risks and operating problems arising out of the presence of certain construction materials, structural or property level latent defects, work stoppages, shortages of labor, strikes, union relations and contracts, fluctuating prices and supply of labor and/or other labor-related factor; and

•	other factors which are beyond the control of the Adviser and its affiliates.

In addition, the Fund’s investments will be subject to various risks which could cause fluctuations in occupancy, rental rates, operating income and expenses or which could render the sale or financing of its properties difficult or unattractive. For example, following the termination or expiration of a tenant’s lease, there may be a period of time before the Fund will begin receiving rental payments under a replacement lease. During that period, the Fund will continue to bear fixed expenses such as interest, real estate taxes, maintenance and other operating expenses. In addition, declining economic conditions may impair the Fund’s ability to attract replacement tenants and achieve rental rates equal to or greater than the rents paid under previous leases. Increased competition for tenants may require the Fund to make capital improvements to properties which would not have otherwise been planned. Ultimately, to the extent that the Fund is unable to renew leases or re-let
space as leases expire, decreased cash flow from tenants will result, which could adversely impact the Fund’s operating results.

Private Commercial Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Commercial Real Estate Risk
Lease defaults, terminations by one or more tenants or landlord-tenant disputes may reduce the Fund’s revenues and net income. Any of these situations may result in extended periods during which there is a significant decline in revenues or no revenues generated by a property. If this occurred, it could adversely affect the Fund’s results of operations.
The Fund’s financial position and its ability to make distributions may also be adversely affected by financial difficulties experienced by any major tenants, including bankruptcy, insolvency or a general downturn in the business, or in the event any major tenants do not renew or extend their relationship as their lease terms expire. A tenant in bankruptcy may be able to restrict the ability to collect unpaid rents or interest during the bankruptcy proceeding. Furthermore, dealing with a tenants’ bankruptcy or other default may divert management’s attention and cause the Fund to incur substantial legal and other costs.
The Fund’s investments in real estate will be pressured in challenging economic and rental market conditions. If the Fund is unable to re-let
or renew leases for all or substantially all of the space at these properties, if the rental rates upon such renewal or re-letting
are significantly lower than expected, or if the Fund’s reserves for these purposes prove inadequate, the Fund will experience a reduction in net income and may be required to reduce or eliminate cash distributions.

The Fund may obtain only limited warranties when it purchases an equity investment in private commercial real estate. The purchase of properties with limited warranties increases the risk that the Fund may lose some or all of its invested capital in the property, as well as the loss of rental income from that property if an issue should arise that decreases the value of that property and is not covered by the limited warranties. If any of these results occur, it may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions.

Allocation of Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Allocation of Investment Opportunities Risk
Certain other existing or future funds, investment vehicles and accounts managed by KKR and its affiliates and KKR proprietary entities invest in securities, properties and other assets in which the Fund seeks to invest. The Adviser’s allocation policy is designed to fairly and equitably distribute investment opportunities over time and in accordance with the Order, if required, among funds or pools of capital managed by the Adviser and its affiliates. Allocation of identified investment opportunities among the Fund, KKR and other KKR investment vehicles presents inherent conflicts of interest where demand exceeds available supply. The Adviser expects there could be overlap of investment opportunities for the Fund and other KKR investment vehicles and KKR proprietary accounts, and the Fund’s share of investment opportunities may be materially affected by competition from other KKR investment vehicles and KKR proprietary entities. Investors should note that the conflicts inherent in making such allocation decisions will not always be resolved in favor of the Fund. See “
Investment Objectives and Strategies – Allocation of Investment Opportunities
” and “Conflicts of Interest.”

Mortgage Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage Loan Risk
The Fund may originate and selectively acquire senior mortgage loans which are generally loans secured by a first mortgage lien on a commercial property and are subject to risks of delinquency and foreclosure and risks of loss that are greater than similar risks associated with loans made on the security of single family residential property. In addition, certain of the mortgage loans in which the Fund invests may be structured so that all or a substantial portion of the principal will not be paid until maturity, which increases the risk of default at that time. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things: tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, including environmental legislation, acts of God, terrorism, social unrest, civil disturbances, epidemics and other public crises.
In the event of any default under a mortgage loan held directly by the Fund, it will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan, which could have a material adverse effect on the profitability of the Fund. In the event of the bankruptcy of a mortgage loan borrower, the mortgage loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession
to the extent the lien is unenforceable under state law.
Foreclosure of a mortgage loan can be an expensive and lengthy process which could have a substantial negative effect on our anticipated return on the foreclosed mortgage loan. RMBS evidence interests in or are secured by pools of residential mortgage loans and CMBS evidence interests in or are secured by a single commercial mortgage loan or a pool of commercial mortgage loans. Accordingly, the MBS in which the Fund invests are subject to all of the risks of the underlying mortgage loans.

Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insurance Risk
Certain types of losses, generally of a catastrophic nature, such as earthquakes, floods and hurricanes may be uninsurable or not economically insurable. The Fund may not obtain or be able to require tenants to obtain certain types of insurance if it is deemed commercially unreasonable. Under such circumstances, the insurance proceeds, if any, might not be adequate to restore the economic value of the property, which might decrease the value of the property. As a result, the insured company could lose its investments in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Prime Single Tenant Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prime Single Tenant Risk
The Fund depends on its tenants for revenue, and therefore the Fund’s revenue is dependent on the success and economic viability of its tenants. Certain of the Fund’s investments in prime single tenant properties may be leased out to single tenants that the Adviser believes have favorable credit profiles and/or performance attributes supporting highly visible long-term cash flows. Adverse impacts to such tenants, including as a result of changes in market or economic conditions, natural disasters, outbreaks of an infectious disease, pandemic or any other serious public health concern, political events or other factors that may impact the operation of these properties, may have negative effects on our business and financial results. As a result, such tenants may in the future be, required to suspend operations at our properties for what could be an extended period of time. Further, if such tenants default under their leases, we may not be able to promptly enter into a new lease or operating arrangement for such properties, rental rates or other terms under any new leases or operating arrangement may be less favorable than the terms of the current lease or operating arrangement or we may be required to make capital improvements to such properties for a new tenant, any of which could adversely impact our operating results.

Litigation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Litigation Risk
In the ordinary course of its business, the Fund may be subject to litigation from time to time. The outcome of such proceedings may materially adversely affect the value of the Fund and may continue without resolution for long periods of time. Any litigation may consume substantial amounts of the Adviser’s time and attention, and that time and the devotion of these resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation.
The acquisition, ownership and disposition of real properties carries certain specific litigation risks. Litigation may be commenced with respect to a property acquired by the Fund or its subsidiaries in relation to activities that took place prior to the Fund’s acquisition of such property. In addition, at the time of disposition of an individual property, a potential buyer may claim that it should have been afforded the opportunity to purchase the asset or alternatively that such potential buyer should be awarded due diligence expenses incurred or statutory damages for misrepresentation relating to disclosure made, if such buyer is passed over in favor of another as part of the Fund’s efforts to maximize sale proceeds. Similarly, successful buyers may later sue the Fund under various damage theories, including those sounding in tort, for losses associated with latent defects or other problems not uncovered in due diligence.

Risks Related to Investments in Publicly Traded REITs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Investments in Publicly Traded REITs
The Fund’s investments in the securities of publicly traded REITs will be subject to a variety of risks affecting those REITs directly. Share prices of publicly traded REITs may decline because of adverse developments affecting the real estate industry and real property values, including supply and demand for properties, the economic health of the country or of different regions, the strength of specific industries that rent properties and interest rates. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency and defaults by borrowers and tenants.

Environmental Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Environmental Risk
The Fund may be exposed to substantial risk of loss arising from investments involving undisclosed or unknown environmental, health or occupational safety matters, or inadequate reserves, insurance or insurance proceeds for such matters that have been previously identified. Under various U.S. federal, state and local and
non-U.S.
laws, ordinances and regulations, an owner of real property may be liable for the costs of removal or remediation of certain hazardous or toxic substances on or in such property. Such laws may also impose joint and several liability, which can result in a party being obligated to pay for greater than its share, or even all, of the liability involved. Such liability may also be imposed without regard to whether the owner knew of, or was responsible for, the presence of such hazardous or toxic substances and may be imposed on the owner in connection with the activities of a tenant at the property. The cost of any required remediation and the owner’s liability therefore as to any property are generally not limited under such laws and could exceed the value of the property and/or the aggregate assets of the owner. The presence of such substances, or the failure to properly remediate contamination from such substances, would adversely affect the owner’s ability to sell the real estate or to borrow funds using such property as collateral, which could have an adverse effect on the Fund’s return from such investment. Environmental claims with respect to a specific investment could exceed the value of such investment, and under certain circumstances, subject the other assets of the Fund to such liabilities. In addition, some environmental laws create a lien on contaminated property in favor of governments or government agencies for costs they incur in connection with the contamination.
The ongoing presence of environmental contamination, pollutants or other hazardous materials on a property (whether known at the time of acquisition or not) could also result in personal injury (and associated liability) to persons on the property and persons removing such materials, future or continuing property damage (which would adversely affect property value) or claims by third parties, including as a result of exposure to such materials through the spread of contaminants.
In addition, the Fund’s operating costs and performance may be adversely affected by compliance obligations under environmental protection statutes, rules and regulations relating to investments of the Fund, including additional compliance obligations arising from any change to such statutes, rules and regulations.

Statutes, rules and regulations may also restrict development of, and use of, property. Certain clean-up
actions brought by governmental agencies and private parties could also impose obligations in relation to the Fund’s investments and result in additional costs to the Fund. If the Fund is deemed liable for any such environmental liabilities and is unable to seek recovery against its tenant, the Fund’s business, financial condition and results of operations could be materially and adversely affected, and the amount available to make distributions could be reduced.
Further, even in cases where the Fund is indemnified by the seller with respect to an investment against liabilities arising out of violations of environmental laws and regulations, there can be no assurance as to the financial viability of the seller to satisfy such indemnities or the ability of the Fund to achieve enforcement of such indemnities.

Mezzanine Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mezzanine Loan Risk
The Fund may invest in mezzanine loans that take the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning the real property or the entity that owns the interest in the entity owning the real property. These types of investments involve a higher degree of risk than first mortgage lien loans secured by income producing real property because the investment may become unsecured as a result of foreclosure by the senior lender. In the event of a bankruptcy of the entity providing the pledge of its ownership interests as security, the Fund may not have full recourse to the assets of such entity, or the assets of the entity may not be sufficient to satisfy the Fund’s mezzanine loan. If a borrower defaults on the Fund’s mezzanine loan or debt senior to the Fund’s loan, or in the event of a borrower bankruptcy, the Fund’s mezzanine loan will be satisfied only after the senior debt. As a result, the Fund may not recover some or all of its investment. In addition, mezzanine loans may have higher loan-to-value
ratios than conventional mortgage loans, resulting in less equity in the real property and increasing the risk of loss of principal.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offers Risk
As described in this prospectus, the Fund intends, but is not obligated, to conduct quarterly tender offers, also referred to as “repurchase offers,” for up to 5.0% of the aggregate NAV of its outstanding Common Stock at the applicable NAV per share as of the applicable valuation date. However, the repurchase of shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio investments, and may limit the ability of the Fund to participate in new investment opportunities. When the Fund uses leverage, repurchases of shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect stockholders who do not tender their shares by increasing Fund expenses and reducing any net investment income. Certain stockholders may from time to time own or control a significant percentage of the Common Stock. Repurchase requests by these stockholders of these shares of Common Stock of the Fund may cause repurchases to be oversubscribed, with the result that stockholders may only be able to have a portion of their shares repurchased in connection with any repurchase offer.
Repurchase offers have been oversubscribed in the past and may also be oversubscribed in the future. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if stockholders tender an amount of shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the shares tendered on a pro rata basis, and stockholders will have to wait until the next repurchase offer to make another repurchase request. Stockholders will be subject to the risk of net asset value fluctuations during that period. Thus, there is also a risk that some stockholders, in anticipation of proration, may tender more shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The net asset value of shares tendered in a repurchase offer may fluctuate between the date a stockholder submits a repurchase request and the repurchase request deadline, and to the extent there is any delay between the repurchase request deadline and the repurchase pricing date. The net asset value on the repurchase request deadline or the repurchase pricing date may be higher or lower than on the date a stockholder submits a repurchase request. There can be no assurance that the Fund will conduct repurchase offers in any particular period, and stockholders may be unable to tender shares for repurchase for an indefinite period of time.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification
Risk
As a
non-diversified
investment company, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by events impacting a single investment, geographic location, security or investment type.
In addition, the Fund has not established any investment criteria limiting the geographic concentration of its private commercial real estate investments and does not plan to establish any investment criteria to limit its exposure to these risks for future investments. As a result, private commercial real estate investments underlying its investments may be overly concentrated in certain geographic areas and the Fund may experience losses as a result. Additionally, the Fund is not limited in the size of any single private commercial real estate investment it may make and certain of its investments may represent a significant percentage of the Fund’s assets. Any such investment may carry the risk associated with a significant asset concentration. Such risks could cause the Fund to experience a material adverse effect, which would result in the value of a stockholder’s investment in the Fund being diminished.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The price the Fund pays for its private commercial real estate investments will be based on the Adviser’s projections of market demand, occupancy levels, rental income, the costs of any development, redevelopment or renovation of a property, borrower expertise and other factors. If any of the Adviser’s projections are inaccurate or it ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.
For the purposes of calculating the Fund’s NAV, private commercial real estate investments will initially be valued at cost, which the Fund expects to represent fair value at that time. Thereafter, valuations of properties will be derived from independent property appraisals overseen and coordinated by the Adviser in its role as the Fund’s valuation designee.

Within the parameters of the Fund’s valuation guidelines and applicable SEC and accounting rules and guidance, the valuation methodologies used to value the Fund’s private commercial real estate investments will involve subjective judgments and projections that may not materialize. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not materialize. Valuations and appraisals of the Fund’s private commercial real estate investments will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Adviser and the Independent Valuation Advisor and any third-party pricing services. Valuations and appraisals of the Fund’s private commercial real estate investments are only conducted on a periodic basis. If the relevant asset’s value changes after such appraisal, it will be difficult for KKR to quantify the impact of such change and the necessary information to make a full assessment of the value may not be immediately available, which may require the Adviser to make an assessment of fair value with incomplete information. The participation of KKR in our valuation process could result in a conflict of interest, since the Management Fee is based on our average daily net assets and KAA’s obligations under the Shareholder Priority Plan are tied to our NAV per share. Pursuant to the requirements of Rule
2a-5,
the Adviser will ensure that portfolio managers do not exert substantial influence on the valuation of portfolio investments. A material change in a private commercial real estate investment or a new appraisal of a private commercial real estate investment may have a material impact on our overall NAV, resulting in a sudden increase or decrease to our NAV per share. Further, valuations do not necessarily represent the price at which an asset would sell, since market prices of assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset could be sold in the market, and the difference between carrying value and the ultimate sales price could be material.
In addition, accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of the appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of our real property investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies, an unanticipated structural or environmental event at a property or material changes in market, economic and political conditions globally and in the jurisdictions and sectors in which a property operates, may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. As a result, our NAV per share may not reflect a material event until such time as sufficient information is available and the impact of such an event on a property’s valuation is evaluated, such that our NAV may be appropriately updated in accordance with our valuation guidelines. The Adviser will rely on the Independent Valuation Advisor and third-party pricing services’ appraisals in determining the fair value of the private commercial real estate investments as well as any Level 2 securities, such as MBS, in which the Fund may invest. There will be no retroactive adjustment in the valuation of such assets, the offering price of the Common Stock, the price the Fund paid to repurchase Common Stock or
NAV-based
fees the Fund paid to KKR and the Distributor to the extent such valuations prove to not accurately reflect the realizable value of the Fund’s assets. Because the price you will pay for Common Stock in this offering, and the price at which your shares may be repurchased in quarterly tender offers by the Fund, are based on NAV per share of Common Stock, you may pay more than realizable value or receive less than realizable value for your investment.

Capital Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Capital Markets Risk
The Fund expects to fund a portion of its commercial real estate investments with property-level financing. The Fund’s business may be adversely affected by disruptions in the debt and equity capital markets and institutional lending market, including the lack of access to capital or prohibitively high costs of obtaining or replacing capital. There can be no assurance that any financing will be available to the Fund in the future on acceptable terms, if at all, or that it will be able to satisfy the conditions precedent required to use its credit facilities, if entered into, which could reduce the number, or alter the type, of investments that the Fund would make otherwise. This may reduce the Fund’s income. To the extent that financing proves to be unavailable when needed, the Fund may be compelled to modify its investment strategies to optimize the performance of the portfolio. Any failure to obtain financing could have a material adverse effect on the continued development or growth of the Fund’s business and harm the Fund’s ability to operate and make distributions.

Illiquid Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid Investment Risk
Many of the Fund’s investments will be illiquid, including
the
Fund’s private commercial real estate investments. A variety of factors could make it difficult for the Fund to dispose of any of its illiquid assets on acceptable terms even if a disposition is in the best interests of the Fund’s stockholders. The Fund cannot predict whether it will be able to sell any asset for the price or on the terms set by it or whether any price or other terms offered by a prospective purchaser would be acceptable to the Fund. The Fund also cannot predict the length of time needed to find a willing purchaser and to close the sale of an asset. The Fund may be required to expend cash to correct defects or to make improvements before an asset can be sold, and there can be no assurance that it will have cash available to correct those defects or to make those improvements. As a result, the Fund’s ability to sell investments in response to changes in economic and other conditions could be limited. Limitations on the

Fund’s ability to respond to adverse changes in the performance of its investments may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions.

RMBS Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RMBS Risk
RMBS are, generally, securities that represent interest in a pools of residential mortgage loans secured by one to four family residential mortgage loans. Our investments in RMBS are subject to the risks of defaults, foreclosure timeline extension, fraud, home price depreciation and unfavorable modification of loan principal amount, interest rate and amortization of principal accompanying the underlying residential mortgage loans. To the extent that assets underlying our investments are concentrated geographically, by property type or in certain other respects, we may be subject to certain of the foregoing risks to a greater extent. In the event of defaults on the residential mortgage loans that underlie our investments in RMBS and the exhaustion of any underlying or any additional credit support, we may not realize our anticipated return on our investments and we may incur a loss on these investments.
We may also acquire
non-agency
RMBS, which are backed by residential property but, in contrast to agency RMBS, their principal and interest are not guaranteed by federally chartered entities such as the Fannie Mae and Freddie Mac and, in the case of Ginnie Mae, the U.S. government. In addition, we may invest in government mortgage pass-through securities, which represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated by private lenders and guaranteed by a federal agency, including those issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Ginnie Mae certificates are direct obligations of the U.S. Government and, as such, are backed by the “full faith and credit” of the United States. Fannie Mae is a federally chartered, privately owned corporation and Freddie Mac is a corporate instrumentality of the United States. Fannie Mae and Freddie Mac certificates are not backed by the full faith and credit of the United States but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the Treasury. The Treasury has no legal obligation to provide such line of credit and may choose not to do so.

Risks Related to the Banking Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Banking Sector
In early 2023, bank closures in the U.S. and Europe caused uncertainty for financial services companies—especially in the banking sector, and U.S. middle market banks in particular—and fear of instability in the global financial system generally. Many financial institutions experienced volatile stock prices and significant losses in their equity value, and there is concern that depositors have withdrawn, or could withdraw in the future, significant sums from their accounts at these institutions (each, a “Distress Event”). As a result, U.S. governmental agencies (including the U.S. Federal Deposit Insurance Corporation (the “FDIC”) and the U.S. Federal Reserve Bank) intervened directly and indirectly to protect the uninsured depositors of banks that have recently closed or who have experienced a significant Distress Event. Simultaneously, as a result of depositary outflows and other existential issues, the Swiss Financial Market Supervisory Authority intervened in the collapse of Credit Suisse, one of the global systemically important banks, brokering its partial sale to UBS. There is a risk that other financial institutions could undergo Distress Events as a result of contagion disconnected from market fundamentals or for other reasons, and it is unclear what steps regulators would take, if any, in the event of further bank closures or continuing (or increasing) market distress.
Banks and other financial institutions, including those that could undergo Distress Events could provide credit facilities and/or other forms of financing to the Fund or its portfolio investments. There can be no assurance that such financial institutions will honor their obligations as creditors or that another financial institution would be willing and able to provide replacement financing or similar capabilities and on similar terms.
If a financial institution closes, whether as a result of a Distress Event or otherwise, there is no guarantee that its uninsured depositors, which could include the Fund and/or its portfolio investments, will be made whole or, even if made whole, that such deposits will become available for withdrawal in short order. Pursuant to statute, U.S. bank accounts are insured by the FDIC in an amount up to $250,000. While the U.S. government has considered raising that limit, there can be no guarantee that such limit will be increased. As a consequence, for example, if a Distress Event occurs, the Fund or portfolio investments could be delayed or prevented from accessing a portion or all of their bank accounts or making required payments under their debt or other contractual obligations. Stockholders could be impacted in their ability to receive distributions and/or capital gains for related reasons.
Distress Events could have a potentially adverse effect on the ability of the Adviser to manage the Fund and its investments, and on the ability of the Adviser, the Fund and any portfolio investment to maintain operations, which in each case could result in significant losses and in unconsummated investment acquisitions and dispositions. Such losses could include: a loss of funds; an obligation to pay fees and expenses in the event the

Fund is not able to close a transaction (whether due to the inability to draw capital on a credit line provided by a financial institution experiencing a Distress Event, the inability of the Fund to access capital contributions or otherwise); the inability of the Fund to acquire or dispose of investments, or acquire or dispose of such investments at prices that the Adviser believes reflect the fair value of such investments; and the inability of portfolio investments to make payroll, fulfill obligations or maintain operations. If a Distress Event leads to a loss of access to a financial institution’s services, it is also possible that the Fund or a portfolio investment will incur additional expenses or delays in putting in place alternative arrangements or that such alternative arrangements will be less favorable than those formerly in place (with respect to economic terms, service levels, access to capital, or otherwise). Although the Adviser expects to exercise contractual remedies under agreements with financial institutions in the event of a Distress Event, there can be no assurance that such remedies will be successful or avoid losses or delays. The Fund and its portfolio investments are subject to similar risks if any financial institution utilized by investors in the Fund or by suppliers, vendors, service providers or other counterparties of the Fund or a portfolio investment becomes subject to a Distress Event, which could have a material adverse effect on the Fund.
Many financial institutions require, as a condition to using their services (including lending services), that the Adviser and/or the Fund maintain all or a set amount or percentage of their respective accounts or assets with the financial institution, which heightens the risks associated with a Distress Event with respect to such financial institutions. Although the Adviser seeks to do business with financial institutions that it believes are creditworthy and capable of fulfilling their respective obligations to the Fund, the Adviser is under no obligation to use a minimum number of financial institutions with respect to the Fund or to maintain account balances at or below the relevant insured amounts.
Uncertainty caused by bank failures—and general concern regarding the financial health and outlook for other financial institutions—could have an overall negative effect on banking systems and financial markets generally. Any developments could also have other implications for broader economic and monetary policy, including interest rate policy. For the foregoing reasons, there can be no assurances that conditions in the banking sector and in global financial markets will not worsen and/or adversely affect the Fund or one or more of its portfolio investments or its overall performance.

Global Conflict Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Global Conflict Risk
United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict, ongoing armed conflict between Israel and Hamas, recent escalation of conflict in the Middle East and Southwest Asia and continued political and social unrest in various countries, such as Venezuela and Mexico, which have led, are currently leading, and for an unknown period of time will continue to lead to disruptions in local, regional, national, and global markets and economies affected thereby. Most recently, on February 28, 2026, the United States and Israel launched a major assault on Iran with the stated aim of toppling the regime in Tehran, triggering regional Iranian retaliation across the Gulf, including attacks against targets in Qatar, the United Arab Emirates (UAE), Kuwait, Bahrain and Saudi

Arabia. An escalation in this or other global conflicts may have a material adverse impact on the Fund, its portfolio companies and the market generally, including as a result of intense regional and global military and/or economic retaliation, major maritime disruptions in the Strait of Hormuz, and large-scale cyber warfare.
In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication (SWIFT) payment system. Certain countries, including the United States, have provided and may continue to provide military aid or other assistance to Ukraine and to Israel, or have undertaken or will undertake military strikes in Southwest Asia, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the escalation of conflict in the Middle East and Southwest Asia and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyber-attacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.
Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the escalation of conflict in the Middle East and Southwest Asia and subsequent sanctions or related actions, may lead to increased volume and price volatility. The extent and duration of the ongoing conflicts, resulting sanctions and any related market disruptions are impossible to predict, but could be substantial, particularly if current or new sanctions continue for an extended period of time or if geopolitical tensions result in expanded military operations on a global scale. Any such disruptions may also have the effect of heightening many of the other risks described in this section. If these disruptions or other matters of global concern continue for an extensive period of time, to the extent that we, our portfolio companies, third-party service providers, investors, or related customer bases have material operations or assets in such conflict zones, they may be materially adversely affected.

Back Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Back Leverage Risk
The Fund may use “back leverage,” where a lender borrows money from a third-party to finance its loan to a borrower, for certain investments. The use of back leverage potentially enhances the return profile of investments, and accordingly, of the Fund overall, but also increases the risks associated with collateralized assets held through the same leverage facilities. The use of back leverage also could limit the ability of a collateralized vehicle to make distributions.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
The Fund’s investments will expose it to interest rate risk, meaning that changes in prevailing market interest rates could negatively affect the value of such investments. If interest rates increase, so could the Fund’s interest costs for new debt, including variable rate debt obligations under any credit facility or other financing. This increased cost could make the financing of any development or acquisition more costly. Changes in interest rates could limit the Fund’s ability to refinance existing debt when it matures or cause it to pay higher interest rates upon refinancing, which would negatively impact liquidity and profitability. In addition, an increase in interest rates could decrease the access third parties have to credit or the amount they are willing to pay for the Fund’s assets. Factors that will affect market interest rates include, without limitation, inflation, deflation, slow or stagnant economic growth or recession, unemployment, money supply, governmental monetary policies, international disorders and instability in domestic and foreign financial markets.
Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. Changes in the level of interest rates also can affect, among other things, the Fund’s ability to acquire certain traded real estate-related securities at attractive prices and enter into hedging transactions. Interest rates are highly sensitive to many factors, including governmental monetary and tax policies, domestic and international economic and political conditions, and other factors beyond the Fund’s control. If market interest rates increase further in the future, the interest rate on any variable rate borrowings will increase and will create higher debt service requirements, which would adversely affect the Fund’s cash flow and could adversely impact the Fund’s results of operations. Interest rate changes may also impact the Fund’s NAV as certain traded real estate-related securities and hedge derivatives, if any, are marked to market. Generally, as interest rates increase, the value of the Fund’s fixed rate securities decreases, which will decrease the book value of the Fund’s equity.
Furthermore, shifts in the Treasury yield curve reflecting an increase in interest rates would also affect the yield required on certain traded real estate-related securities and therefore their value. For instance, increasing interest rates would reduce the value of the fixed rate assets the Fund holds at the time because the higher yields required by increased interest rates result in lower market prices on existing fixed rate assets in order to adjust the yield upward to meet the market and vice versa
. This would have similar effects on the Fund’s real estate-related securities portfolio and the Fund’s financial position and operations as a change in interest rates generally.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		30 Hudson Yards
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10001
Contact Personnel Name		Lori Hoffman, Esq.
Class U [Member]
Fee Table [Abstract]
Sales Load [Percent]	[3]	0.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Management Fees [Percent]	[4]	1.25%
Interest Expenses on Borrowings [Percent]	[5]	0.46%
Distribution/Servicing Fees [Percent]	[6]	0.60%
Incentive Fees [Percent]	[7]	0.44%
Loan Servicing Fees [Percent]	[8]	0.25%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[9]	0.00%
Other Annual Expenses [Percent]	[10]	0.53%
Total Annual Expenses [Percent]		3.53%
Waivers and Reimbursements of Fees [Percent]	[11]	0.02%
Net Expense over Assets [Percent]		3.55%
Expense Example [Table Text Block]
Class U Example
The following example illustrates the expenses that you would pay on a $1,000 investment in Class U Shares and assuming (i) total annual expenses of net assets attributable to the Class U Shares remains the same, (ii) a 5% annual return, (iii) reinvestment of all dividends and distributions at NAV and (iv) application of the Expense Limitation and Reimbursement Agreement through April 30, 2027:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$36	$108	$183	$380
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Expense Example, Year 01		$ 36
Expense Example, Years 1 to 3		108
Expense Example, Years 1 to 5		183
Expense Example, Years 1 to 10		$ 380
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class U Shares
Outstanding Security, Authorized [Shares]		100,000,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		27,389,284.02
Class S [Member]
Fee Table [Abstract]
Sales Load [Percent]	[3]	3.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.50%
Management Fees [Percent]	[4]	1.25%
Interest Expenses on Borrowings [Percent]	[5]	0.46%
Distribution/Servicing Fees [Percent]	[6]	0.60%
Incentive Fees [Percent]	[7]	0.44%
Loan Servicing Fees [Percent]	[8]	0.25%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[9]	0.00%
Other Annual Expenses [Percent]	[10]	0.53%
Total Annual Expenses [Percent]		3.53%
Waivers and Reimbursements of Fees [Percent]	[11]	0.02%
Net Expense over Assets [Percent]		3.55%
Expense Example [Table Text Block]
Class S Example
The following example illustrates the expenses that you would pay on a $1,000 investment in Class S Shares and assuming (i) the maximum sales load, (ii) total annual expenses of net assets attributable to the Class S Shares remains the same, (iii) a 5% annual return, (iv) reinvestment of all dividends and distributions at NAV and (v) application of the Expense Limitation and Reimbursement Agreement through April 30, 2027:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$69	$140	$212	$401
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Expense Example, Year 01		$ 69
Expense Example, Years 1 to 3		140
Expense Example, Years 1 to 5		212
Expense Example, Years 1 to 10		$ 401
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class S Shares
Outstanding Security, Authorized [Shares]		100,000,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		1,817.45
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	[3]	0.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Management Fees [Percent]	[4]	1.25%
Interest Expenses on Borrowings [Percent]	[5]	0.46%
Distribution/Servicing Fees [Percent]	[6]	0.00%
Incentive Fees [Percent]	[7]	0.44%
Loan Servicing Fees [Percent]	[8]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[9]	0.00%
Other Annual Expenses [Percent]	[10]	0.53%
Total Annual Expenses [Percent]		2.68%
Waivers and Reimbursements of Fees [Percent]	[11]	0.02%
Net Expense over Assets [Percent]		2.70%
Expense Example [Table Text Block]
Class I Example
The following example illustrates the expenses that you would pay on a $1,000 investment in Class I Shares and assuming (i) total annual expenses of net assets attributable to the Class I Shares remains the same, (ii) a 5% annual return, (iii) reinvestment of all dividends and distributions at NAV and (iv) application of the Expense Limitation and Reimbursement Agreement through April 30, 2027:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$27	$83	$142	$301
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Expense Example, Year 01		$ 27
Expense Example, Years 1 to 3		83
Expense Example, Years 1 to 5		142
Expense Example, Years 1 to 10		$ 301
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class I Shares
Outstanding Security, Authorized [Shares]		100,000,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		34,901,138.91
Class D [Member]
Fee Table [Abstract]
Sales Load [Percent]	[3]	0.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Management Fees [Percent]	[4]	1.25%
Interest Expenses on Borrowings [Percent]	[5]	0.46%
Distribution/Servicing Fees [Percent]	[6]	0.00%
Incentive Fees [Percent]	[7]	0.44%
Loan Servicing Fees [Percent]	[8]	0.25%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[9]	0.00%
Other Annual Expenses [Percent]	[10]	0.53%
Total Annual Expenses [Percent]		2.93%
Waivers and Reimbursements of Fees [Percent]	[11]	0.02%
Net Expense over Assets [Percent]		2.95%
Expense Example [Table Text Block]
Class D Example
The following example illustrates the expenses that you would pay on a $1,000 investment in Class D Shares and assuming (i) total annual expenses of net assets attributable to the Class D Shares remains the same, (ii) a 5% annual return, (iii) reinvestment of all dividends and distributions at NAV and (iv) application of the Expense Limitation and Reimbursement Agreement through April 30, 2027:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$30	$91	$154	$325
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Expense Example, Year 01		$ 30
Expense Example, Years 1 to 3		91
Expense Example, Years 1 to 5		154
Expense Example, Years 1 to 10		$ 325
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class D Shares
Outstanding Security, Authorized [Shares]		100,000,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		7,262.19
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of Net Assets Attributable to Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Shares of Common Stock

[1]	Total amount of each class of senior securities outstanding at the end of the period presented.
[2]	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness as calculated for the applicable borrowings and then multiplying by $1,000.
[3]	KKR Capital Markets LLC (the “Distributor”) is the principal underwriter and distributor of the Common Stock and serves in that capacity on a best efforts basis, subject to various conditions. Shares may be offered through Selling Agents that have entered into selling agreements with the Distributor. Selling Agents typically receive the sales load with respect to Class S Shares purchased by their clients. The Distributor does not retain any portion of the sales load or dealer manager fees. Class S Shares are subject to a maximum sales load of up to 3.00% of the offering price. However, purchases of Class S Shares may be eligible for a sales load discount. Class S Shares are subject to a maximum dealer manager fee of 0.50% of the offering price. See “Purchase of Shares—Sales Loads and Dealer Manager Fees.” The Selling Agents may, in their sole discretion and subject to applicable law, reduce or waive the sales load on a non-scheduled basis in individual cases. Although Class D Shares, Class U Shares and Class I Shares are each not subject to a sales load or dealer manager fee, investors purchasing Shares through a Selling Agent could be required to pay transactional or other fees on purchases and sales of Class D Shares, Class U Shares or Class I Shares to their Selling Agents in such amounts as their Selling Agents may determine. Any such fees will be in addition to an investor’s investment in the Fund and not deducted therefrom. Investors should consult with their Selling Agents about the sale load and any additional fees or charges their Selling Agents might impose on each class of shares.
[4]	Pursuant to the Advisory Agreement, the Adviser receives a Management Fee payable monthly in arrears at the annual rate of 1.25% of the average daily value of the Fund’s net assets. See “Management of the Fund—Investment Advisory Agreements and Fees.”
[5]	The table assumes the average use of leverage by the Fund (including by the Fund’s consolidated subsidiaries) in an amount equal to 5% of the Fund’s total assets (less all liabilities and indebtedness not represented by Investment Company Act leverage) and assumes the annual interest rate on borrowings is 6.7%. The Fund’s actual interest costs associated with leverage may differ from the estimates above. In addition, the Fund also expects that its unconsolidated operating entities will use borrowings, the costs of which will be indirectly borne by stockholders. In December 2022, the Fund entered into a revolving credit facility (the “Credit Agreement”) with Barclays Bank PLC, Goldman Sachs Lending Partners LLC and Wells Fargo Bank N.A. in the amount of $250,000,000. The interest rate on Benchmark Advances under the Credit Agreement is the SOFR plus applicable margin of (a) 3.05% for borrowings in U.S. dollars or Sterling or (b) 3.00% for borrowings in currencies other than U.S. dollars and Sterling. The Fund pays a non-usage fee equal to 0.35% per annum on the daily unused portion of the committed line. In May 2025, the Fund extended the Credit Agreement for three years through May 12, 2028. The Credit Agreement also has a one year extension option through May 12, 2029. At December 31, 2025, the Fund had no borrowings outstanding under the Credit Agreement.
[6]	The Fund pays the Distributor a Distribution Fee that is payable monthly and accrued daily at an annualized rate of 0.60% of the net assets of the Fund attributable to Class U Shares and Class S Shares. The Distribution Fee is for the sale and marketing of the Class U Shares and Class S Shares and to reimburse the Distributor for related expenses incurred. All or a portion of the Distribution Fee may be used to pay for sub-transfer agency, sub-accounting and certain other administrative services that are not required to be paid pursuant to a service fee under FINRA rules. The Distributor generally will pay all or a portion of the Distribution Fee to the Selling Agents that sell Class U Shares and Class S Shares. Payment of the Distribution Fee is governed by the Fund’s Distribution and Service Plan.
[7]	Pursuant to the Advisory Agreement, the Adviser receives an incentive fee that is payable quarterly in arrears in an amount equal to 12.5% of the Fund’s Portfolio Operating Income for the immediately preceding quarter. See “Management of the Fund—Investment Advisory Agreements and Fees.”
[8]	Class D Shares, Class S Shares and Class U Shares are subject to a Servicing Fee that is payable monthly and accrued daily at an annualized rate of 0.25% of the net assets of the Fund attributable to such classes. The Servicing Fee is for personal services provided to stockholders and/or the maintenance of stockholder accounts and, where applicable, to reimburse the Distributor for related expenses incurred. The Servicing Fee is governed by the Fund’s Shareholder Servicing Plan. All or a portion of the Servicing Fee may be used to pay for sub-transfer agency, sub-accounting and certain other administrative services. The Fund also pays for certain sub-transfer agency, sub-accounting and administrative services outside of the Servicing Fee.
[9]	Represents estimated fees and expenses related to property management, disposition expenses, any other expenses related to investments in real property by the Fund’s consolidated subsidiaries. In addition, the Fund also expects that its unconsolidated operating entities will incur property management, disposition and other expenses related to investments in real property, the costs of which will be indirectly borne by stockholders. The Fund’s real estate operating subsidiaries have and expect in the future to hire third-party or affiliated property managers (who could also be joint venture partners for an investment) at prevailing market rates to perform management and specialized services for the Fund’s commercial real estate investments.
[10]	“Other Expenses” are estimated based on average Fund net assets of approximately $1,466,000,000 for the current fiscal year. “Other Expenses” include professional fees, offering expenses and other expenses, including, without limitation, filing fees, printing fees, administration fees, custody fees, director fees and insurance costs.
[11]	Pursuant to an Expense Limitation and Reimbursement Agreement, through April 30, 2027, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund so that certain of the Fund’s Specified Expenses will not exceed 0.50% of net assets (annualized). The Fund has agreed to repay these amounts, when and if requested by the Adviser, but only if and to the extent that Specified Expenses are less than 0.50% of net assets (annualized) (or, if a lower expense limit is then in effect, such lower limit) within 36 months after the Adviser waived or reimbursed such fees or expenses; provided, however, that the Adviser may recapture a Specified Expense in the same year it is incurred. This arrangement cannot be terminated prior to April 30, 2027 without the Board’s consent. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, including offering costs, with the exception of (i) the Management Fee, (ii) the Incentive Fee, (iii) the Servicing Fee, (iv) the Distribution Fee, (v) property level expenses, (vi) brokerage costs or other investment-related out-of-pocket expenses, including with respect to unconsummated investments, (vii) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (viii) taxes, and (ix) extraordinary expenses (as determined in the sole discretion of the Adviser).